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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 1/31/08


Item 1. Schedule of Investments.


INTECH Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.8%
Advertising Agencies - 0.1%
            25,400    Interpublic Group of Companies, Inc.*                                                           $      226,822
             7,400    Omnicom Group, Inc.                                                                                    335,738
                                                                                                                             562,560
Aerospace and Defense - 2.9%
            38,900    Boeing Co.                                                                                           3,235,702
            20,800    General Dynamics Corp.                                                                               1,756,768
            51,600    Lockheed Martin Corp.                                                                                5,568,672
            11,600    Northrop Grumman Corp.                                                                                 920,576
            15,500    Raytheon Co.                                                                                         1,009,670
             1,700    Rockwell Collins, Inc.                                                                                 107,440
                                                                                                                          12,598,828
Aerospace and Defense - Equipment - 0.7%
            35,600    B.F. Goodrich Co.                                                                                    2,226,780
            11,400    United Technologies Corp.                                                                              836,874
                                                                                                                           3,063,654
Agricultural Chemicals - 0.3%
            13,300    Monsanto Co.                                                                                         1,495,452
Agricultural Operations - 0.1%
             5,400    Archer-Daniels-Midland Co.                                                                             237,870
Apparel Manufacturers - 0.4%
            22,100    VF Corp.                                                                                             1,709,877
Appliances - 0.1%
             4,100    Whirlpool Corp.                                                                                        348,951
Applications Software - 1.2%
             9,600    Citrix Systems, Inc.*                                                                                  332,352
            22,200    Compuware Corp.*                                                                                       188,700
           142,400    Microsoft Corp.                                                                                      4,642,240
                                                                                                                           5,163,292
Athletic Footwear - 0.4%
            30,900    NIKE, Inc. - Class B                                                                                 1,908,384
Audio and Video Products - 0.1%
            10,700    Harman International Industries, Inc.                                                                  498,299
Automotive - Cars and Light Trucks - 0.1%
             9,600    General Motors Corp.                                                                                   271,776
Automotive - Medium and Heavy Duty Trucks - 0.6%
            54,600    PACCAR, Inc. #                                                                                       2,561,832
Automotive - Truck Parts and Equipment - Original - 0.8%
            97,100    Johnson Controls, Inc.                                                                               3,434,427
Beverages - Non-Alcoholic - 2.1%
            60,500    Coca-Cola Co.                                                                                        3,579,785
            52,700    Coca-Cola Enterprises, Inc.                                                                          1,215,789
            23,400    Pepsi Bottling Group, Inc.                                                                             815,490
            49,700    PepsiCo, Inc.                                                                                        3,389,043
                                                                                                                           9,000,107
Beverages - Wine and Spirits - 0.3%
            20,200    Brown-Forman Corp. - Class B                                                                         1,272,196
            10,000    Constellation Brands, Inc. - Class A*                                                                  209,000
                                                                                                                           1,481,196
Brewery - 0.3%
            30,300    Molson Coors Brewing Co. - Class B                                                                   1,353,501
Broadcast Services and Programming - 0.4%
            56,800    Clear Channel Communications, Inc.                                                                   1,744,328
Building Products - Air and Heating - 0.1%
             5,300    Trane, Inc.                                                                                            237,334
Cable Television - 1.1%
           152,200    Comcast Corp. - Class A*                                                                             2,763,952
            78,300    DIRECTV Group, Inc.*                                                                                 1,768,014
                                                                                                                           4,531,966
Chemicals - Diversified - 0.6%
            14,100    Dow Chemical Co.                                                                                       545,106
               900    E.I. du Pont de Nemours and Co.                                                                         40,662
            29,900    PPG Industries, Inc.                                                                                 1,976,091
                                                                                                                           2,561,859
Chemicals - Specialty - 0%
             3,100    International Flavors & Fragrances, Inc.                                                               132,091
Coal - 0%
             1,600    CONSOL Energy, Inc.                                                                                    116,800
Coatings and Paint Products - 0%
             1,800    Sherwin-Williams Co.                                                                                   102,978
Commercial Banks - 0.1%
             5,700    Commerce Bancorp, Inc.                                                                                 217,227
             1,300    M&T Bank Corp.                                                                                         119,301
             4,800    Marshall & Ilsley Corporation                                                                          133,920
                                                                                                                             470,448
Computers - 4.1%
            44,900    Apple, Inc.*                                                                                         6,077,664
            20,900    Dell, Inc.*                                                                                            418,836
           150,200    Hewlett-Packard Co.                                                                                  6,571,250
            43,700    IBM Corp. #                                                                                          4,690,758
                                                                                                                          17,758,508
Computers - Integrated Systems - 0.2%
            41,300    Terdata Corp.*                                                                                         983,766
Computers - Memory Devices - 0.5%
           125,900    EMC Corp.*                                                                                           1,998,033
             3,700    SanDisk Corp.*                                                                                          94,165
                                                                                                                           2,092,198
Consumer Products - Miscellaneous - 0.1%
             4,700    Kimberly-Clark Corp.                                                                                   308,555
Containers - Metal and Glass - 0.3%
            24,300    Ball Corp.                                                                                           1,115,127
Containers - Paper and Plastic - 0%
             3,200    Pactiv Corp.*                                                                                           91,552
Cosmetics and Toiletries - 3.2%
            26,000    Avon Products, Inc.                                                                                    910,520
            54,400    Colgate-Palmolive Co.                                                                                4,188,800
             9,100    Estee Lauder Companies, Inc. - Class A                                                                 384,020
           122,887    Procter & Gamble Co.                                                                                 8,104,398
                                                                                                                          13,587,738
Data Processing and Management - 0.4%
            35,900    Fidelity National Information Services, Inc.                                                         1,523,955
Dental Supplies and Equipment - 0.1%
            10,500    Patterson Companies, Inc.*                                                                             336,420
Distribution/Wholesale - 0.1%
             2,800    W.W. Grainger, Inc.                                                                                    222,796
Diversified Operations - 6.2%
            14,100    3M Co.                                                                                               1,123,065
            26,400    Cooper Industries, Ltd. - Class A                                                                    1,175,856
            10,700    Eaton Corp.                                                                                            885,532
           358,100    General Electric Co.                                                                                12,680,321
            71,900    Honeywell International, Inc.                                                                        4,247,133
            12,400    Illinois Tool Works, Inc.                                                                              624,960
            63,900    Ingersoll-Rand Co. - Class A                                                                         2,525,328
             1,500    ITT Corp.                                                                                               89,145
            52,400    Leucadia National Corp. #                                                                            2,314,508
             3,700    Parker Hannifin Corp.                                                                                  250,157
            19,100    Textron, Inc.                                                                                        1,070,555
                                                                                                                          26,986,560
Drug Delivery Systems - 0.1%
             8,700    Hospira, Inc.*                                                                                         357,657
E-Commerce/Products - 1.3%
            69,200    Amazon.com, Inc.*                                                                                    5,376,840
E-Commerce/Services - 0.2%
            38,000    Expedia, Inc.*                                                                                         874,760
             1,800    IAC/InterActiveCorp*                                                                                    46,692
                                                                                                                             921,452
Electric - Integrated - 7.4%
            14,500    Allegheny Energy, Inc.                                                                                 794,455
            63,700    American Electric Power Company, Inc.                                                                2,728,271
             6,200    CenterPoint Energy, Inc.                                                                                99,262
             1,300    CMS Energy Corp. #                                                                                      20,371
            50,900    Constellation Energy Group, Inc.                                                                     4,782,564
               800    Dominion Resources, Inc.                                                                                34,400
            18,200    Edison International                                                                                   949,312
            45,300    Entergy Corp.                                                                                        4,900,554
            12,800    Exelon Corp.                                                                                           975,232
            32,700    FirstEnergy Corp.                                                                                    2,328,894
            88,700    FPL Group, Inc.                                                                                      5,719,376
             3,300    Pepco Holdings, Inc.                                                                                    84,018
            15,900    PG&E Corp.                                                                                             652,536
            90,600    PPL Corp.                                                                                            4,432,152
            36,400    Public Service Enterprise Group, Inc.                                                                3,494,400
                                                                                                                          31,995,797
Electronic Components - Semiconductors - 0.9%
            11,200    Altera Corp.                                                                                           189,168
            37,100    Intel Corp.                                                                                            786,520
            21,700    MEMC Electronic Materials, Inc.*                                                                     1,550,682
            11,600    Microchip Technology, Inc.                                                                             370,156
            10,000    National Semiconductor Corp.                                                                           184,300
             3,800    NVIDIA Corp.*                                                                                           93,442
            24,600    Texas Instruments, Inc.                                                                                760,878
                                                                                                                           3,935,146
Electronics - Military - 0.1%
             5,500    L-3 Communications Holdings, Inc.                                                                      609,565
Engineering - Research and Development Services - 0.7%
            11,700    Fluor Corp.                                                                                          1,423,539
            20,400    Jacobs Engineering Group, Inc.*                                                                      1,559,376
                                                                                                                           2,982,915
Engines - Internal Combustion - 0.5%
            47,100    Cummins, Inc.                                                                                        2,273,988
Enterprise Software/Services - 0.6%
           115,642    Oracle Corp.*                                                                                        2,376,443
Fiduciary Banks - 0%
               900    Bank of New York Mellon Corp.                                                                           41,967
Filtration and Separations Products - 0.3%
            38,600    Pall Corp.                                                                                           1,423,954
Finance - Consumer Loans - 0.2%
            33,800    SLM Corp. #                                                                                            735,150
Finance - Investment Bankers/Brokers - 1.9%
           157,400    Citigroup, Inc.                                                                                      4,441,828
            10,400    Goldman Sachs Group, Inc.                                                                            2,088,008
            37,100    JP Morgan Chase & Co.                                                                                1,764,105
               900    Morgan Stanley Co.                                                                                      44,487
                                                                                                                           8,338,428
Finance - Mortgage Loan Banker - 0.2%
            16,700    Fannie Mae                                                                                             565,462
             4,100    Freddie Mac                                                                                            124,599
                                                                                                                             690,061
Finance - Other Services - 0.4%
               500    CME Group, Inc.                                                                                        309,450
             9,100    IntercontinentalExchange, Inc.*                                                                      1,273,636
               800    NYSE Euronext #                                                                                         62,920
                                                                                                                           1,646,006
Food - Confectionary - 0.2%
             2,600    Hershey Foods Corp.                                                                                     94,120
            14,400    Wm. Wrigley Jr. Co.                                                                                    826,992
                                                                                                                             921,112
Food - Dairy Products - 0%
             4,700    Dean Foods Co.*                                                                                        131,600
Food - Diversified - 0.5%
             2,700    ConAgra Foods, Inc.                                                                                     58,131
             9,400    General Mills, Inc.                                                                                    513,334
            27,500    H.J. Heinz Co.                                                                                       1,170,400
             8,700    Kellogg Co.                                                                                            416,730
                                                                                                                           2,158,595
Food - Meat Products - 0.3%
           104,100    Tyson Foods, Inc. - Class A                                                                          1,483,425
Food - Retail - 1.2%
           131,500    Kroger Co.                                                                                           3,346,675
            52,100    Safeway, Inc.                                                                                        1,614,579
             2,900    Whole Foods Market, Inc.                                                                               114,376
                                                                                                                           5,075,630
Food - Wholesale/Distribution - 0.5%
            73,200    Supervalu, Inc.                                                                                      2,200,392
Forestry - 0.3%
            19,500    Weyerhaeuser Co.                                                                                     1,320,540
Gas - Distribution - 0.1%
             5,700    Sempra Energy Co.                                                                                      318,630
Health Care Cost Containment - 0%
             1,700    McKesson Corp.                                                                                         106,743
Hotels and Motels - 0%
             4,200    Wyndham Worldwide Corp.                                                                                 98,952
Independent Power Producer - 0.2%
            91,700    Dynegy, Inc.*                                                                                          642,817
Industrial Automation and Robotics - 0.2%
            15,100    Rockwell Automation, Inc.                                                                              861,002
Industrial Gases - 0.3%
            12,000    Air Products and Chemicals, Inc.                                                                     1,080,240
             3,700    Praxair, Inc.                                                                                          299,367
                                                                                                                           1,379,607
Instruments - Scientific - 1.3%
            34,900    PerkinElmer, Inc.                                                                                      868,661
            63,200    Thermo Fisher Scientific, Inc.*                                                                      3,254,168
            23,500    Waters Corp.*                                                                                        1,350,075
                                                                                                                           5,472,904
Insurance Brokers - 0%
             2,300    Aon Corp.                                                                                              100,096
Internet Security - 0.1%
            16,200    VeriSign, Inc.*                                                                                        549,504
Investment Management and Advisory Services - 0.2%
             2,900    Ameriprise Financial, Inc.                                                                             160,399
             4,600    Franklin Resources, Inc.                                                                               479,458
             2,100    T. Rowe Price Group, Inc.                                                                              106,239
                                                                                                                             746,096
Life and Health Insurance - 1.5%
             1,600    AFLAC, Inc.                                                                                             98,128
            73,400    CIGNA Corp.                                                                                          3,608,344
             1,030    Lincoln National Corp.                                                                                  55,991
            16,400    Prudential Financial, Inc.                                                                           1,383,668
            52,600    UnumProvident Corp.                                                                                  1,189,812
                                                                                                                           6,335,943
Machinery - Construction and Mining - 1.0%
            37,400    Caterpillar, Inc.                                                                                    2,660,636
            25,200    Terex Corp.*                                                                                         1,480,752
                                                                                                                           4,141,388
Machinery - Farm - 0.3%
            15,700    Deere & Co.                                                                                          1,377,832
Machinery - General Industrial - 0%
             2,500    Manitowoc Company, Inc.                                                                                 95,300
Medical - Biomedical and Genetic - 0.4%
             1,500    Biogen Idec, Inc.*                                                                                      91,425
            27,000    Celgene Corp.*                                                                                       1,514,970
                                                                                                                           1,606,395
Medical - Drugs - 5.2%
            68,900    Abbott Laboratories                                                                                  3,879,070
           102,300    Bristol-Myers Squibb Co.                                                                             2,372,337
            16,800    Eli Lilly and Co.                                                                                      865,536
            10,500    King Pharmaceuticals, Inc.*                                                                            110,145
           214,400    Merck & Company, Inc.                                                                                9,922,432
            61,700    Pfizer, Inc.                                                                                         1,443,163
           190,100    Schering-Plough Corp.                                                                                3,720,257
               300    Wyeth                                                                                                   11,940
                                                                                                                          22,324,880
Medical - Generic Drugs - 0.1%
            11,900    Watson Pharmaceuticals, Inc.*                                                                          310,709
Medical - HMO - 0.3%
            15,900    Aetna, Inc.                                                                                            846,834
             7,500    Coventry Health Care, Inc.*                                                                            424,350
             2,100    UnitedHealth Group, Inc.                                                                               106,764
                                                                                                                           1,377,948
Medical - Wholesale Drug Distributors - 0.1%
             5,400    Cardinal Health, Inc.                                                                                  313,038
Medical Information Systems - 0.1%
            14,200    IMS Health, Inc.                                                                                       339,238
Medical Instruments - 0%
             3,400    Medtronic, Inc.                                                                                        158,338
Medical Labs and Testing Services - 0.3%
            22,000    Quest Diagnostics, Inc.                                                                              1,085,040
Medical Products - 2.8%
            60,800    Baxter International, Inc.                                                                           3,692,992
             2,100    Becton, Dickinson and Co.                                                                              181,713
            32,200    Johnson & Johnson                                                                                    2,036,972
            59,300    Stryker Corp.                                                                                        3,971,321
            25,900    Zimmer Holdings, Inc.*                                                                               2,027,193
                                                                                                                          11,910,191
Metal - Aluminum - 0.3%
            35,500    Alcoa, Inc.                                                                                          1,175,050
Metal - Diversified - 0.2%
             8,904    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         792,723
Metal Processors and Fabricators - 1.3%
            48,800    Precision Castparts Corp.                                                                            5,553,440
Multi-Line Insurance - 1.9%
            31,900    American International Group, Inc.                                                                   1,759,604
           130,000    Loews Corp.                                                                                          6,069,700
             7,600    MetLife, Inc.                                                                                          448,172
                                                                                                                           8,277,476
Multimedia - 0.9%
             1,600    Meredith Corp. #                                                                                        75,184
           104,200    News Corporation, Inc. - Class A                                                                     1,969,380
             9,500    Time Warner, Inc.                                                                                      149,530
            59,900    Walt Disney Co.                                                                                      1,792,807
                                                                                                                           3,986,901
Networking Products - 1.8%
           234,900    Cisco Systems, Inc.*                                                                                 5,755,050
            69,600    Juniper Networks, Inc.*                                                                              1,889,640
                                                                                                                           7,644,690
Oil - Field Services - 1.6%
             7,300    Baker Hughes, Inc.                                                                                     473,989
            49,900    Schlumberger, Ltd. (U.S. Shares)                                                                     3,765,454
            30,600    Smith International, Inc. #                                                                          1,658,826
            14,400    Weatherford International, Ltd.*                                                                       890,064
                                                                                                                           6,788,333
Oil and Gas Drilling - 0.4%
            13,400    Noble Corp. (U.S. Shares)                                                                              586,518
             3,000    Rowan Companies, Inc.                                                                                  102,120
             9,934    Transocean, Inc.*                                                                                    1,217,908
                                                                                                                           1,906,546
Oil Companies - Exploration and Production - 0.6%
             5,700    Anadarko Petroleum Corp.                                                                               333,963
             3,300    Apache Corp.                                                                                           314,952
             3,700    Noble Energy, Inc.                                                                                     268,546
            16,600    Occidental Petroleum Corp.                                                                           1,126,642
             3,300    Range Resources Corp.                                                                                  172,326
             8,700    XTO Energy, Inc.                                                                                       451,878
                                                                                                                           2,668,307
Oil Companies - Integrated - 7.4%
            74,333    Chevron Corp.                                                                                        6,281,139
            40,500    ConocoPhillips                                                                                       3,252,960
           224,400    Exxon Mobil Corp.                                                                                   19,388,159
               900    Hess Corp.                                                                                              81,747
            56,522    Marathon Oil Corp.                                                                                   2,648,056
             8,800    Murphy Oil Corp.                                                                                       647,152
                                                                                                                          32,299,213
Oil Field Machinery and Equipment - 0.8%
            57,000    National-Oilwell Varco, Inc.*                                                                        3,433,110
Oil Refining and Marketing - 0.6%
            12,700    Tesoro Corp.                                                                                           495,935
            32,300    Valero Energy Corp.                                                                                  1,911,837
                                                                                                                           2,407,772
Paper and Related Products - 0.1%
             4,700    International Paper Co.                                                                                151,575
             6,000    MeadWestvaco Corp.                                                                                     168,000
                                                                                                                             319,575
Pharmacy Services - 1.5%
            18,100    Express Scripts, Inc. - Class A*                                                                     1,221,569
           105,834    Medco Health Solutions, Inc.*                                                                        5,300,167
                                                                                                                           6,521,736
Photo Equipment and Supplies - 0%
             4,900    Eastman Kodak Co.                                                                                       97,657
Pipelines - 0.1%
             4,700    Questar Corp.                                                                                          239,277
Printing - Commercial - 0%
             2,100    R.R. Donnelley & Sons Co.                                                                               73,269
Property and Casualty Insurance - 0.1%
             5,000    Progressive Corp.                                                                                       92,800
             6,600    Travelers Companies, Inc.                                                                              317,460
                                                                                                                             410,260
Publishing - Newspapers - 0%
               200    Washington Post Co. - Class B                                                                          148,800
Quarrying - 0.4%
            23,900    Vulcan Materials Co.                                                                                 1,875,194
REIT - Office Property - 0%
               500    Boston Properties, Inc.                                                                                 45,960
Retail - Apparel and Shoe - 0.6%
            64,400    Coach, Inc.*                                                                                         2,064,020
             3,300    Nordstrom, Inc.                                                                                        128,370
             6,100    Polo Ralph Lauren Corp.                                                                                369,599
                                                                                                                           2,561,989
Retail - Auto Parts - 0.2%
             5,600    AutoZone, Inc.*                                                                                        676,928
Retail - Automobile - 0%
             6,400    Auto Nation, Inc.*                                                                                     104,192
Retail - Computer Equipment - 0.1%
            10,900    GameStop Corp. - Class A*                                                                              563,857
Retail - Consumer Electronics - 0.2%
            43,500    RadioShack Corp. #                                                                                     754,725
Retail - Discount - 0.1%
             6,500    Big Lots, Inc.*, #                                                                                     112,840
             3,000    TJX Companies, Inc.                                                                                     94,680
             2,700    Wal-Mart Stores, Inc.                                                                                  137,376
                                                                                                                             344,896
Retail - Drug Store - 0.5%
            54,199    CVS/Caremark Corp.                                                                                   2,117,555
Retail - Jewelry - 0.3%
            34,400    Tiffany & Co.                                                                                        1,372,560
Retail - Major Department Stores - 0%
             1,000    Sears Holdings Corp.*                                                                                  110,490
Retail - Regional Department Stores - 0.2%
            16,500    Kohl's Corp.*                                                                                          753,060
Retail - Restaurants - 1.2%
            94,300    McDonald's Corp.                                                                                     5,049,765
Rubber - Tires - 0.3%
            43,000    Goodyear Tire & Rubber Co.*                                                                          1,082,310
Savings/Loan/Thrifts - 0.1%
             6,700    Hudson City Bancorp, Inc.                                                                              109,746
            17,100    Washington Mutual, Inc. #                                                                              340,632
                                                                                                                             450,378
Schools - 0.4%
            20,700    Apollo Group, Inc. - Class A*                                                                        1,650,618
Semiconductor Components/Integrated Circuits - 0.4%
            27,900    Analog Devices, Inc.                                                                                   791,244
            28,800    Linear Technology Corp. #                                                                              796,896
                                                                                                                           1,588,140
Semiconductor Equipment - 0.1%
             5,700    Applied Materials, Inc.                                                                                102,144
             2,700    KLA-Tencor Corp.                                                                                       112,806
                                                                                                                             214,950
Steel - Producers - 0.5%
            19,100    United States Steel Corp.                                                                            1,950,301
Steel - Specialty - 0.3%
            18,000    Allegheny Technologies, Inc.                                                                         1,267,200
Super-Regional Banks - 1.6%
           127,826    Bank of America Corp.                                                                                5,669,083
             2,400    Capital One Financial Corp.                                                                            131,544
             2,700    Comerica, Inc.                                                                                         117,774
             3,900    Fifth Third Bancorp                                                                                    105,690
             1,700    PNC Bank Corp.                                                                                         111,554
             2,800    SunTrust Banks, Inc.                                                                                   193,060
            16,800    Wells Fargo & Co. #                                                                                    571,368
                                                                                                                           6,900,073
Telecommunication Equipment - Fiber Optics - 0.3%
            27,400    Ciena Corp.*, #                                                                                        743,362
            17,500    Corning, Inc.                                                                                          421,225
                                                                                                                           1,164,587
Telecommunication Services - 0.5%
            42,900    Embarq Corp.                                                                                         1,943,370
Telephone - Integrated - 5.6%
           473,253    AT&T, Inc.                                                                                          18,215,508
             8,300    CenturyTel, Inc.                                                                                       306,353
           122,000    Sprint Nextel Corp.                                                                                  1,284,660
           106,700    Verizon Communications, Inc.                                                                         4,144,228
             5,308    Windstream Corp.                                                                                        61,626
                                                                                                                          24,012,375
Television - 0%
             4,400    CBS Corp. - Class B                                                                                    110,836
Therapeutics - 0.1%
             6,300    Gilead Sciences, Inc.*                                                                                 287,847
Tobacco - 0.3%
            12,800    Altria Group, Inc.                                                                                     970,496
             2,100    UST, Inc.                                                                                              109,116
                                                                                                                           1,079,612
Tools - Hand Held - 0%
               600    Snap-On, Inc.                                                                                           29,472
Toys - 0.5%
            19,000    Hasbro, Inc.                                                                                           493,430
            79,800    Mattel, Inc.                                                                                         1,676,598
                                                                                                                           2,170,028
Transportation - Railroad - 0.4%
            10,700    CSX Corp.                                                                                              518,736
             9,700    Union Pacific Corp.                                                                                  1,212,791
                                                                                                                           1,731,527
Transportation - Services - 0%
             3,200    Expeditors International of Washington, Inc.                                                           151,328
Web Portals/Internet Service Providers - 0.6%
             4,200    Google, Inc. - Class A*                                                                              2,370,060
Wireless Equipment - 0.1%
             7,200    American Tower Corp. - Class A*                                                                        270,216
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $398,286,003)                                                                                   410,744,773
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.8%
         3,335,200    Janus Institutional Cash Management   Fund - Institutional Shares, 3.95%                             3,335,200
         4,358,800    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                  4,358,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $7,694,000)                                                                                      7,694,000
Other Securities - 2.4%
         3,653,857    Allianz Dresdner Daily Asset Fund +                                                                  3,653,857
         6,516,088    Time Deposits +                                                                                      6,516,088
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $10,169,945)                                                                                 10,169,945
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $416,149,948) - 100%                                                                    $  428,608,718
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $    4,591,248               1.1%
Cayman Islands                                        586,518               0.1%
Netherlands                                         3,765,454               0.9%
United States ++                                  419,665,498              97.9%
--------------------------------------------------------------------------------
Total                                          $  428,608,718             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (93.7% excluding Short-Term Securities and Other Securities)


REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 44.0%
Advertising Sales - 0.4%
           284,375    Lamar Advertising Co. - Class A*                                                                $   12,262,250
Aerospace and Defense - 1.0%
         1,206,930    BAE Systems PLC**                                                                                   11,242,872
           147,295    Boeing Co.                                                                                          12,251,998
           248,580    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                10,788,372
                                                                                                                          34,283,242
Agricultural Chemicals - 4.3%
           448,885    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              63,238,918
           161,736    Syngenta A.G.                                                                                       42,669,736
           651,605    Syngenta A.G. (ADR)                                                                                 34,365,648
                                                                                                                         140,274,302
Apparel Manufacturers - 0.6%
         1,525,825    Esprit Holdings, Ltd.                                                                               19,843,908
Athletic Footwear - 0.5%
           244,780    NIKE, Inc. - Class B                                                                                15,117,613
Audio and Video Products - 0.3%
           232,985    Sony Corp. (ADR)**                                                                                  11,064,458
Automotive - Cars and Light Trucks - 0.4%
           254,474    BMW A.G.**                                                                                          14,163,418
Beverages - Non-Alcoholic - 1.0%
           343,695    Coca-Cola Co.                                                                                       20,336,433
           181,595    PepsiCo, Inc.                                                                                       12,382,963
                                                                                                                          32,719,396
Brewery - 1.0%
           385,390    InBev N.V.                                                                                          31,735,583
Building Products - Air and Heating - 0.4%
           262,585    Daikin Industries, Ltd.*,**                                                                         11,805,650
Casino Hotels - 0.7%
         1,155,861    Crown, Ltd.*                                                                                        12,075,711
           124,840    MGM Mirage*                                                                                          9,140,785
                                                                                                                          21,216,496
Commercial Services - Finance - 0.2%
           249,370    Western Union Co.                                                                                    5,585,888
Computers - 1.1%
            71,405    Apple, Inc.*                                                                                         9,665,381
           463,525    Hewlett-Packard Co.                                                                                 20,279,219
            50,950    Research In Motion, Ltd. (U.S. Shares)*                                                              4,783,186
                                                                                                                          34,727,786
Computers - Memory Devices - 0.9%
         1,907,020    EMC Corp.*                                                                                          30,264,407
Cosmetics and Toiletries - 1.4%
           693,600    Avon Products, Inc.                                                                                 24,289,872
           330,595    Procter & Gamble Co.                                                                                21,802,740
                                                                                                                          46,092,612
Diversified Operations - 2.0%
         1,498,795    General Electric Co.                                                                                53,072,330
         4,063,815    Melco International Development, Ltd.                                                                5,704,337
            50,535    Siemens A.G. **,#                                                                                    6,575,264
                                                                                                                          65,351,931
E-Commerce/Services - 0.5%
           249,405    eBay, Inc.*                                                                                          6,706,500
           677,280    Liberty Media Corp. - Interactive*                                                                  10,775,525
                                                                                                                          17,482,025
Electric Products - Miscellaneous - 0.2%
           127,150    Emerson Electric Co.                                                                                 6,464,306
Electronic Components - Semiconductors - 1.6%
            32,523    Samsung Electronics Company, Ltd.                                                                   20,857,858
         1,009,980    Texas Instruments, Inc.                                                                             31,238,682
                                                                                                                          52,096,540
Energy - Alternate Sources - 0.1%
            76,425    Suntech Power Holdings Company, Ltd. (ADR)*                                                          4,182,740
Enterprise Software/Services - 1.0%
         1,568,080    Oracle Corp.*                                                                                       32,224,044
Finance - Credit Card - 1.4%
           907,850    American Express Co.                                                                                44,775,162
Finance - Investment Bankers/Brokers - 0.9%
           644,100    JP Morgan Chase & Co.                                                                               30,626,955
Finance - Mortgage Loan Banker - 0.7%
           664,310    Fannie Mae                                                                                          22,493,537
Food - Diversified - 1.7%
           246,416    Kraft Foods, Inc. - Class A                                                                          7,210,132
           110,945    Nestle S.A.                                                                                         49,598,700
                                                                                                                          56,808,832
Hotels and Motels - 0.7%
           531,075    Starwood Hotels & Resorts Worldwide, Inc.                                                           24,031,144
Industrial Automation and Robotics - 0.3%
           188,650    Rockwell Automation, Inc.                                                                           10,756,823
Machinery - General Industrial - 0.3%
        14,483,170    Shanghai Electric Group Company, Ltd. #                                                             11,272,512
Medical - Biomedical and Genetic - 0.3%
           179,100    Celgene Corp.*                                                                                      10,049,301
Medical - Drugs - 3.3%
           538,645    Merck & Company, Inc.                                                                               24,928,491
           400,330    Roche Holding A.G.                                                                                  72,551,474
            24,710    Roche Holding A.G. (ADR)                                                                             2,247,375
           173,845    Wyeth                                                                                                6,919,031
                                                                                                                         106,646,371
Medical - HMO - 0.4%
           249,370    Coventry Health Care, Inc.*                                                                         14,109,355
Medical Instruments - 0.2%
           123,180    Medtronic, Inc.                                                                                      5,736,493
Medical Products - 0.3%
            38,960    Nobel Biocare Holding A.G.                                                                           9,648,083
Multimedia - 0.3%
           587,550    News Corporation, Inc. - Class A                                                                    11,104,695
Oil Companies - Exploration and Production - 1.5%
           720,950    EnCana Corp. (U.S. Shares)                                                                          47,734,100
Oil Companies - Integrated - 3.3%
           879,070    ConocoPhillips                                                                                      70,606,902
           176,150    Hess Corp.                                                                                          15,999,705
           228,287    Suncor Energy, Inc.                                                                                 21,468,712
                                                                                                                         108,075,319
Optical Supplies - 0.2%
            50,695    Alcon, Inc. (U.S. Shares)                                                                            7,198,690
Retail - Apparel and Shoe - 0.3%
           249,370    Nordstrom, Inc.                                                                                      9,700,493
Retail - Consumer Electronics - 0.5%
           158,320    Yamada Denki Company, Ltd.*,**                                                                      16,913,847
Retail - Drug Store - 1.4%
         1,160,717    CVS/Caremark Corp.                                                                                  45,349,213
Retail - Jewelry - 0.2%
           196,655    Tiffany & Co.                                                                                        7,846,535
Soap and Cleaning Preparations - 1.4%
           871,475    Reckitt Benckiser PLC**                                                                             45,612,855
Telecommunication Equipment - Fiber Optics - 0.6%
           876,165    Corning, Inc.                                                                                       21,089,292
Therapeutics - 0.8%
           556,815    Gilead Sciences, Inc.*                                                                              25,440,877
Tobacco - 1.7%
           748,805    Altria Group, Inc.                                                                                  56,774,395
Transportation - Railroad - 1.1%
           490,069    Canadian National Railway Co. (U.S. Shares)                                                         24,704,378
            94,240    Union Pacific Corp.                                                                                 11,782,827
                                                                                                                          36,487,205
Web Portals/Internet Service Providers - 0.3%
           568,130    Yahoo!, Inc.*                                                                                       10,896,733
Wireless Equipment - 0.4%
           314,415    QUALCOMM, Inc.                                                                                      13,337,484
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,120,384,384)                                                                               1,449,474,896
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 6.3%
Agricultural Chemicals - 0%
   $       990,000    Mosaic Co., 6.25%, senior notes, due 12/1/16 (144A) ***                                              1,069,200
Applications Software - 0.1%
         2,832,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                             2,823,864
Automotive - Cars and Light Trucks - 0.1%
         2,770,000    General Motors Nova Financial Corp., 6.85%, company guaranteed
                      notes, due 10/15/08                                                                                  2,749,225
Brewery - 0%
           857,000    Anheuser Bush COS, Inc., 5.50%, senior subordinated notes, due 1/15/18                                 889,547
Cable Television - 0.3%
         3,821,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09 ***                                      3,742,811
         5,574,739    CSC Holdings, Inc., 6.89625%, bank loan, due 3/29/13 ***                                             5,132,272
                                                                                                                           8,875,083
Chemicals - Diversified - 0%
         1,266,000    E.I. DU PONT DE NEMOURS, 5.00%, senior unsecured notes
                      due 11/5/13                                                                                          1,310,058
Commercial Banks - 0.2%
         5,490,000    U.S. Bank, 5.70%, subordinated notes, due 12/15/08                                                   5,614,112
Computer Services - 0.1%
         2,873,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes
                      due 8/15/13                                                                                          2,916,095
Consumer Products - Miscellaneous - 0.1%
         2,940,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                              2,974,198
Containers - Metal and Glass - 0.5%
         9,006,000    Owens-Brockway Glass Container, Inc., 8.875%, company
                      guaranteed notes, due 2/15/09                                                                        9,006,000
         7,945,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               7,954,931
                                                                                                                          16,960,931
Data Processing and Management - 0.2%
         2,517,000    Fiserv, Inc., 6.125%, company guaranteed notes, due 11/20/15                                         2,618,720
         2,517,000    Fiserv, Inc., 6.80%, company guaranteed notes, due 11/20/17                                          2,643,257
                                                                                                                           5,261,977
Diversified Financial Services - 0.1%
         3,815,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            4,171,737
Diversified Operations - 0.5%
        11,430,000    General Electric Co., 5.25%, senior unsecured notes, due 12/6/17                                    11,530,630
         3,723,000    Textron, Inc., 5.60%, senior unsecured notes, due 12/1/17                                            3,843,837
                                                                                                                          15,374,467
Electric - Generation - 0%
         1,210,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                    1,176,725
Electric - Integrated - 1.1%
         3,402,000    CMS Energy Corp., 6.30%, senior unsubordinated notes, due 2/1/12                                     3,460,926
         1,745,000    Energy Future Holdings, 10.875%, company guaranteed notes
                      due 11/1/17 (144A)                                                                                   1,727,550
         9,070,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    9,051,325
           770,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       769,447
         2,640,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                     2,646,948
           941,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                  973,063
         1,901,000    Texas Competitive Electric Holdings, 10.25%, company guaranteed
                      notes, due 11/1/15 (144A)                                                                            1,867,733
         2,993,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes
                      due 11/1/15 (144A)                                                                                   2,940,623
         5,714,000    Virginia Electric & Power Co., 5.10%, senior unsecured notes
                      due 11/30/12                                                                                         5,896,408
         5,832,000    West Penn Power Co., 5.95%, first mortgage notes, due 12/15/17 (144A)                                5,990,817
                                                                                                                          35,324,840
Finance - Auto Loans - 0.2%
         4,342,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 ***                                                 4,244,756
         1,998,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                      1,769,681
                                                                                                                           6,014,437
Finance - Investment Bankers/Brokers - 0.2%
         1,003,000    Goldman Sachs Group, Inc., 6.75%, senior subordinated notes
                      due 10/1/37                                                                                            983,993
         4,286,000    JP Morgan Chase & Co, 6.00%, senior notes, due 1/15/18                                               4,448,020
         1,003,000    Merrill Lynch & Co., 6.11%, subordinated notes, due 1/29/37                                            870,692
         1,003,000    Morgan Stanley, 5.95%, senior unsecured notes, due 12/28/17                                          1,012,505
                                                                                                                           7,315,210
Food - Diversified - 0.2%
         7,085,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        7,063,483
Food - Retail - 0.2%
         1,406,000    Kroger Co., 6.15%, bonds, due 1/15/20                                                                1,449,154
         3,426,000    Kroger Co., 6.40%, company guaranteed notes, due 8/15/17                                             3,641,777
         1,054,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed
                      notes, due 4/15/15                                                                                     990,760
                                                                                                                           6,081,691
Food - Wholesale/Distribution - 0.2%
         5,460,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                         5,535,075
Independent Power Producer - 0.2%
         1,338,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due
                      1/15/17                                                                                              1,296,188
         3,377,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                              3,292,575
         1,588,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17#                                             1,548,300
                                                                                                                           6,137,063
Machinery - Construction and Mining - 0%
         1,455,000    Atlas Copco A.B., 5.60%, bonds, due 5/22/17 (144A) +++                                               1,477,410
Medical - Hospitals - 0.1%
         4,000,000    HCA, Inc., 9.25%, secured notes, due 11/15/16                                                        4,195,000
Multimedia - 0.2%
         6,286,000    Walt Disney Company, 4.7%, senior unsecured notes, due
                      12/1/12                                                                                              6,427,108
         1,465,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                            1,478,566
                                                                                                                           7,905,674
Non-Hazardous Waste Disposal - 0%
           580,882    Allied Waste Industries, Inc., 4.60%, bank loan, due 3/28/14 ***                                       539,976
           466,533    Allied Waste Industries, Inc., 5.43%, bank loan, due 3/28/14 ***                                       434,071
           236,552    Allied Waste Industries, Inc., 5.46%, bank loan, due 3/28/14 ***                                       220,093
            41,629    Allied Waste Industries, Inc., 6.36%, bank loan, due 3/28/14 ***                                        38,733
            39,425    Allied Waste Industries, Inc., 6.42%, bank loan, due 3/28/14 ***                                        36,682
           275,978    Allied Waste Industries, Inc., 6.88%, bank loan, due 3/28/14 ***                                       256,775
                                                                                                                           1,526,330
Oil Companies - Exploration and Production - 0.2%
         2,483,000    Encana, Corp., 6.50%, unsubordinated notes, due 2/1/38                                               2,562,493
           463,000    Forest Oil Corp., 8.00%, company guaranteed notes, due
                      12/15/11                                                                                               480,363
         1,752,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                            1,752,000
         1,500,000    Sabine Pass L.P., 7.25%, secured notes, due 11/30/13                                                 1,417,500
                                                                                                                           6,212,356
Pipelines - 0.3%
           710,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes
                      due 2/1/37                                                                                             690,169
         1,174,000    Kinder Morgan Energy Partners L.P., 6.00%, senior unsecured notes
                      due 2/1/17                                                                                           1,186,982
           960,000    Southern Natural Gas Co., 5.90%, notes, due 4/1/17 (144A)                                              960,852
         7,088,000    Spectra Energy Corp., 6.75%, senior unsubordinated, due 2/15/32                                      6,963,223
                                                                                                                           9,801,226
Publishing - Periodicals - 0.2%
         5,971,109    Idearc, Inc., 6.83%, bank loan, due 11/17/14 ***                                                     5,419,617
Rental Auto/Equipment - 0.1%
         3,291,387    Avis Budget Car Rental LLC, 4.50%, bank loan, due 4/19/12 ***                                        3,054,604
Retail - Regional Department Stores - 0.1%
         4,630,000    May Department Stores Co., 4.80%, unsecured notes, due 7/15/09                                       4,645,404
Super-Regional Banks - 0.3%
         7,146,000    Wells Fargo Co., 5.625%, senior unsecured notes, due 12/11/17                                        7,343,780
           828,000    Bank of America Corp., 8.0%, notes, due 12/29/49 ***                                                   860,085
         1,004,000    Bank One Corp., 7.625%, subordinated notes, due 10/15/26                                             1,123,898
                                                                                                                           9,327,763
Telephone - Integrated - 0.1%
         1,763,000    AT&T, Inc., 5.5%, bonds, due 2/1/18                                                                  1,768,899
Transportation - Railroad - 0.1%
         2,521,000    Union Pacific Corp., 5.7%, notes, due 8/15/18                                                        2,512,454
         1,910,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                              1,924,606
                                                                                                                           4,437,060
Travel Services - 0.1%
         2,693,233    TDS Investor Corp., 7.08%, bank loan, due 8/23/13 ***                                                2,402,606
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $208,839,802)                                                                                207,812,968
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Finance - Mortgage Loan Banker - 0.2%
           221,805    Fannie Mae, 8.25%                                                                                    5,860,088
U.S. Government Agency - 0.2%
           215,000    Freddie Mac, 8.375%, due 12/31/12                                                                    5,772,750
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $11,078,416)                                                                                  11,632,838
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.7%
         2,580,000    Fannie Mae, 2.50%, notes, due 6/15/08                                                                2,576,398
         4,110,000    Fannie Mae, 5.25%, notes, due 1/15/09                                                                4,210,901
           880,000    Fannie Mae, 6.375%, notes, due 6/15/09                                                                 923,616
         6,723,000    Fannie Mae, 4.875%, notes, due 5/18/12                                                               7,146,697
         5,270,000    Freddie Mac, 5.75%, notes, due 4/15/08                                                               5,302,474
         2,155,000    Freddie Mac, 5.75%, notes, due 3/15/09                                                               2,229,052
         2,040,000    Freddie Mac, 7.00%, notes, due 3/15/10                                                               2,217,415
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $24,087,909)                                                                         24,606,553
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 26.0%
         4,456,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                             4,477,585
        18,373,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                          18,678,745
         6,770,000    U.S. Treasury Bonds, 4.75%, due 12/31/08#                                                            6,926,028
        50,220,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                           51,569,663
        25,563,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            26,170,121
        19,831,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                           20,071,134
         2,435,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                            2,518,893
        17,855,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                           18,495,262
        21,642,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            22,894,877
         1,735,000    U.S. Treasury Bond, 3.625%, due 10/15/09                                                             1,779,053
        13,734,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                          14,328,421
        26,622,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                            27,661,909
         7,247,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                             7,625,206
        10,866,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           11,230,185
         5,166,000    U.S. Treasury Notes, 5.75%, due 8/15/10                                                              5,614,796
           747,000    U.S. Treasury Notes, 4.25%, due 10/15/10                                                               786,684
        28,362,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                           30,079,234
         5,835,000    U.S. Treasury Notes, 4.375%, due 12/15/10                                                            6,179,627
        18,924,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                            20,140,756
        19,299,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                           20,793,167
        10,165,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                           10,982,967
        18,483,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                            20,065,607
         4,710,000    U.S. Treasury Bonds, 4.625%, due 8/31/11#                                                            5,053,684
         2,432,000    U.S. Treasury Notes, 4.50%, due 9/30/11                                                              2,600,341
         1,422,000    U.S. Treasury Bonds, 4.50%, due 11/30/11#                                                            1,522,985
         1,700,000    U.S. Treasury Bonds, 4.625%, due 2/29/12                                                             1,831,085
        10,870,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                            11,772,721
        58,432,000    U.S. Treasury Notes, 4.875%, due 6/30/12#                                                           63,585,878
         3,140,000    U.S. Treasury Notes, 4.625%, due 7/31/12#                                                            3,387,520
        34,696,000    U.S. Treasury Notes, 4.125%, due 8/31/12#                                                           36,704,586
         3,093,000    U.S. Treasury Bonds, 4.25%, due 9/30/12#                                                             3,290,661
         6,169,000    U.S. Treasury Bonds, 3.875%, due 10/31/12#                                                           6,462,509
        13,879,000    U.S. Treasury Bonds, 3.375%, due 11/30/12#                                                          14,225,975
        14,962,000    U.S. Treasury Bond, 3.625%, due 12/31/12#                                                           15,519,574
        13,762,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                            14,642,548
        26,648,746    U.S. Treasury Notes, 1.875%, due 7/15/15#,^^                                                        28,174,814
        22,601,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                            23,905,846
        14,930,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                            16,020,592
        35,827,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                           39,933,097
        15,822,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                            19,986,398
         4,802,045    U.S. Treasury Notes, 2.50%, due 7/15/16 ^^                                                           5,314,141
        26,890,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                           29,492,871
        20,709,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                          22,343,064
        16,239,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                            17,356,698
        38,265,000    U.S. Treasury Bond, 4.25%, due 11/15/17#                                                            40,184,219
         5,529,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                            7,631,314
        12,582,000    U.S. Treasury Bonds, 7.25%, due 8/15/22                                                             16,761,589
        15,138,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                            18,301,600
        37,416,000    U.S. Treasury Bonds, 4.75%, due 2/15/37#                                                            39,859,714
           259,000    U.S. Treasury Bonds, 5.00%, due 5/15/37#                                                               286,863
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $806,202,630)                                                                      855,222,807
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.7%
        85,717,938    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                              85,717,938
         3,848,500    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                  3,848,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $89,566,438)                                                                                    89,566,438
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.9%
       237,604,338    Allianz Dresdner Daily Asset Fund +                                                                237,604,338
        78,874,506    Time Deposit - ABN Ambro Bank N.V., 3.0625%, 2/1/08+                                                78,874,506
        78,874,506    Time Deposit - Calyon, 3.125%, 2/1/08+                                                              78,874,506
        78,874,506    Time Deposit - Deutsche Bank Securities, Inc., 3.125%, 2/1/08+                                      78,874,506
        39,437,253    Time Deposit - ING Financial Markets LLC, 3.08%, 2/1/08+                                            39,437,253
        78,874,506    Time Deposit - Lloyds TSB Group PLC, 3.08%, 2/1/08+                                                 78,874,506
         1,808,642    Time Deposit - Natixis, 3.09%, 2/1/08+                                                               1,808,642
        31,549,807    Time Deposit - Rabobank Nederland, 3.0625%, 2/1/08+                                                 31,549,807
        31,549,807    Time Deposit - Svenska Handelsbanken AB, 3.25%, 2/1/08+                                             31,549,807
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $657,447,871)                                                                               657,447,871
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,917,607,450) - 100%                                                                  $3,295,764,371
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                          12,075,711               0.4%
Belgium                                            31,735,583               1.0%
Bermuda                                            19,843,908               0.6%
Brazil                                             10,788,372               0.3%
Canada                                            166,603,125               5.1%
Cayman Islands                                      4,182,740               0.1%
China                                              11,272,512               0.4%
Germany                                            20,738,682               0.6%
Hong Kong                                           5,704,337               0.2%
Japan                                              39,783,955               1.2%
South Korea                                        20,857,858               0.6%
Switzerland                                       218,279,706               6.6%
United Kingdom                                     56,855,727               1.7%
United States ++                                2,677,042,155              81.2%
--------------------------------------------------------------------------------
Total                                          $3,295,764,371             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (58.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2008 (unaudited)

Currency Sold and                            Currency          Currency        Unrealized
Settlement Date                             Units Sold      Value in U.S. $     Gain/(Loss)
---------------------------------------------------------------------------------------------
British Pound 2/15/08                          1,275,000    $    2,532,813    $       23,843
British Pound 5/2/08                           7,875,000        15,564,532           604,418
British Pound 5/14/08                          2,750,000         5,430,847           128,429
Euro 5/2/08                                   11,400,000        16,894,322            32,398
Japanese Yen 2/15/08                         485,000,000         4,566,372          (373,989)
---------------------------------------------------------------------------------------------
Total                                                       $   44,988,886    $      415,099

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

^^    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                   Value as a %
                                      Acquisition    Acquisition                   of Investment
                                         Date           Cost           Value        Securities
--------------------------------------------------------------------------------------------------
Janus Balanced Fund
Atlas Copco A.B., 5.60%
   bonds, due 5/22/17 (144A)            5/15/07      $ 1,454,345     $ 1,477,410        0%
--------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                              $   102,445,119

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.5%
Airport Development - Maintenance - 0.4%
        10,583,003    Macquarie Airports**,#                                                                          $   37,415,785
Brewery - 2.4%
         2,538,798    InBev N.V.                                                                                         209,061,558
Broadcast Services and Programming - 7.1%
         9,609,197    Liberty Global, Inc. - Class A*                                                                    388,307,650
         2,134,427    Liberty Global, Inc. - Class C*                                                                     79,400,684
         1,328,606    Liberty Media Corp. - Capital*                                                                     142,984,578
                                                                                                                         610,692,912
Building and Construction Products - Miscellaneous - 0.2%
           506,015    USG Corp.*,#                                                                                        18,520,149
Building Products - Cement and Aggregate - 2.6%
         5,623,888    Cemex S.A. de C.V. (ADR)*,#                                                                        152,463,603
        22,593,908    Gujarat Ambuja Cements, Ltd.                                                                        70,010,957
                                                                                                                         222,474,560
Building Products - Wood - 0.7%
         2,447,750    Masco Corp.#                                                                                        56,126,908
Cable Television - 1.6%
         5,972,985    DIRECTV Group, Inc.*                                                                               134,870,001
Casino Hotels - 0.6%
         4,665,758    Crown, Ltd.*,**                                                                                     48,744,916
Commercial Banks - 5.1%
         3,371,258    ICICI Bank, Ltd.                                                                                    99,221,440
         3,275,369    ICICI Bank, Ltd. (ADR)#                                                                            199,011,421
        11,161,000    Mitsubishi UFJ Financial Group, Inc.                                                               110,557,578
             6,371    Mizuho Financial Group, Inc.                                                                        30,199,834
                                                                                                                         438,990,273
Containers - Metal and Glass - 6.4%
        10,918,745    Owens-Illinois, Inc.*,#,##                                                                         550,304,748
Distribution/Wholesale - 0.9%
        20,795,660    Li & Fung, Ltd.                                                                                     79,982,096
Diversified Operations - 0.5%
         9,394,000    China Merchants Holdings International Company, Ltd.                                                45,676,519
Electric - Generation - 1.7%
        28,534,140    Datang International Power Generation Company, Ltd.                                                 17,654,604
        26,452,259    National Thermal Power Corporation, Ltd.                                                           133,267,191
                                                                                                                         150,921,795
Electric - Integrated - 3.2%
        96,745,100    Tenaga Nasional Berhad                                                                             273,808,444
Electric - Transmission - 1.6%
        51,197,250    Power Grid Corporation of India, Ltd.*                                                             135,474,771
Engineering - Research and Development Services - 1.6%
         1,175,158    Larsen & Toubro, Ltd.                                                                              110,120,532
           323,596    Larsen & Toubro, Ltd. (GDR)                                                                         29,970,944
                                                                                                                         140,091,476
Finance - Mortgage Loan Banker - 0.8%
           956,565    Housing Development Finance Corporation, Ltd.                                                       69,538,480
Food - Diversified - 0.6%
         5,052,831    Cadbury Schweppes PLC**                                                                             55,766,896
Forestry - 4.1%
         4,095,070    Plum Creek Timber Company, Inc.#                                                                   170,969,173
         2,742,339    Weyerhaeuser Co.                                                                                   185,711,197
                                                                                                                         356,680,370
Independent Power Producer - 2.2%
         4,818,450    NRG Energy, Inc.*,#                                                                                185,943,986
Investment Companies - 0.3%
        11,224,990    Australian Infrastructure Fund**                                                                    27,955,990
Investment Management and Advisory Services - 0%
            13,665    Future Capital Holdings, Ltd. ^^,oo                                                                    265,525
Medical - Biomedical and Genetic - 2.3%
         4,207,375    Amgen, Inc.*                                                                                       196,021,601
Medical - HMO - 3.4%
         5,206,392    Coventry Health Care, Inc.*                                                                        294,577,659
Medical Products - 1.8%
         1,932,155    Zimmer Holdings, Inc.*                                                                             151,229,772
Metal - Diversified - 0.5%
         4,575,925    Ivanhoe Mines, Ltd. (U.S. Shares)*,#                                                                44,203,436
Metal Processors and Fabricators - 0.6%
         6,997,083    Bharat Forge, Ltd.                                                                                  50,397,341
Multimedia - 1.7%
         4,665,758    Consolidated Media Holdings, Ltd.**                                                                 18,857,712
         6,861,250    News Corporation, Inc. - Class A                                                                   129,677,625
                                                                                                                         148,535,337
Oil - Field Services - 0.4%
         1,391,155    BJ Services Co.                                                                                     30,257,621
Oil Companies - Exploration and Production - 3.8%
         2,495,710    Chesapeake Energy Corp.#                                                                            92,915,283
         3,616,425    Forest Oil Corp.*                                                                                  163,534,738
         2,424,071    Sandridge Energy, Inc.*,#                                                                           73,764,481
                                                                                                                         330,214,502
Oil Companies - Integrated - 1.4%
         1,113,420    Petroleo Brasileiro S.A. (ADR)                                                                     123,745,499
Oil Refining and Marketing - 2.8%
         3,812,165    Reliance Industries, Ltd.                                                                          240,811,403
Paper and Related Products - 0.4%
        10,315,353    Ballarpur Industries, Ltd. ##                                                                       36,727,385
Pipelines - 3.2%
         2,855,425    Enbridge, Inc.#                                                                                    114,040,634
         3,070,636    Kinder Morgan Management LLC*,##                                                                   165,814,344
                                                                                                                         279,854,978
Publishing - Periodicals - 0.2%
         1,672,155    Playboy Enterprises, Inc. - Class B*,##                                                             14,179,874
Real Estate Management/Services - 3.6%
         6,574,745    CB Richard Ellis Group, Inc.*,#                                                                    127,615,800
         6,963,000    Mitsubishi Estate Company, Ltd.                                                                    185,209,352
                                                                                                                         312,825,152
Real Estate Operating/Development - 6.9%
        38,963,000    CapitaLand, Ltd.**                                                                                 163,899,566
        43,974,000    New World Development Company, Ltd.                                                                136,440,037
         7,693,615    St. Joe Co.#, ##                                                                                   298,666,134
                                                                                                                         599,005,737
Reinsurance - 1.1%
            20,926    Berkshire Hathaway, Inc. - Class B*                                                                 95,213,300
REIT - Diversified - 1.2%
         1,161,020    Vornado Realty Trust#                                                                              104,956,208
REIT - Mortgages - 0.6%
         2,148,703    Gramercy Capital Corp.#, ##                                                                         49,742,474
REIT - Warehouse and Industrial - 2.3%
         3,330,390    ProLogis#                                                                                          197,658,647
Resorts and Theme Parks - 1.6%
         2,987,300    Vail Resorts, Inc.*,#, ##                                                                          141,418,782
Retail - Consumer Electronics - 1.0%
           845,200    Yamada Denki Company, Ltd.                                                                          90,295,500
Retail - Major Department Stores - 2.6%
         3,485,195    J.C. Penney Company, Inc.                                                                          165,233,095
         3,746,492    Pantaloon Retail India, Ltd.                                                                        57,177,806
                                                                                                                         222,410,901
Soap and Cleaning Preparations - 0.9%
         1,561,589    Reckitt Benckiser PLC**                                                                             81,733,305
Television - 1.3%
        10,338,702    British Sky Broadcasting Group PLC**                                                               113,020,222
Transportation - Railroad - 0.3%
         2,306,250    All America Latina Logistica (GDR)#                                                                 24,843,386
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,322,282,109)                                                                               7,823,188,180
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
   $    16,925,000    Ames Department Stores, Inc., 10.00%
                         senior notes, due 4/15/06***,^,^^,oo
                         (cost $7,900,645)                                                                                         0
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.6%
           242,769    MSCI World Excluding Europe Index
                         expires March 2008
                         exercise price $1,259.92                                                                          7,196,409
           195,963    MSCI World Excluding Europe Index
                         expires March 2008
                         exercise price $1,343.00                                                                         12,444,914
           242,769    MSCI World Excluding Europe Index
                         expires March 2008
                         exercise price $1,406.56                                                                         25,888,245
            23,056    NASDAQ 100 Shares Trust
                         expires February 2008
                         exercise price $46.00                                                                             4,219,248
            47,508    Russell 2000(R) Index
                         expires March 2008
                         exercise price $69.00                                                                            12,399,588
            35,631    Russell 2000(R) Index
                         expires March 2008
                         exercise price $70.00                                                                            11,758,230
             3,518    S&P 500(R) Index
                         expires February 2008
                         exercise price $1,330.00                                                                          5,065,920
            67,065    S&P Asia 50(R) Index
                         expires February 2008
                         exercise price $3,577.00                                                                         26,325,525
           111,563    S&P Asia 50(R) Index
                         expires March 2008
                         exercise price $3,385.00                                                                         33,692,836
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $102,749,230)                                                              138,990,915
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
        69,465,500    Janus Institutional Cash Management
                         Fund - Institutional Shares, 3.95%                                                               69,465,500
         7,838,500    Janus Institutional Money Market
                         Fund - Institutional Shares, 3.81%                                                                7,838,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $77,304,000)                                                                                    77,304,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.0%
       237,600,000    Allianz Dresdner Daily Asset Fund+                                                                 237,600,000
       375,843,132    Time Deposits+                                                                                     364,443,132
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $602,043,132)                                                                               602,043,132
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,112,279,116) - 100%                                                                  $8,641,526,227
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                      $  132,974,403               1.6%
Belgium                                           209,061,557               2.4%
Bermuda                                            79,982,096               0.9%
Brazil                                            148,588,885               1.7%
Canada                                            158,244,069               1.8%
China                                              17,654,604               0.2%
Hong Kong                                         182,116,556               2.1%
India                                           1,202,024,251              13.9%
Japan                                             416,262,264               4.8%
Malaysia                                          273,808,444               3.2%
Mexico                                            152,463,604               1.8%
Singapore                                         163,899,566               1.9%
United Kingdom                                    250,520,423               2.9%
United States++                                 5,253,925,505              60.8%
--------------------------------------------------------------------------------
Total                                          $8,641,526,227             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (52.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
Currency Sold and                            Currency          Currency         Unrealized
Settlement Date                             Units Sold      Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------------------
Australian Dollar 4/16/08                    132,000,000    $  117,252,540    $      680,220
British Pound 5/2/08                          11,100,000        21,938,578           851,942
British Pound 5/14/08                        102,800,000       203,014,946         4,800,908
Singapore Dollar 4/16/08                     179,700,000       127,255,774        (2,938,929)
--------------------------------------------------------------------------------------------
Total                                                       $  469,461,838    $    3,394,141

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                      S&P 500(R) Index
                         expires February 2008
                         3,690 contracts
                         exercise price $1,265.00                 $  (3,321,000)
--------------------------------------------------------------------------------
Total Written Options - Puts
                         (Premiums received $3,313,620)           $  (3,321,000)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

^ Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.

^^    Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


oo    Schedule of Fair Valued Securities (as of January 31, 2008)

                                                                 Value as a % of
                                                  Value    Investment Securities
--------------------------------------------------------------------------------
Janus Contrarian Fund
Ames Department Stores, Inc., 10.00%
   senior notes, due 4/15/06                $       --                      0.0%
Future Capital Holdings, Ltd.                  265,525                      0.0%
--------------------------------------------------------------------------------
                                            $  265,525                      0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

## The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

                                         Purchases                   Sales              Realized       Dividend           Value
                                   Shares          Cost        Shares     Cost         Gain/(Loss)      Income         at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund

Ballarpur Industries, Ltd.               --  $           --       --  $           --  $           --  $      393,166  $   36,727,385

Gramercy Capital Corp.            2,148,703      49,529,961       --              --              --              --      49,742,474

Kinder Morgan Management LLC*       782,900      40,742,465       --              --              --              --     165,814,344

Owens-Illinois, Inc.*                    --              --       --              --              --              --     550,304,748
Playboy Enterprises, Inc. -
Class B*                                 --              --       --              --              --              --      14,179,874

St. Joe Co.                              --              --       --              --              --              --     298,666,134

Vail Resorts, Inc.*               2,987,300     141,225,227       --              --              --              --     141,418,782
------------------------------------------------------------------------------------------------------------------------------------
                                             $  231,497,653           $           --  $           --  $      393,166  $1,256,853,741
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            $   545,669,050

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2008.

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.7%
Advertising Sales - 2.3%
         1,161,715    Lamar Advertising Co.*, #                                                                       $   50,093,151
Aerospace and Defense - 1.7%
           838,685    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                36,398,929
Aerospace and Defense - Equipment - 0.3%
            64,875    Alliant Techsystems, Inc.*, #                                                                        6,867,019
Agricultural Chemicals - 1.9%
           297,565    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              41,920,957
Agricultural Operations - 0.3%
         6,406,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             6,340,986
Airlines - 1.2%
           762,641    Ryanair Holdings PLC (ADR)*, #                                                                      25,487,462
Apparel Manufacturers - 0.8%
         1,300,100    Esprit Holdings, Ltd.                                                                               16,908,272
Automotive - Truck Parts and Equipment - Original - 0.4%
           362,160    Tenneco, Inc.*                                                                                       9,586,375
Batteries and Battery Systems - 0.6%
           139,195    Energizer Holdings, Inc.*                                                                           13,031,436
Building - Mobile Home and Manufactured Homes - 0.6%
           363,895    Thor Industries, Inc. #                                                                             12,852,771
Building - Residential and Commercial - 0.8%
            29,395    NVR, Inc.*, #                                                                                       18,562,943
Casino Hotels - 0.8%
         1,609,320    Crown, Ltd.*                                                                                        16,813,167
Casino Services - 1.3%
           298,810    International Game Technology #                                                                     12,750,223
           684,045    Scientific Games Corp. - Class A*, #                                                                16,280,271
                                                                                                                          29,030,494
Cellular Telecommunications - 1.6%
           402,340    Leap Wireless International, Inc.*, #                                                               16,636,759
           426,665    N.I.I. Holdings, Inc.*, #                                                                           18,201,529
                                                                                                                          34,838,288
Chemicals - Diversified - 0.9%
            76,413    K+S A.G.                                                                                            19,501,884
Commercial Services - 1.6%
         1,037,562    Iron Mountain, Inc.*, #                                                                             35,681,757
Commercial Services - Finance - 2.8%
           803,940    Equifax, Inc.                                                                                       29,818,134
           510,995    Jackson Hewitt Tax Service, Inc. #                                                                  11,308,319
           311,723    Moody's Corp. #                                                                                     10,907,188
           405,350    Riskmetrics Group, Inc.*                                                                             8,589,367
                                                                                                                          60,623,008
Computer Services - 0.9%
           329,135    IHS, Inc. - Class A*, #                                                                             20,386,622
Computers - 0.9%
           147,647    Apple, Inc.*                                                                                        19,985,498
Consulting Services - 1.3%
         1,927,055    Gartner Group, Inc.*                                                                                28,616,767
Containers - Metal and Glass - 4.1%
           478,865    Ball Corp.                                                                                          21,975,115
         1,360,805    Owens-Illinois, Inc.*                                                                               68,584,571
                                                                                                                          90,559,686
Data Processing and Management - 1.3%
           324,247    Global Payments, Inc.                                                                               12,126,838
           532,351    Paychex, Inc.                                                                                       17,418,525
                                                                                                                          29,545,363
Decision Support Software - 0.7%
           445,855    MSCI, Inc.*, #                                                                                      14,699,839
Distribution/Wholesale - 0.8%
         4,575,600    Li & Fung, Ltd.                                                                                     17,598,195
Diversified Operations - 0.8%
         1,276,000    China Merchants Holdings International Company, Ltd.                                                 6,204,305
        35,394,279    Polytec Asset Holdings, Ltd.                                                                        11,542,110
                                                                                                                          17,746,415
E-Commerce/Services - 0.2%
           298,250    Liberty Media Corp. - Interactive*                                                                   4,745,158
Electric Products - Miscellaneous - 1.0%
           506,827    AMETEK, Inc.                                                                                        22,320,661
Electronic Components - Semiconductors - 0.4%
           258,910    Microchip Technology, Inc.                                                                           8,261,818
Electronic Connectors - 0.6%
           340,215    Amphenol Corp. - Class A                                                                            13,588,187
Electronic Measuring Instruments - 1.1%
           899,400    Trimble Navigation, Ltd.*                                                                           23,789,130
Entertainment Software - 0.6%
           281,095    Electronic Arts, Inc.*                                                                              13,315,470
Fiduciary Banks - 0.8%
           252,315    Northern Trust Corp. #                                                                              18,509,828
Finance - Consumer Loans - 0.4%
           717,935    Nelnet, Inc. - Class A #                                                                             9,541,356
Finance - Other Services - 1.5%
            51,920    CME Group, Inc.                                                                                     32,133,288
Independent Power Producer - 0.7%
           400,230    NRG Energy, Inc.*                                                                                   15,444,876
Instruments - Controls - 0.5%
           117,590    Mettler-Toledo International, Inc.*                                                                 11,676,687
Instruments - Scientific - 1.2%
           499,274    Thermo Fisher Scientific, Inc.*                                                                     25,707,618
Investment Management and Advisory Services - 3.6%
           722,025    National Financial Partners Corp. #                                                                 26,065,103
         1,046,860    T. Rowe Price Group, Inc. #                                                                         52,960,647
                                                                                                                          79,025,750
Life and Health Insurance - 0.4%
         3,270,500    Sanlam, Ltd.                                                                                         8,589,548
Machinery - General Industrial - 0.2%
         5,982,000    Shanghai Electric Group Company, Ltd. #                                                              4,655,898
Machinery - Pumps - 0.7%
           454,740    Graco, Inc.                                                                                         15,561,203
Medical - Biomedical and Genetic - 2.7%
           895,073    Celgene Corp.*                                                                                      50,222,546
           114,520    Millipore Corp.*                                                                                     8,033,578
                                                                                                                          58,256,124
Medical - Drugs - 1.1%
           434,750    Shire PLC (ADR)                                                                                     23,411,288
Medical - HMO - 1.9%
           725,508    Coventry Health Care, Inc.*                                                                         41,049,243
Metal Processors and Fabricators - 0.5%
           105,530    Precision Castparts Corp.                                                                           12,009,314
Multi-Line Insurance - 0.5%
           176,850    Assurant, Inc.                                                                                      11,475,797
Oil - Field Services - 0.5%
           518,685    BJ Services Co.                                                                                     11,281,399
Oil and Gas Drilling - 0.6%
           327,590    Helmerich & Payne, Inc.                                                                             12,848,080
Oil Companies - Exploration and Production - 4.1%
           256,350    Chesapeake Energy Corp.                                                                              9,543,911
           510,140    EOG Resources, Inc., #                                                                              44,637,250
           210,155    Forest Oil Corp.*                                                                                    9,503,209
         1,128,435    Petrohawk Energy Corp.*                                                                             17,772,851
           259,745    Sandridge Energy, Inc.*, #                                                                           7,904,040
                                                                                                                          89,361,261
Oil Companies - Integrated - 1.0%
           236,775    Hess Corp.                                                                                          21,506,273
Physician Practice Management - 1.1%
           355,004    Pediatrix Medical Group, Inc.*                                                                      24,172,222
Property and Casualty Insurance - 0.5%
           346,367    W. R. Berkley Corp.                                                                                 10,481,065
Real Estate Management/Services - 0.6%
           671,435    CB Richard Ellis Group, Inc.*, #                                                                    13,032,553
Real Estate Operating/Development - 1.3%
         3,458,000    Hang Lung Properties, Ltd.                                                                          13,827,616
           385,975    St. Joe Co.  #                                                                                      14,983,549
                                                                                                                          28,811,165
Reinsurance - 1.9%
             9,399    Berkshire Hathaway, Inc. - Class B*                                                                 42,765,450
REIT - Diversified - 1.1%
         1,446,120    CapitalSource, Inc. #                                                                               23,730,829
Retail - Apparel and Shoe - 2.9%
           328,020    Abercrombie & Fitch Co. - Class A                                                                   26,139,914
           939,410    Nordstrom, Inc.                                                                                     36,543,049
                                                                                                                          62,682,963
Retail - Office Supplies - 1.2%
         1,118,815    Staples, Inc.                                                                                       26,784,431
Retail - Restaurants - 0.3%
            71,560    Chipotle Mexican Grill, Inc. - Class B*                                                              6,856,879
Schools - 0.5%
           133,294    Apollo Group, Inc. - Class A*                                                                       10,628,864
Semiconductor Components/Integrated Circuits - 2.0%
         3,451,070    Atmel Corp.*                                                                                        10,905,381
           821,845    Cypress Semiconductor Corp.*                                                                        17,464,207
         1,363,635    Marvell Technology Group, Ltd.*                                                                     16,186,347
                                                                                                                          44,555,935
Semiconductor Equipment - 1.5%
           770,645    KLA-Tencor Corp.                                                                                    32,197,548
Telecommunication Equipment - 1.5%
           751,815    CommScope, Inc.*                                                                                    33,342,995
Telecommunication Services - 3.4%
           894,750    Amdocs, Ltd. (U.S. Shares)*                                                                         29,607,277
         1,087,765    SAVVIS, Inc.*, #                                                                                    21,972,853
         1,347,620    Time Warner Telecom, Inc. - Class A*, #                                                             23,556,398
                                                                                                                          75,136,528
Therapeutics - 1.0%
           365,097    Gilead Sciences, Inc.*                                                                              16,681,281
           605,415    MannKind Corp.*, #                                                                                   4,782,779
                                                                                                                          21,464,060
Toys - 2.1%
           488,092    Marvel Entertainment, Inc.*, #                                                                      13,764,194
         1,523,505    Mattel, Inc.                                                                                        32,008,840
                                                                                                                          45,773,034
Transportation - Railroad - 0.7%
           325,590    Canadian National Railway Co. (U.S. Shares) #                                                       16,412,992
Transportation - Services - 0.8%
           358,795    Expeditors International of Washington, Inc. #                                                      16,967,416
Transportation - Truck - 0.7%
           327,920    Landstar System, Inc.                                                                               16,405,838
Web Hosting/Design - 0.7%
           208,906    Equinix, Inc.*, #                                                                                   15,778,670
Wireless Equipment - 2.4%
         1,486,145    Crown Castle International Corp.*, #                                                                53,783,588
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,400,813,497)                                                                               1,883,507,564
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.5%
        36,057,363    Janus Institutional Cash Management   Fund - Institutional Shares, 3.81%                            36,057,363
        18,131,000    Janus Institutional Money Market Fund - Institutional Shares, 3.95%                                 18,131,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $54,188,363)                                                                                    54,188,363
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.8%
       134,627,861    Allianz Dresdner Daily Asset Fund +                                                                134,627,861

        23,556,247    Time Deposit - Ambro Bank N.A., 3.0625%, 2/1/08+                                                    23,556,247
        23,556,247    Time Deposit - Calyon N.A., 3.125%, 2/1/08+                                                         23,556,247
        23,556,247    Time Deposit - Deutsche Bank A.G., 3.125%, 2/1/08+                                                  23,556,247
        11,778,123    Time Deposit - ING Bank N.A., 3.08%, 2/1/08+                                                        11,778,123
        23,556,247    Time Deposit - Lloyds Bank of London, 3.08%, 2/1/08+                                                23,556,247
           540,160    Time Deposit - Natixis N.A., 3.09%, 2/1/08+                                                            540,160
         9,422,499    Time Deposit - Rabobank Ned Cayman Islands N.A., 3.0625%, 2/1/08+                                    9,422,499
         9,422,499    Time Deposit - Svenska Handelsbanken N.A., 3.25%, 2/1/08+                                            9,422,499
                                                                                                                         125,388,269
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $260,016,130)                                                                               260,016,130
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,715,017,990) - 100%                                                                  $2,197,712,057
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country -(Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                     $    16,813,167               0.8%
Bermuda                                            50,692,814               2.3%
Brazil                                             36,398,929               1.7%
Canada                                             58,333,949               2.6%
Cayman Islands                                     17,883,096               0.8%
China                                               4,655,898               0.2%
Germany                                            19,501,884               0.9%
Hong Kong                                          20,031,921               0.9%
Ireland                                            25,487,462               1.2%
South Africa                                        8,589,548               0.4%
United Kingdom                                     53,018,565               2.4%
United States ++                                1,886,304,824              85.8%
--------------------------------------------------------------------------------
Total                                         $ 2,197,712,057               100%
================================================================================

++ Includes Short-Term Securities and Other Securities (71.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Federal Tax-Exempt Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 4.7%
Illinois - 2.3%
    $    1,070,000    Hampshire, Illinois, Special Service Area No. 19, (Crown Development-Prairie                    $    1,019,485
                      Ridge East B), 5.625%, due 3/1/22

Louisiana - 2.4%
         1,155,000    Calcasieu Parish, Louisiana, Public Transportation,
                      (Gulf Opportunity Zone), 5.875%, due 12/1/25 ^                                                       1,098,013
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities (cost $2,184,744)                                                                               2,117,498
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities - 95.3%
California - 2.7%
         1,200,000    Los Angeles Regional Airport Improvements Corp. Lease Revenue
                      (Sublease - L.A. International), Variable Rate, 2.01%, due 12/1/25                                   1,200,000
Colorado - 1.5%
         665,000      Denver, Colorado, City and County Excise Tax Revenue (Convention Center Project)
                      Series B, Variable Rate, 2.15%, due 9/1/25                                                             665,000
Florida - 10.8%
         2,040,000    Miami-Dade County, Florida, Industrial Development Authority, (Cushman
                      School Inc. Project), Variable Rate, 2.15%, due 6/1/22                                               2,040,000
         2,200,000    Jacksonville, Florida, Economic Development Revenue, (Methodist Project)
                      Variable Rate, 1.80%, due 10/1/15                                                                    2,200,000
           625,000    Pinellas County, Florida, Health Facilities Authority Revenue, (Bayfront Project)
                      Variable Rate, 1.80%, due 7/1/34                                                                       625,000
                                                                                                                           4,865,000
Georgia - 5.1%
         1,675,000    Cobb County, Georgia, Development Authority Educational Facilities, (Mt. ParanChristian School
                      Inc. Project), Variable Rate, 2.18%, due 7/1/22                                                      1,675,000
           630,000    Bibb County, Georgia, Development Authority Revenue, (Ronald McDonald House
                      Project), Variable Rate, 2.25%, due 6/1/26                                                             630,000
                                                                                                                           2,305,000
Idaho - 7.8%
         3,520,000    Idaho Health Facilities Authority Revenue, (St. Luke's Regional Medical Center
                      Project), (FSA Insured), Variable Rate, 2.01%, due 7/1/35                                            3,520,000
Illinois - 4.5%
         1,995,000    Illinois Finance Authority Revenue, (Resurrection Health), Series B, 2.05%, due 5/15/35              1,995,000
Kentucky - 3.0%
         1,345,000    Breckenridge County Kentucky Leasing Trust, (Kentucky Association of Counties
                      Leasing Trust), Variable Rate, 2.19%, due 2/1/31                                                     1,345,000
Nevada - 8.9%
         4,000,000    Las Vegas, Nevada, Variable Rate, Series C, Variable Note, 1.99%, due 6/1/36                         4,000,000
New Mexico - 1.3%
           600,000    Albuquerque, New Mexico, Educational Facilities Revenue, (Albuquerque Academy
                      Project), Variable Rate, 2.15%, due 10/15/16                                                           600,000
New York - 5.3%
         2,390,000    Metropolitan Transportation Authority, New York, Series G, Variable Rate, 1.88%
                      due 11/1/26                                                                                          2,390,000
North Carolina - 6.2%
         1,000,000    North Carolina Educational Facilities, (Cardinal Gibbons), Variable Rate, 2.17%
                      due 8/1/14                                                                                           1,000,000
         1,335,000    New Hanover County, North Carolina, Industrial Facilities and Pollution Central
                      Financing, (Corning Project), Variable Rate, 2.20%, due 5/1/10                                       1,335,000
           450,000    North Carolina Medical Care Community Hospital Revenue, (Randolph Hospital)
                      Variable Rate, 2.15%, due 10/1/37                                                                      450,000
                                                                                                                           2,785,000
North Dakota - 5.0%
           800,000    Grand Forks Hospital Facilities Revenue, (United Hospital Obligation Group)
                      Variable Rate, 2.01%, due 12/1/16                                                                      800,000
         1,435,000    Grand Forks, North Dakota, Health Care Facilities Revenue, (The UTD Hospital
                      Obligation Group), Series A, Variable Rate, 2.01%, due 12/1/25                                       1,435,000
                                                                                                                           2,235,000
Pennsylvania - 9.8%
           300,000    Chester County Pennsylvania Health and Education Facilities Authority Revenue
                      (Jenner's Pond Project), Variable Rate, 2.15%, due 7/1/34                                              300,000
         1,800,000    Delaware County Pennsylvania, (Dunwoody Village), Variable Rate, 2.18%, due 4/1/30                   1,800,000
         2,000,000    Erie, Pennsylvania, Water Authority Revenue, Series A, Variable Rate, 2.15%, due 12/1/36             2,000,000
           280,000    Montgomery County, Pennsylvania, Industrial Development Authority, First Mortgage
                      Revenue Bonds, (Meadowood Corporation), Variable Rate, 2.15%, due 12/1/20                              280,000
                                                                                                                           4,380,000
South Carolina - 2.9%
         1,300,000    Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds
                      Series B, Variable Rate, 3.15%, due 1/1/34                                                           1,300,000
Tennessee - 4.0%
         1,800,000    Metro Government Nashville & Davidson County Tennessee, (Nashville Symphony
                      Hall Project), Variable Rate, 2.15%, due 12/1/31                                                     1,800,000
Vermont - 5.4%
         2,400,000    Vermont Educational and Health Buildings Financing Agency, (Gifford Medical
                      Center Project), Series A, Variable Rate, 1.88%, due 10/1/36                                         2,400,000
Washington - 2.3%
         1,015,000    King County, Washington, Housing Authority, (Landmark Apartments Project)
                      Variable Rate, 2.15%, due 7/1/42                                                                     1,015,000
West Virginia - 1.9%
           870,000    Harrison County, West Virginia, Industrial Development Revenue, (Fox Grocery Project)
                      Variable Rate, 2.17%, due 6/1/14                                                                       870,000
Wisconsin - 4.7%
         1,825,000    Milwaukee, Wisconsin, Individual Development Revenue, (Goodwill Industries)
                      Variable Rate, 2.15%, due 7/1/19                                                                     1,825,000
           300,000    Wisconsin Health and Educational Facilities Authority Revenue, (Gundersen Lutheran)
                      (FGIC Insured), Series A, Variable Rate, 3.75%, due 5/1/33                                             300,000
                                                                                                                           2,125,000
Wyoming - 2.2%
           990,000    Sweetwater County, Wyoming, Hospital Revenue, (Memorial Hospital Project), Series B
                      Variable Rate, 2.16%, due 9/1/37                                                                       990,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Securities (cost $42,785,000)                                                                  42,785,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $44,969,744) - 100%                                                                     $   44,902,498
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

FGIC  Financial Guaranty Insurance Co.

FSA   Financial Security Assurance, Inc.

^     Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2008.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Debt - 17.6%
Agricultural Operations - 0.1%
         1,421,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, 11/5/13                          $    1,428,754
Applications Software - 0.2%
         1,945,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                             1,939,412
Auction House - Art Dealer - 0.1%
           477,023    Adesa, Inc., 7.08%, bank loan, due 10/21/13 *                                                          416,503
           504,003    Adesa, Inc., 7.08%, bank loan, due 10/21/13 *                                                          440,060
                                                                                                                             856,563
Automotive - Cars and Light Trucks - 0.2%
         1,786,466    Ford Motor Co., 8.00%, bank loan, due 12/15/13 *                                                     1,557,316
           767,250    General Motors Corp., 7.05563%, bank loan, due 11/29/13 *                                              696,471
                                                                                                                           2,253,787
Brewery - 0.1%
           600,000    Anheuser Bush Companies, Inc., 5.50%, senior subordinated notes, due 11/5/18                           622,787
Cable Television - 0.8%
         1,750,000    Charter Communications Operating LLC, 5.26%, bank loan, due 3/6/14 *                                 1,519,298
         3,875,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                                3,886,272
         3,136,804    CSC Holdings, Inc., 6.89625%, bank loan, due 3/29/13 *                                               2,887,836
                                                                                                                           8,293,406
Casino Hotels - 0%
           450,000    Seminole Hard Rock Entertainment, 7.49063%, secured notes, due 3/15/14 (144A) *                        405,000
Chemicals - Diversified - 0.1%
         1,150,000    Du Pont De Nemours, 5.00%, senior unsecured notes, due 11/5/13                                       1,190,021
Commercial Services - 0.4%
           750,000    Aramark Corp., 8.50%, company guaranteed notes, due 2/1/15                                             746,250
         3,050,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                    3,080,500
                                                                                                                           3,826,750
Computer Services - 0.3%
         3,320,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                            3,369,800
Consumer Products - Miscellaneous - 0.2%
         1,850,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                              1,871,519
Containers - Metal and Glass - 0.4%
         2,153,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  2,153,000
         1,720,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,722,150
                                                                                                                           3,875,150
Data Processing and Management - 0.4%
         2,150,000    Fiserv, Inc., 6.125%, company guaranteed notes, due 11/20/15                                         2,236,888
         2,150,000    Fiserv, Inc., 6.80%, company guaranteed notes, due 11/20/17                                          2,257,848
                                                                                                                           4,494,736
Diversified Financial Services - 0.8%
         5,535,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                          5,721,280
         2,600,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                2,635,243
                                                                                                                           8,356,523
Diversified Operations - 1.9%
         8,075,000    General Electric Co., 5.25%, senior unsecured notes, due 12/6/17                                     8,146,093
         2,905,000    Kansas City Southern de Mexico, 7.50%, company guaranteed notes, due 6/15/09                         2,923,156
         1,475,000    SPX Corp., 7.625%, senior notes, due 12/15/14 (144A)                                                 1,511,875
         2,750,000    Textron, Inc., 6.375%, senior unsecured notes, due 11/15/08                                          2,815,299
         3,550,000    Textron, Inc., 5.60%, senior unsecured notes, due 12/1/17                                            3,665,222
                                                                                                                          19,061,645
Diversified Operations - Commercial Services - 0%
            32,921    Aramark Corp., 5.19813%, bank loan, due 1/26/14 *                                                       29,876
           518,194    Aramark Corp., 6.705 %, bank loan, due 1/26/14 *                                                       479,884
                                                                                                                             509,760
Electric - Generation - 0.5%
         4,900,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                    4,765,250
Electric - Integrated - 2.8%
         2,313,000    CMS Energy Corp., 6.30%, senior unsubordinated notes, due 2/1/12                                     2,353,063
         1,275,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                            1,306,895
         1,225,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                        1,212,750
         1,900,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,896,088
         4,035,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                      4,355,294
         1,815,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                     1,806,818
         1,425,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                1,473,554
         4,350,000    Southern California Edison Co., 7.625%, unsecured notes, due 1/15/10                                 4,672,697
         1,800,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes,
                      due 11/1/15 (144A)                                                                                   1,768,500
         2,088,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes,
                      due 11/1/15 (144A)                                                                                   2,051,460
         4,025,000    Virginia Electric & Power Co., 5.10%, senior unsecured notes, due 11/30/12                           4,153,490
         4,000,000    West Penn Power Co., 5.95%, first mortgage notes, due 12/15/17 (144A)                                4,108,928
                                                                                                                          31,159,537
Electronic Components - Semiconductors - 0.3%
         3,600,000    National Semiconductor Corp., 5.24063%, senior unsecured notes, due 6/15/10 *                        3,497,954
Finance - Auto Loans - 0.3%
         2,550,000    Ford Motor Credit Co., 8.7075%, notes, due 4/15/12 *                                                 2,492,891
           575,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                        509,292
                                                                                                                           3,002,183
Finance - Consumer Loans - 0.2%
         1,579,000    John Deere Capital Corp., 4.875%, senior notes, due 10/15/10                                         1,631,927
Finance - Investment Bankers/Brokers - 0.6%
           969,000    Goldman Sachs Group, Inc., 6.75%, senior subordinated notes, due 10/1/37                               950,637
         3,025,000    JP Morgan Chase & Co., 6.00%, senior notes, due 1/15/18                                              3,139,352
         1,000,000    Merrill Lynch & Co., 6.11%, subordinated notes, due 1/29/37                                            868,088
         1,000,000    Morgan Stanley, 5.95%, senior unsecured notes, due 12/28/17                                          1,009,477
                                                                                                                           5,967,554
Food - Retail - 0.3%
         1,050,000    Kroger Co., 6.15%, bonds, due 1/15/20                                                                1,082,228
         1,010,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                      984,750
         1,700,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                         1,598,000
                                                                                                                           3,664,978
Food - Wholesale/Distribution - 0.2%
         1,850,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                         1,875,438
Gas - Distribution - 0.1%
         1,030,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                         1,009,400
Independent Power Producer - 0.2%
         1,175,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                              1,145,625
         1,125,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                              1,096,875
                                                                                                                           2,242,500
Medical - Hospitals - 0.3%
         2,625,000    HCA, Inc., 9.25%, secured notes, due 11/15/16                                                        2,752,969
Metal - Diversified - 0.2%
         1,925,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                     2,045,313
Multimedia - 0.7%
           850,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16                                                         858,826
           925,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                              933,566
           651,880    VNU, Inc., 6.6125%, bank loan, due 8/9/13 *                                                            605,160
         1,084,934    VNU, Inc., 7.14625%, bank loan, due 8/9/13 *                                                         1,007,177
         4,450,000    Walt Disney Co., 4.70%, senior unsecured notes, due 12/1/12                                          4,549,893
                                                                                                                           7,954,622
Non-Hazardous Waste Disposal - 0.5%
         2,900,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                    2,871,000
         2,400,000    Waste Management, Inc., 7.375%, senior unsubordinated notes, due 8/1/10                              2,560,742
                                                                                                                           5,431,742
Oil Companies - Exploration and Production - 0.9%
         2,373,000    Encana Corp., 6.50%, unsubordinated notes, due 2/1/38                                                2,448,971
           300,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                        311,250
         1,200,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                            1,200,000
         2,230,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                      2,421,370
         2,200,000    Sabine Pass L.P., 7.50%, secured notes, due 11/30/16                                                 2,062,500
         1,325,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                          1,312,552
                                                                                                                           9,756,643
Paper and Related Products - 0.2%
           158,019    Georgia-Pacific Corp., 6.58%, bank loan, due 12/20/12 *                                                145,262
           200,025    Georgia-Pacific Corp., 6.83125%, bank loan, due 12/20/12 *                                             183,877
           100,012    Georgia-Pacific Corp., 6.89625%, bank loan, due 12/20/12 *                                              91,938
         1,600,197    Georgia-Pacific Corp., 6.89625%, bank loan, due 12/20/12 *                                           1,471,013
                                                                                                                           1,892,090
Pipelines - 0.9%
         9,100,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                               8,066,913
         1,800,000    Spectra Energy Corp., 6.75%, senior unsubordinated notes, due 2/15/32                                1,768,313
                                                                                                                           9,835,226
Publishing - Periodicals - 0.1%
         1,014,750    Idearc, Inc., 6.83%, bank loan, due 11/17/14 *                                                         921,028
Reinsurance - 0.1%
         1,400,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                             1,434,560
Satellite Telecommunications - 0.1%
         1,414,000    INTELSAT (Bermuda), Ltd., 7.13125%, bank loan, due 2/1/14 *                                          1,380,714
Schools - 0.1%
           609,804    Education Management LLC, 6.625%, bank loan, due 6/1/13 *                                              563,117
Special Purpose Entity - 0.2%
           975,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                            884,813
         1,390,000    Source Gas LLC, 5.90%, senior notes, due 4/1/17 (144A) +++                                           1,357,569
                                                                                                                           2,242,382
Super-Regional Banks - 0.7%
           800,000    Bank of America Corp., 8.00%, notes, due 12/29/49 *                                                    831,000
           975,000    Bank One Corp., 7.625%, subordinated notes, due 10/15/26                                             1,091,435
         5,050,000    Wells Fargo Co., 5.625%, senior unsecured notes, due 12/11/17                                        5,189,768
                                                                                                                           7,112,203
Telephone - Integrated - 0.6%
         1,650,000    AT&T, Inc., 5.50%, bonds, due 2/1/18                                                                 1,655,521
         2,950,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                         2,986,639
         1,275,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11                           1,325,181
                                                                                                                           5,967,341
Television - 0.1%
         1,701,389    Univision Communications, Inc., 5.49375%, bank loan, due 9/29/14 *                                   1,393,013
            48,611    Univision Communications, Inc., 5.52125%, bank loan, due 9/29/14 *                                      39,800
                                                                                                                           1,432,813
Transportation - Railroad - 0.3%
         2,375,000    Union Pacific Corp., 5.70%, notes, due 8/15/18                                                       2,366,949
           675,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                641,250
                                                                                                                           3,008,199
Transportation - Services - 0.1%
         1,270,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                            1,301,093
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $187,202,295)                                                                                 186,204,389
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 11.5%
U.S. Government Agency - 9.4%
         2,371,190    Fannie Mae (MBS), 7.00%, due 9/1/14                                                                  2,478,948
           635,699    Fannie Mae (MBS), 6.50%, due 11/1/17                                                                   665,444
         1,966,468    Fannie Mae (MBS), 5.00%, due 11/1/18                                                                 1,997,697
         2,830,696    Fannie Mae (MBS), 4.50%, due 5/1/19                                                                  2,838,486
           498,481    Fannie Mae (MBS), 5.50%, due 8/1/19                                                                    511,312
           202,513    Fannie Mae (MBS), 5.50%, due 9/1/19                                                                    207,881
         1,271,151    Fannie Mae (MBS), 5.50%, due 9/1/19                                                                  1,303,871
           485,058    Fannie Mae (MBS), 4.50%, due 4/1/20                                                                    486,090
         2,189,874    Fannie Mae (MBS), 6.00%, due 10/1/21                                                                 2,264,970
         2,739,838    Fannie Mae (MBS), 5.50%, due 9/1/24                                                                  2,791,186
           653,094    Fannie Mae (MBS), 7.00%, due 11/1/28                                                                   697,895
           856,945    Fannie Mae (MBS), 6.50%, due 2/1/31                                                                    896,594
         1,627,041    Fannie Mae (MBS), 7.00%, due 2/1/32                                                                  1,738,651
         5,567,967    Fannie Mae (MBS), 6.00%, due 10/1/32                                                                 5,730,016
         4,669,099    Fannie Mae (MBS), 5.50%, due 2/1/33                                                                  4,742,740
         1,300,046    Fannie Mae (MBS), 6.50%, due 3/1/33                                                                  1,356,988
         3,290,334    Fannie Mae (MBS), 5.50%, due 11/1/33                                                                 3,339,974
         4,044,664    Fannie Mae (MBS), 5.00%, due 4/1/34                                                                  4,032,629
         6,330,255    Fannie Mae (MBS), 6.00%, due 7/1/34                                                                  6,519,180
           517,957    Fannie Mae (MBS), 6.50%, due 9/1/34                                                                    546,847
           829,425    Fannie Mae (MBS), 5.50%, due 11/1/34                                                                   841,455
         5,571,206    Fannie Mae (MBS), 5.50%, due 11/1/34                                                                 5,652,010
         1,677,980    Fannie Mae (MBS), 6.50%, due 1/1/36                                                                  1,742,110
         4,021,753    Fannie Mae (MBS), 6.00%, due 3/1/36                                                                  4,127,622
           975,038    Fannie Mae (MBS), 6.00%, due 8/1/36                                                                  1,000,705
         1,542,985    Fannie Mae (MBS), 6.00%, due 1/1/37                                                                  1,583,603
           781,925    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                                792,574
         2,793,113    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                              2,831,153
         8,176,319    Federal Home Loan Bank System (MBS), 5.00%, due 10/1/35                                              8,143,781
         7,600,328    Federal Home Loan Bank System (MBS), 5.00%, due 11/1/35                                              7,570,082
         1,000,773    Freddie Mac (MBS), 5.50%, due 1/1/16                                                                 1,027,269
         1,747,735    Freddie Mac (MBS), 5.50%, due 1/1/18                                                                 1,793,697
         1,215,173    Freddie Mac (MBS), 5.50%, due 2/1/21                                                                 1,243,811
         1,191,846    Freddie Mac (MBS), 5.00%, due 4/1/21                                                                 1,207,012
         1,745,363    Freddie Mac (MBS), 6.00%, due 11/1/33                                                                1,793,619
         2,786,947    Freddie Mac (MBS), 6.00%, due 2/1/34                                                                 2,865,610
           800,432    Freddie Mac (MBS), 6.50%, due 7/1/34                                                                   837,287
         2,701,501    Ginnie Mae (MBS), 6.00%, due 10/20/34                                                                2,789,784
         1,324,811    Ginnie Mae (MBS), 6.50%, due 2/20/35                                                                 1,380,277
         4,761,869    Ginnie Mae (MBS), 5.50%, due 3/20/35                                                                 4,852,519
                                                                                                                          99,223,379
U.S. Government Agency Variable Notes - 2.1%
         6,321,822    Fannie Mae (MBS), 5.035%, due 1/1/33                                                                 6,428,683
         2,961,746    Fannie Mae (MBS), 4.566%, due 4/1/33                                                                 3,016,864
         2,112,193    Fannie Mae (MBS), 4.605%, due 12/1/34                                                                2,144,540
         5,501,948    Fannie Mae (MBS), 5.585%, due 11/1/36                                                                5,567,731
         1,625,603    Federal Home Loan Bank System (MBS), 5.713%, due 3/1/37                                              1,647,576
         3,689,007    Freddie Mac (MBS), 3.756%, due 7/1/34                                                                3,718,606
                                                                                                                          22,524,000
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $120,180,116)                                                                     121,747,379
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Mortgage Loan Banker - 0.3%
           156,020    Fannie Mae, 8.25%                                                                                    4,122,048
Savings/Loan/Thrifts - 0.2%
            78,260    Chevy Chase Bank FSB, 8.00%                                                                          1,956,500
U.S. Government Agency - 0.4%
           151,250    Freddie Mac, 8.375%                                                                                  4,061,063
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $9,731,347)                                                                                   10,139,611
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 45.5%
        25,135,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                           26,036,316
        18,413,000    U.S. Treasury Notes, 4.625%, due 7/31/09#                                                           19,086,216
           475,000    U.S. Treasury Bonds, 3.625%, due 10/15/09                                                              487,061
        20,195,000    U.S. Treasury Bonds, 3.25%, due 12/31/09                                                            20,602,050
           900,000    U.S. Treasury Notes, 4.75%, due 2/15/10#                                                               946,265
        85,542,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                            90,006,265
         9,290,000    U.S. Treasury Notes, 4.50%, due 11/15/10                                                             9,852,482
         8,370,000    U.S. Treasury Notes, 5.125%, due 6/30/11                                                             9,103,681
        16,920,000    U.S. Treasury Bonds, 4.50%, due 11/30/11#                                                           18,121,591
         1,250,000    U.S. Treasury Notes, 4.75%, due 1/31/12                                                              1,351,660
         1,250,000    U.S. Treasury Notes, 4.75%, due 1/31/12                                                              1,351,660
        27,375,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                           29,485,859
         2,045,000    U.S. Treasury Notes, 4.50%, due 3/31/12#                                                             2,193,263
         2,925,000    U.S. Treasury Notes, 4.50%, due 4/30/12#                                                             3,137,291
        44,251,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                            47,925,913
        25,350,000    U.S. Treasury Notes, 4.625%, due 7/31/12#                                                           27,348,290
         3,720,000    U.S. Treasury Notes, 4.125%, due 8/31/12#                                                            3,935,355
         3,125,000    U.S. Treasury Bonds, 4.25%, due 9/30/12                                                              3,324,706
         5,175,000    U.S. Treasury Bonds, 3.875%, due 10/31/12                                                            5,421,216
         2,495,000    U.S. Treasury Bonds, 3.375%, due 11/30/12#                                                           2,557,375
        22,659,000    U.S. Treasury Bonds, 3.625%, due 12/31/12#                                                          23,503,410
         6,406,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                           6,911,472
         8,572,000    U.S. Treasury Notes, 4.625%, due 2/15/17                                                             9,240,350
        30,476,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                            32,573,602
         3,110,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                            4,394,819
         5,245,000    U.S. Treasury Bonds, 4.25%, due 11/15/17#                                                            5,508,068
         6,185,000    U.S. Treasury Notes, 8.875%, due 2/15/19                                                             8,934,907
         9,380,000    U.S. Treasury Bonds, 7.25%, due 8/15/22                                                             12,495,923
        18,506,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            22,734,917
        11,574,000    U.S. Treasury Bonds, 4.75%, due 2/15/37                                                             12,329,921
        20,345,000    U.S. Treasury Bonds, 5.00%, due 5/15/37#                                                            22,533,674
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $457,021,361)                                                                      482,083,918
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.4%
        46,576,645    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%
                      (cost $46,576,645)                                                                                  46,576,645
------------------------------------------------------------------------------------------------------------------------------------

Other Securities - 20.1%
       134,581,477    Allianz Dresdner Daily Asset Fund +                                                                134,581,477
                      Time Deposits:
        14,750,326      ABN Amro Bank N.V., 3.0625%, 2/1/08+                                                              14,750,326
        14,750,326      Calyon, 3.125%, 2/1/08+                                                                           14,750,326
        14,750,326      Deutsche Bank Securities, Inc., 3.125%, 2/1/08+                                                   14,750,326
         7,375,163      ING Financial Markets LLC, 3.08%, 2/1/08+                                                          7,375,163
        14,750,326      Lloyd's TSB Group PLC, 3.08%, 2/1/08+                                                             14,750,326
           338,234      Natixis, 3.09%, 2/1/08+                                                                              338,234
         5,900,130      Rabobank Nederland, 3.0625%, 2/1/08+                                                               5,900,130
         5,900,130      Svenska Handelsbanken AB, 3.25%, 2/1/08+                                                           5,900,130
                                                                                                                          78,514,961
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $213,096,438)                                                                               213,096,438
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,033,808,202) - 100%                                                                  $1,059,848,380
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country- (Long Positions)
January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------

Canada                                       $      8,066,913               0.8%
China                                                 884,813               0.1%
Spain                                               1,325,181               0.1%
United States++                                 1,049,571,473              99.0%
--------------------------------------------------------------------------------
Total                                        $  1,059,848,380             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (74.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

MBS               Mortgage-Backed Securities

PLC               Public Limited Company

*     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                Value as a %
                                            Acquisition          Acquisition                   of Investment
                                                Date                Cost           Value        Securities
------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Source Gas LLC., 5.90%
   senior notes, due 4/1/17 (144A)        4/11/07 - 9/20/07       1,383,772      1,357,569         0.1%
------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

Janus Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.0%
Aerospace and Defense - 2.3%
           503,950    Boeing Co.                                                                                     $    41,918,561
         3,286,680    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                              142,641,912
           727,440    Lockheed Martin Corp.                                                                               78,505,325
                                                                                                                         263,065,798
Agricultural Chemicals - 3.4%
         1,748,580    Monsanto Co.                                                                                       196,610,335
           736,027    Syngenta A.G.                                                                                      194,181,124
                                                                                                                         390,791,459
Apparel Manufacturers - 0.9%
         8,507,300    Esprit Holdings, Ltd.                                                                              110,640,523
Applications Software - 4.2%
        14,859,400    Microsoft Corp.                                                                                    484,416,440
Audio and Video Products - 1.6%
         3,965,780    Sony Corp.#,**                                                                                     189,646,213
Beverages - Non-Alcoholic - 0.5%
           942,645    Coca-Cola Co.                                                                                       55,776,305
Brewery - 3.9%
         5,551,545    InBev N.V.**                                                                                       457,151,236
Casino Hotels - 0.9%
        10,242,456    Crown, Ltd.*                                                                                       107,006,761
Cellular Telecommunications - 1.1%
         2,147,900    America Movil S.A. de C.V. - Series L (ADR)*                                                       128,680,689
Chemicals - Diversified - 2.7%
         2,030,905    Bayer A.G.**                                                                                       168,024,098
           578,157    K+S A.G.**                                                                                         147,555,396
                                                                                                                         315,579,494
Commercial Services - Finance - 0.7%
         3,761,960    Western Union Co.                                                                                   84,267,904
Computers - 5.2%
         1,148,300    Apple, Inc.*                                                                                       155,433,888
         5,092,920    Dell, Inc.*                                                                                        102,062,117
         4,012,620    Hewlett-Packard Co.                                                                                175,552,124
         1,786,450    Research In Motion, Ltd. (U.S. Shares)*                                                            167,711,926
                                                                                                                         600,760,055
Cosmetics and Toiletries - 2.2%
         2,427,288    Avon Products, Inc.                                                                                 85,003,626
         2,595,345    Procter & Gamble Co.#                                                                              171,163,003
                                                                                                                         256,166,629
Data Processing and Management - 0.5%
         1,834,767    Paychex, Inc.#                                                                                      60,033,576
Diversified Operations - 3.4%
        10,578,000    China Merchants Holdings International Company, Ltd.                                                51,433,491
         1,369,845    Danaher Corp.#                                                                                     101,984,960
         1,466,680    General Electric Co.                                                                                51,935,139
           288,890    Ingersoll-Rand Co. - Class A                                                                        11,416,933
         1,385,415    Siemens A.G.**                                                                                     180,260,588
                                                                                                                         397,031,111
Electric - Generation - 1.7%
        10,437,770    AES Corp.*                                                                                         199,152,652
Electric Products - Miscellaneous - 2.1%
         2,577,257    Emerson Electric Co.                                                                               131,027,746
         6,753,000    Sharp Corp.*,**                                                                                    116,592,402
                                                                                                                         247,620,148
Electronic Components - Semiconductors - 0.6%
         2,257,439    Texas Instruments, Inc.                                                                             69,822,588
Electronic Measuring Instruments - 0.5%
           266,800    Keyence Corp.*,**                                                                                   56,861,151
Enterprise Software/Services - 1.6%
         8,919,670    Oracle Corp.*                                                                                      183,299,219
Entertainment Software - 0.6%
         1,557,861    Electronic Arts, Inc.*                                                                              73,795,876
Finance - Credit Card - 1.0%
         2,416,555    American Express Co.                                                                               119,184,493
Finance - Investment Bankers/Brokers - 2.5%
         4,611,575    JP Morgan Chase & Co.                                                                              219,280,392
         5,163,500    Nomura Holdings, Inc.*,**                                                                           75,717,972
                                                                                                                         294,998,364
Finance - Other Services - 0.9%
           172,377    CME Group, Inc.                                                                                    106,684,125
Food - Retail - 1.0%
        13,705,497    Tesco PLC**                                                                                        114,334,867
Forestry - 1.3%
         2,296,382    Weyerhaeuser Co.                                                                                   155,510,989
Independent Power Producer - 1.7%
         5,021,725    NRG Energy, Inc.*,#                                                                                193,788,368
Investment Management and Advisory Services - 0.7%
         1,523,085    T. Rowe Price Group, Inc.                                                                           77,052,870
Life and Health Insurance - 0.4%
        18,528,395    Sanlam, Ltd.                                                                                        48,662,448
Medical - Biomedical and Genetic - 4.6%
         1,442,885    Amgen, Inc.*                                                                                        67,224,012
         3,894,466    Celgene Corp.*                                                                                     218,518,486
         1,737,153    Genentech, Inc.*                                                                                   121,930,769
         1,707,200    Genzyme Corp.*                                                                                     133,383,536
                                                                                                                         541,056,803
Medical - Drugs - 3.6%
           571,377    Forest Laboratories, Inc.*                                                                          22,723,663
         3,704,375    Merck & Company, Inc.                                                                              171,438,475
         1,217,121    Roche Holding A.G.                                                                                 220,577,834
                                                                                                                         414,739,972
Medical - HMO - 4.0%
         4,461,875    Coventry Health Care, Inc.*                                                                        252,452,888
         4,273,180    UnitedHealth Group, Inc.                                                                           217,248,471
                                                                                                                         469,701,359
Medical Instruments - 0.3%
           779,500    Medtronic, Inc.                                                                                     36,301,315
Metal Processors and Fabricators - 0.7%
           725,385    Precision Castparts Corp.                                                                           82,548,813
Multi-Line Insurance - 0.7%
         1,498,755    American International Group, Inc.                                                                  82,671,326
Multimedia - 1.7%
        10,261,375    News Corporation, Inc. - Class A                                                                   193,939,988
Networking Products - 2.0%
         9,599,485    Cisco Systems, Inc.*,                                                                              235,187,383
Oil Companies - Exploration and Production - 0.7%
         1,269,780    Occidental Petroleum Corp.                                                                          86,179,969
Oil Companies - Integrated - 6.1%
         3,913,000    Exxon Mobil Corp.                                                                                  338,083,200
         4,157,515    Hess Corp.#                                                                                        377,627,086
                                                                                                                         715,710,286
Real Estate Operating/Development - 0.7%
        18,994,000    Hang Lung Properties, Ltd.                                                                          75,951,917
Reinsurance - 1.4%
            36,946    Berkshire Hathaway, Inc. - Class B*                                                                168,104,300
Retail - Apparel and Shoe - 1.6%
         4,664,380    Nordstrom, Inc.#                                                                                   181,444,382
Retail - Drug Store - 3.7%
        11,125,754    CVS/Caremark Corp.                                                                                 434,683,209
Retail - Office Supplies - 1.3%
         6,293,067    Staples, Inc.                                                                                      150,656,024
Semiconductor Components/Integrated Circuits - 1.5%
         7,021,280    Marvell Technology Group, Ltd.*                                                                     83,342,594
        49,087,115    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    93,460,270
                                                                                                                         176,802,864
Semiconductor Equipment - 1.4%
         3,958,010    KLA-Tencor Corp.                                                                                   165,365,658
Telecommunication Equipment - Fiber Optics - 2.1%
         9,967,950    Corning, Inc.                                                                                      239,928,557
Telecommunication Services - 0.7%
         2,605,372    NeuStar, Inc. - Class A*,#                                                                          77,405,602
Tobacco - 1.5%
         2,293,485    Altria Group, Inc.                                                                                 173,892,033
Toys - 1.1%
         5,841,235    Mattel, Inc.                                                                                       122,724,347
Transportation - Railroad - 0.3%
           685,840    Canadian National Railway Co. (U.S. Shares)#                                                        34,573,194
Transportation - Services - 2.6%
         2,665,390    C.H. Robinson Worldwide, Inc.#                                                                     148,035,761
         2,057,020    United Parcel Service, Inc. - Class B                                                              150,491,583
                                                                                                                         298,527,344
Web Portals/Internet Service Providers - 1.6%
           334,130    Google, Inc. - Class A*                                                                            188,549,559
Wireless Equipment - 1.0%
         3,264,705    Crown Castle International Corp.*,#                                                                118,149,674
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,891,438,353)                                                                              11,306,578,229
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%
Electric - Integrated - 0.3%
       $13,550,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                       13,414,500
        23,170,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)                            22,764,525
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $36,720,000)                                                                                  36,179,025
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.5%
Finance - Investment Bankers/Brokers - 0.5%
         1,229,108    Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 12.00% (144A)+++                          55,272,987
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $51,708,574)                                                                   55,272,987
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.8%
        82,199,388    Janus Institutional Cash Management Fund - Institutional Shares - 3.95%                             82,199,388
           768,000    Janus Institutional Money Market Fund - Institutional Shares - 3.81%                                 7,685,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $89,884,388)                                                                                    89,884,388
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.4%
       123,306,708    Allianz Dresdner Daily Asset Fund+                                                                 123,306,708
        37,300,665    Time Deposits+                                                                                      37,300,665
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $160,607,373)                                                                               160,607,373
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,230,358,688) - 100%                                                                $11,648,522,002
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                    $    107,006,761               0.9%
Belgium                                           457,151,236               3.9%
Bermuda                                           205,400,050               1.8%
Brazil                                            142,641,912               1.2%
Canada                                            202,285,120               1.7%
Germany                                           495,840,082               4.3%
Hong Kong                                         127,385,408               1.1%
Japan                                             438,817,738               3.8%
Mexico                                            128,680,689               1.1%
South Africa                                       48,662,448               0.4%
Switzerland                                       414,758,958               3.6%
Taiwan                                             93,460,270               0.8%
United Kingdom                                    114,334,867               1.0%
United States++                                 8,672,096,463              74.4%
--------------------------------------------------------------------------------
Total                                        $ 11,648,522,002             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (72.2% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
Currency Sold and                             Currency         Currency         Unrealized
Settlement Date                              Units Sold     Value in U.S.$      Gain/(Loss)
---------------------------------------------------------------------------------------------
British Pound 5/14/08                         20,600,000    $   40,681,983    $      962,050
Euro 4/16/08                                   8,500,000        12,604,436          (530,356)
Euro 5/2/08                                   69,900,000       103,588,868           198,652
Japanese Yen 4/16/08                       3,000,000,000        28,356,499        (2,350,726)
---------------------------------------------------------------------------------------------
Total                                                       $  185,231,786    $   (1,720,380)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                                Value as a %
                                                           Acquisition     Acquisition                         of Investment
                                                              Date            Cost               Value          Securities
-----------------------------------------------------------------------------------------------------------------------------
Janus Fund
Morgan Stanley Co.
 convertible, (Gilead Sciences, Inc.), 12.00% (144A)       10/17/07        $ 1,708,574       $  55,272,987         0.5%
-----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 1,501,324,026

Janus Fundamental Equity Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.5%
Advertising Sales - 0.9%
           408,305    Clear Channel Outdoor Holdings, Inc.*,#                                                         $    9,072,537
Aerospace and Defense - 1.8%
           619,887    BAE Systems PLC                                                                                      5,774,411
           271,375    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                11,777,675
                                                                                                                          17,552,086
Agricultural Chemicals - 1.8%
            69,685    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               9,817,223
            30,374    Syngenta A.G.                                                                                        8,013,371
                                                                                                                          17,830,594
Athletic Footwear - 0.6%
            89,465    NIKE, Inc. - Class B                                                                                 5,525,358
Brewery - 1.5%
           179,364    InBev N.V.                                                                                          14,770,028
Building - Residential and Commercial - 1.6%
            26,020    NVR, Inc.*,#                                                                                        16,431,630
Building and Construction Products - Miscellaneous - 1.2%
           325,670    USG Corp.*,#                                                                                        11,919,522
Casino Hotels - 1.0%
           784,201    Crown, Ltd.*                                                                                         8,192,840
           179,025    Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                         2,166,203
                                                                                                                          10,359,043
Cellular Telecommunications - 1.1%
           187,980    America Movil S.A. de C.V. - Series L (ADR)*                                                        11,261,882
Commercial Services - Finance - 0.9%
           421,895    Western Union Co.                                                                                    9,450,448
Computers - 1.4%
            64,195    Apple, Inc.*                                                                                         8,689,435
           268,125    Dell, Inc.*                                                                                          5,373,225
                                                                                                                          14,062,660
Computers - Integrated Systems - 0.2%
           412,715    Bank Tec(144A)*, oo, +++,##                                                                          2,063,575
Computers - Memory Devices - 1.1%
           682,855    EMC Corp.*                                                                                          10,836,909
Containers - Metal and Glass - 3.7%
           439,655    Crown Holdings, Inc.*                                                                               10,780,341
           492,215    Owens-Illinois, Inc.*                                                                               24,807,636
                                                                                                                          35,587,977
Cosmetics and Toiletries - 2.4%
           266,130    Avon Products, Inc.                                                                                  9,319,873
           219,945    Procter & Gamble Co.                                                                                14,505,372
                                                                                                                          23,825,245
Data Processing and Management - 0.7%
           199,350    Paychex, Inc.                                                                                        6,522,732
Diversified Operations - 2.9%
           669,385    General Electric Co.**                                                                              23,702,923
            41,950    Siemens A.G.                                                                                         5,458,243
                                                                                                                          29,161,166
Drug Delivery Systems - 1.1%
           263,110    Hospira, Inc.*                                                                                      10,816,452
Electronic Components - Semiconductors - 2.8%
            18,383    Samsung Electronics Company, Ltd.                                                                   11,789,503
           530,820    Texas Instruments, Inc.                                                                             16,418,263
                                                                                                                          28,207,766
Energy - Alternate Sources - 3.4%
            69,750    First Solar, Inc.*                                                                                  12,678,457
           202,730    JA Solar Holdings Company, Ltd. (ADR)*                                                              10,304,766
           184,835    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       10,116,020
                                                                                                                          33,099,243
Engineering - Research and Development Services - 0.6%
           253,611    ABB, Ltd.                                                                                            6,347,209
Enterprise Software/Services - 1.6%
           780,355    Oracle Corp.*,**                                                                                    16,036,295
Entertainment Software - 0.9%
           188,365    Electronic Arts, Inc.*                                                                               8,922,850
Finance - Credit Card - 1.0%
           194,340    American Express Co.                                                                                 9,584,849
Finance - Investment Bankers/Brokers - 2.6%
           297,060    JP Morgan Chase & Co.                                                                               14,125,203
           297,192    optionsXpress Holdings, Inc.#                                                                        8,059,847
            95,128    UBS A.G.                                                                                             3,937,767
                                                                                                                          26,122,817
Finance - Mortgage Loan Banker - 1.1%
           331,060    Fannie Mae                                                                                          11,209,692
Food - Diversified - 1.5%
           324,541    Kraft Foods, Inc. - Class A                                                                          9,496,070
            13,087    Nestle S.A.                                                                                          5,850,630
                                                                                                                          15,346,700
Forestry - 1.0%
           149,680    Weyerhaeuser Co.                                                                                    10,136,330
Investment Management and Advisory Services - 1.0%
           285,190    National Financial Partners Corp.#                                                                  10,295,359
Medical - Biomedical and Genetic - 2.2%
           392,575    Celgene Corp.*                                                                                      22,027,383
Medical - Drugs - 5.0%
           320,200    Merck & Company, Inc.                                                                               14,818,856
           105,056    Novartis A.G.                                                                                        5,317,779
           133,545    Roche Holding A.G.                                                                                  24,202,250
            77,905    Shire PLC (ADR)                                                                                      4,195,184
                                                                                                                          48,534,069
Medical - HMO - 2.0%
           353,235    Coventry Health Care, Inc.*                                                                         19,986,036
Multimedia - 1.0%
           489,880    News Corporation, Inc. - Class B                                                                     9,523,267
Oil - Field Services - 0.6%
           173,265    Halliburton Co.                                                                                      5,747,200
Oil and Gas Drilling - 0.4%
            36,287    Transocean, Inc.*                                                                                    4,448,786
Oil Companies - Exploration and Production - 2.1%
           205,285    EnCana Corp. (U.S. Shares)#                                                                         13,591,919
            85,815    EOG Resources, Inc.                                                                                  7,508,813
                                                                                                                          21,100,732
Oil Companies - Integrated - 7.1%
            93,980    ConocoPhillips                                                                                       7,548,474
           179,150    Exxon Mobil Corp.                                                                                   15,478,560
           313,410    Hess Corp.                                                                                          28,467,029
           195,698    Suncor Energy, Inc.                                                                                 18,403,956
                                                                                                                          69,898,019
Oil Refining and Marketing - 1.7%
           288,524    Valero Energy Corp.                                                                                 17,077,736
Optical Supplies - 0.6%
            42,720    Alcon, Inc. (U.S. Shares)                                                                            6,066,240
Real Estate Operating/Development - 2.5%
         2,735,000    CapitaLand, Ltd.                                                                                    11,504,897
         3,354,000    Hang Lung Properties, Ltd.                                                                          13,411,748
                                                                                                                          24,916,645
Reinsurance - 1.7%
             3,825    Berkshire Hathaway, Inc. - Class B*                                                                 17,403,750
REIT - Diversified - 0.8%
           495,177    CapitalSource, Inc.#                                                                                 8,125,855
Retail - Apparel and Shoe - 2.9%
           140,405    Abercrombie & Fitch Co. - Class A                                                                   11,188,874
           143,336    Industria de Diseno Textil S.A.                                                                      7,194,340
           275,110    Nordstrom, Inc.                                                                                     10,701,779
                                                                                                                          29,084,993
Retail - Consumer Electronics - 0.9%
           188,702    Best Buy Company, Inc.                                                                               9,210,545
Retail - Drug Store - 2.5%
           626,865    CVS/Caremark Corp.                                                                                  24,491,616
Retail - Jewelry - 1.1%
           274,490    Tiffany & Co.                                                                                       10,952,151
Semiconductor Components/Integrated Circuits - 1.3%
         1,313,440    Atmel Corp.*                                                                                         4,150,470
           758,990    Marvell Technology Group, Ltd.*                                                                      9,009,212
                                                                                                                          13,159,682
Semiconductor Equipment - 0.9%
           225,805    KLA-Tencor Corp.                                                                                     9,434,133
Telecommunication Equipment - 1.5%
           783,775    Arris Group, Inc.*                                                                                   6,889,382
           185,460    CommScope, Inc.*                                                                                     8,225,151
                                                                                                                          15,114,533
Telecommunication Equipment - Fiber Optics - 1.7%
           701,205    Corning, Inc.                                                                                       16,878,004
Telecommunication Services - 1.4%
           237,835    Amdocs, Ltd. (U.S. Shares)*                                                                          7,869,960
           313,595    SAVVIS, Inc.*                                                                                        6,334,619
                                                                                                                          14,204,579
Therapeutics - 1.1%
           250,190    Gilead Sciences, Inc.*                                                                              11,431,181
Tobacco - 0.6%
            84,995    Altria Group, Inc.                                                                                   6,444,321
Toys - 1.2%
           559,305    Mattel, Inc.                                                                                        11,750,998
Transportation - Services - 2.0%
           118,730    C.H. Robinson Worldwide, Inc.                                                                        6,594,264
           176,675    United Parcel Service, Inc. - Class B                                                               12,925,543
                                                                                                                          19,519,807
Wireless Equipment - 2.3%
            38,300    American Tower Corp. - Class A*                                                                      1,437,399
           244,795    Crown Castle International Corp.*                                                                    8,859,131
           176,785    Nokia Oyj (ADR)*                                                                                     6,532,206
         2,701,297    Telefonaktiebolaget L.M. Ericsson - Class B                                                          6,123,350
                                                                                                                          22,952,086
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $823,514,411)                                                                                   921,843,301
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.6%
           366,500    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                                 366,500
        15,755,500    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                 15,755,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,122,000)                                                                                    16,122,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.9%
        25,789,409    Allianz Dresdner Daily Asset Fund+                                                                  25,789,409
        33,394,433    Time Deposits+                                                                                      33,394,433
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $59,183,842)                                                                                 59,183,842
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $898,820,253) - 100%                                                                    $  997,149,143
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                      $    8,192,840               0.8%
Belgium                                            14,770,028               1.5%
Bermuda                                             9,009,212               0.9%
Brazil                                             11,777,675               1.2%
Canada                                             41,813,098               4.2%
Cayman Islands                                     10,116,020               1.0%
China                                              10,304,766               1.0%
Finland                                             6,532,206               0.7%
Germany                                             5,458,243               0.5%
Hong Kong                                          15,577,951               1.6%
Mexico                                             11,261,882               1.1%
Singapore                                          11,504,897               1.2%
South Korea                                        11,789,503               1.2%
Spain                                               7,194,340               0.7%
Sweden                                              6,123,350               0.6%
Switzerland                                        59,735,246               6.0%
United Kingdom                                     17,839,555               1.8%
United States++                                   738,148,331              74.0%
--------------------------------------------------------------------------------
Total                                          $  997,149,143             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (66.5% excluding Short-Term Securities and Other Securities)

Total Return Swaps outstanding at January 31, 2008

                                       Return Paid by the      Return Received by       Termination              Unrealized
  Counterparty      Notional Amount           Fund                  the Fund               Date          Appreciation/(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers       $  (2,371,253)    1- month S&P 500       1-month Fannie Mae         7/24/08               $ (2,435,489)
                                        Index plus LIBOR       plus LIBOR plus 20
                                      minus 5 basis points        basis points
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities as of January 31, 2008

                                                             Value as a % of
Janus Fundamental Equity Fund                 Value       Investment Securities
--------------------------------------------------------------------------------
Bank Tec (144A)                            $ 2,063,575             0.2%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)


                                                                                                 Value as a %
                                              Acquisition     Acquisition                       of Investment
                                                 Date            Cost               Value        Securities
-------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Bank Tec (144A)oo                               6/20/07       $  3,301,720      $  2,063,575        0.2%
-------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

## The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                         Purchases                   Sales              Realized       Dividend           Value
                                   Shares          Cost        Shares     Cost         Gain/(Loss)      Income         at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund

Bank Tec (144A) oo                       --  $           --       --  $           --  $           --  $           --  $  2,063,575

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                    $       961,748

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.6%
Agricultural Chemicals - 1.9%
            65,753    Syngenta A.G. **                                                                               $   17,347,178
Chemicals - Diversified - 4.6%
           326,490    Bayer A.G. **                                                                                      27,011,696
            61,931    K+S A.G. **                                                                                        15,805,833
                                                                                                                         42,817,529
Diagnostic Kits - 0.5%
            88,780    IDEXX Laboratories, Inc.*                                                                           5,004,529
Diversified Operations - 0.5%
           794,311    Max India, Ltd.*                                                                                    4,274,797
Drug Delivery Systems - 1.1%
           246,360    Hospira, Inc.*                                                                                     10,127,860
Medical - Biomedical and Genetic - 21.2%
           165,235    Abraxis BioScience*, #                                                                              9,872,791
           648,545    Acorda Therapeutics, Inc.*, #                                                                      16,447,101
           195,656    Alexion Pharmaceuticals, Inc.*                                                                     12,780,250
           209,915    AMAG Pharmaceuticals, Inc.*, #                                                                     10,823,217
           305,400    Amgen, Inc.*                                                                                       14,228,586
           471,878    Arena Pharmaceuticals, Inc.*, #                                                                     3,416,397
           122,200    Biogen Idec, Inc.*                                                                                  7,448,090
           560,760    Celgene Corp.*                                                                                     31,464,244
           268,341    Cougar Biotechnology, Inc.*                                                                         8,023,396
           533,440    Exelixis, Inc.*                                                                                     3,904,781
         1,271,821    Fibrogen, Inc.*, oo, +++                                                                            7,440,153
           263,265    Genentech, Inc.*                                                                                   18,478,570
           283,260    Genzyme Corp.*                                                                                     22,131,104
           810,327    Human Genome Sciences, Inc.*                                                                        4,521,625
           177,575    Millipore Corp.*, #                                                                                12,456,886
           487,840    Savient Pharmaceuticals, Inc.*, #                                                                   9,439,704
           213,045    Vertex Pharmaceuticals, Inc.*, #                                                                    4,337,596
                                                                                                                        197,214,491
Medical - Drugs - 28.6%
           849,220    Achillion Pharmaceuticals, Inc.*, #, ^                                                              3,235,528
           389,489    APP Pharmaceuticals, Inc.*, #                                                                       4,093,529
           533,350    Array BioPharma, Inc.*, #                                                                           3,472,109
           102,050    AstraZeneca Group PLC (ADR) **                                                                      4,296,305
           258,666    Auxilium Pharmaceuticals, Inc.*                                                                     8,846,377
           460,435    BioForm Medical, Inc.*, #                                                                           3,223,045
           380,885    Elan Corporation PLC (ADR)*, **                                                                     9,678,288
           258,540    Eli Lilly and Co. **                                                                               13,319,981
           590,855    Forest Laboratories, Inc.*                                                                         23,498,303
           424,840    K-V Pharmaceutical Co. - Class A*, #                                                               11,037,343
           654,080    Merck & Company, Inc.                                                                              30,270,822
            97,234    Merck KGaA **                                                                                      12,052,956
           445,903    Novartis A.G. **                                                                                   22,570,947
           304,355    OSI Pharmaceuticals, Inc.*, #                                                                      12,137,677
           194,961    Roche Holding A.G. **                                                                              35,332,621
            95,790    Sanofi-Aventis **                                                                                   7,800,148
           578,950    Schering-Plough Corp.                                                                              11,330,052
           430,611    Shire PLC (ADR) **                                                                                 23,188,402
            73,200    Takeda Pharmaceutical Company, Ltd.                                                                 4,446,104
           537,595    Wyeth                                                                                              21,396,281
                                                                                                                        265,226,818
Medical - Generic Drugs - 1.5%
           563,565    Mylan Laboratories, Inc. #                                                                          8,402,754
           257,827    Pharmstandard (GDR) (144A)*                                                                         5,982,332
                                                                                                                         14,385,086
Medical - HMO - 5.3%
           415,434    Coventry Health Care, Inc.*                                                                        23,505,255
           198,240    Health Net, Inc.*                                                                                   9,216,178
           334,400    UnitedHealth Group, Inc.                                                                           17,000,896
                                                                                                                         49,722,329
Medical Instruments - 2.6%
           293,705    Medtronic, Inc.                                                                                    13,677,842
           257,165    St. Jude Medical, Inc.*                                                                            10,417,754
                                                                                                                         24,095,596
Medical Labs and Testing Services - 0.7%
           355,040    Diagnosticos da America                                                                             6,119,290
Medical Products - 2.2%
            19,696    Nobel Biocare Holding A.G. **                                                                       4,877,532
           301,958    Xtent, Inc.*, #                                                                                     2,995,423
           155,830    Zimmer Holdings, Inc.*                                                                             12,196,814
                                                                                                                         20,069,769
Optical Supplies - 1.7%
           108,155    Alcon, Inc. (U.S. Shares) **                                                                       15,358,010
Pharmacy Services - 1.7%
           323,490    Medco Health Solutions, Inc.*                                                                      16,200,380
Physician Practice Management - 2.0%
           273,765    Pediatrix Medical Group, Inc.*                                                                     18,640,659
REIT - Diversified - 1.1%
           612,649    CapitalSource, Inc. #                                                                              10,053,570
REIT - Office Property - 1.1%
           106,435    Alexandria Real Estate Equities, Inc. #                                                            10,455,110
Respiratory Products - 1.4%
           198,065    Respironics, Inc.*, **                                                                             12,975,238
Retail - Drug Store - 4.1%
           960,239    CVS/Caremark Corp. **                                                                              37,516,538
           145,640    Drogasil S.A.                                                                                       1,056,263
                                                                                                                         38,572,801
Soap and Cleaning Preparations - 1.3%
           237,062    Reckitt Benckiser PLC **                                                                           12,407,785
Therapeutics - 4.5%
           192,015    Amylin Pharmaceuticals, Inc.*, #                                                                    5,693,245
           197,270    Gilead Sciences, Inc.*                                                                              9,013,266
           600,120    MannKind Corp.*, #                                                                                  4,740,948
           263,410    Onyx Pharmaceuticals, Inc.*, #                                                                     12,519,878
           212,800    Theravance, Inc.*, #                                                                                4,198,544
            70,992    United Therapeutics Corp.*                                                                          5,961,908
                                                                                                                         42,127,789
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $688,492,083)                                                                                  833,196,614
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.4%
Medical - Biomedical and Genetic - 0.1%
            26,677    Cougar Biotechnology, Inc.                                                                            797,909
Medical - Generic Drugs - 0.7%
         1,500,934    Mediquest Therapeutics - Promissory Note oo, +++                                                    1,448,251
         8,364,183    Mediquest Therapeutics oo, +++                                                                      5,018,510
                                                                                                                          6,466,761
Medical Instruments - 0.6%
           659,604    GMP Companies, Inc. - expires 6/1/11 oo, +++                                                        5,956,224
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $12,337,394)                                                                                 13,220,894
-----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 1.3%
Finance - Investment Bankers/Brokers - 1.3%
           275,945    Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 0% (144A) +++                            12,409,247
           (cost $11,609,006)
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Medical - Generic Drugs - 0.0%
           450,280    Mediquest Therapeutics - expires 6/15/12 oo, +++                                                       39,985
         2,093,750    Mediquest Therapeutics - expires 6/15/11 oo, +++                                                      148,237
                                                                                                                            188,222
Medical Instruments - 0.1%
           215,091    GMP Companies, Inc. - expires 6/1/11 oo, +++                                                          333,391
            36,799    GMP Companies, Inc. - expires 6/1/11 oo, +++                                                          164,492
                                                                                                                            497,883
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $52,683)                                                                                               686,105
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
        13,197,429    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                             13,197,429
         4,177,500    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                 4,177,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $17,374,929)                                                                                   17,374,929
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.2%
        58,713,270    Allianz Dresdner Daily Asset Fund +                                                                58,713,270
         7,849,604    Time Deposits +                                                                                     7,849,604
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $66,562,874)                                                                                66,562,874
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.5)%
Common Stock - (1.5)%

Medical - Hospitals - (0.5)%
            66,640    Community Health Care Corp.*                                                                       (2,139,144)
            82,355    LifePoint Hospitals, Inc.*                                                                         (2,223,585)
                                                                                                                         (4,362,729)
Pharmacy Services - (0.5)%
            63,130    Express Scripts, Inc. - Class A*                                                                   (4,260,644)

Physical Therapy and Rehabilitation Centers - (0.5)%
           305,490    HEALTHSOUTH Corp.*                                                                                 (5,199,440)
-----------------------------------------------------------------------------------------------------------------------------------

Total Securities Sold Short (proceeds $14,290,606)                                                                      (13,822,812)
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $782,138,363) - 100%                                                                   $  929,627,851
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Brazil                                         $    7,175,553               0.8%
France                                              7,800,148               0.8%
Germany                                            54,870,485               5.9%
India                                               4,274,797               0.5%
Ireland                                             9,678,288               1.0%
Japan                                               4,446,104               0.5%
Switzerland                                        95,486,288              10.2%
United Kingdom                                     39,892,492               4.3%
United States ++                                  719,826,508              76.0%
--------------------------------------------------------------------------------
Total                                          $  943,450,663             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (66.4% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country- (Short Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Securities
Country                                                 Value         Sold Short
--------------------------------------------------------------------------------
United States                                  $  (13,822,812)            100.0%
--------------------------------------------------------------------------------
Total                                          $  (13,822,812)            100.0%

Forward Currency Contracts, Open
as of January 31, 2008
Currency Sold and                            Currency          Currency         Unrealized
Settlement Date                             Units Sold      Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------------------
British Pound 2/15/08                          1,793,000    $    3,561,831    $       33,529
British Pound 5/14/08                          1,500,000         2,962,280            70,052
Euro 5/14/08                                   5,900,000         8,739,437          (355,685)
Swiss Franc 2/15/08                           12,700,000        11,758,213        (1,083,073)
Swiss Franc 5/2/08                            13,150,000        12,188,227          (174,864)
--------------------------------------------------------------------------------------------
Total                                                       $   39,209,988    $   (1,510,041)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities as of January 31, 2008

                                                              Value as a % of
Janus Global Life Sciences Fund                  Value     Investment Securities
--------------------------------------------------------------------------------
Fibrogen, Inc.                                  7,440,153                   0.8%
GMP Companies, Inc  - expires 6/1/11            5,956,224                   0.6%
GMP Companies, Inc- expires 6/1/11                333,391                   0.0%
GMP Companies, Inc- expires 6/1/11                164,492                   0.0%
Mediquest Therapeutics                          5,018,510                   0.5%
Mediquest Therapeutics- Promissory Note         1,448,251                   0.2%
Mediquest Therapeutics - expires 6/15/12           39,985                   0.0%
Mediquest Therapeutics- expires 6/15/11           148,237                   0.0%
--------------------------------------------------------------------------------
                                             $ 20,549,243                   2.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

^ The Investment Company Act of 1940, as amended defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

                                        Purchases                       Sales                Realized      Dividend         Value
                                  Shares          Cost          Shares          Cost        Gain/(Loss)     Income       at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund

Achillion Pharmaceuticals, Inc.*  --            --             2,730      $ 19,152          $ (8,231)      $ --         $ 3,235,528
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  $   225,802,435

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                                   Value as a %
                                                                                                                        of
                                                           Acquisition             Acquisition                      Investment
                                                              Date                     Cost              Value      Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund

Fibrogen, Inc. oo                                      12/28/04 - 11/8/05          $ 5,786,786       $ 7,440,153      0.8%

GMP Companies, Inc. - expires 6/1/11 oo                 5/31/06 - 1/18/08            5,812,497         5,956,224      0.6%
GMP Companies, Inc. - expires 6/1/11 oo                      5/31/06                        --           333,391      0.0%
GMP Companies, Inc. - expires 6/1/11 oo                 5/31/06 - 10/4/06                   --           164,492      0.0%

Mediquest Therapeutics Promissory Note oo                   10/12/07                 1,448,251         1,448,251      0.2%

Mediquest Therapeutics oo                               5/11/06 - 6/15/06            5,018,510         5,018,510      0.5%
Mediquest Therapeutics - expires 6/15/11 oo             5/11/06 - 6/15/06                   --           148,237      0.0%
                                                                                                                      0.0%
Mediquest Therapeutics - expires 6/15/12 oo                 10/12/07                    52,683            39,985
Morgan Stanley Co.
    convertible, (Gilead Sciences, Inc.), 0% (144A)         10/17/07                11,609,006        12,409,247      1.3%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3.4%
                                                                                   $29,727,733       $32,958,490
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.7%
Agricultural Chemicals - 1.4%
             8,799    Syngenta A.G.                                                                                   $    2,321,382
Apparel Manufacturers - 3.7%
           466,600    Esprit Holdings, Ltd.                                                                                6,068,302
Broadcast Services and Programming - 6.4%
           258,953    Liberty Global, Inc. - Class A*                                                                     10,464,291
Building - Residential and Commercial - 9.8%
            91,165    Centex Corp.                                                                                         2,532,564
           165,675    KB Home#                                                                                             4,556,062
           289,205    Pulte Homes, Inc.                                                                                    4,725,609
           131,081    Ryland Group, Inc.#                                                                                  4,418,741
                                                                                                                          16,232,976
Cellular Telecommunications - 1.5%
           704,164    Vodafone Group PLC                                                                                   2,471,001
Computers - 6.0%
           493,500    Dell, Inc.*                                                                                          9,889,740
Dental Supplies and Equipment - 2.3%
           120,725    Patterson Companies, Inc.*                                                                           3,868,029
Diversified Operations - 1.7%
            70,653    Tyco International, Ltd.                                                                             2,780,902
E-Commerce/Services - 4.5%
           232,672    Expedia, Inc.*                                                                                       5,356,110
            80,632    IAC/InterActiveCorp*                                                                                 2,091,594
                                                                                                                           7,447,704
Electronic Components - Miscellaneous - 5.7%
           177,115    Koninklijke (Royal) Philips Electronics N.V.                                                         6,947,400
            70,653    Tyco Electronics, Ltd.                                                                               2,388,778
                                                                                                                           9,336,178
Finance - Investment Bankers/Brokers - 4.2%
           144,565    JP Morgan Chase & Co.                                                                                6,874,066
Food - Canned - 2.7%
           215,240    TreeHouse Foods, Inc.*                                                                               4,492,059
Food - Catering - 2.8%
           461,229    Nissin Healthcare Food Service Company, Ltd.                                                         4,642,694
Food - Retail - 4.7%
            93,430    Metro A.G.                                                                                           7,700,306
Human Resources - 2.1%
             4,809    Pasona Group, Inc.                                                                                   3,514,147
Insurance Brokers - 5.0%
           234,300    Willis Group Holdings, Ltd.                                                                          8,256,732
Medical Products - 1.9%
            70,653    Covidien, Ltd.                                                                                       3,153,243
Property and Casualty Insurance - 4.8%
           857,000    Nipponkoa Insurance Company, Ltd.#                                                                   7,870,758
Reinsurance - 2.5%
               913    Berkshire Hathaway, Inc. - Class B*                                                                  4,154,150
Retail - Apparel and Shoe - 1.3%
            74,223    Next PLC                                                                                             2,091,292
Rubber/Plastic Products - 2.5%
           260,700    Tenma Corp.                                                                                          4,085,465
Savings/Loan/Thrifts - 3.3%
           439,910    NewAlliance Bancshares, Inc.#                                                                        5,410,893
Schools - 3.8%
            78,700    Apollo Group, Inc. - Class A*                                                                        6,275,538
Television - 4.4%
           660,769    British Sky Broadcasting Group PLC                                                                   7,223,369
Therapeutics - 0.7%
           155,610    MannKind Corp.*,#                                                                                    1,229,319
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $123,109,616)                                                                                   147,854,536
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
           845,500    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                                 845,500
           831,500    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                    831,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,677,000)                                                                                      1,677,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.3%
         8,340,809    Allianz Dresdner Daily Asset Fund +                                                                  8,340,809
         6,911,266    Time Deposits +                                                                                      6,911,266
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $15,252,075)                                                                                 15,252,075
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $140,038,691) - 100%                                                                    $  164,783,611
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $   17,105,936              10.4%
Germany                                             7,700,306               4.7%
Japan                                              20,113,064              12.2%
Netherlands                                         6,947,400               4.3%
Switzerland                                         2,321,382               1.4%
United Kingdom                                     11,785,662               7.2%
United States++                                    98,809,861              59.8%
--------------------------------------------------------------------------------
Total                                          $  164,783,611             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (49.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC   Public Limited Company

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.3%
Advertising Sales - 0.6%
            36,824    Lamar Advertising Co.- Class A*                                                                   $  1,587,851
Aerospace and Defense - 3.8%
           545,127    BAE Systems PLC                                                                                      5,078,002
           119,327    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR) *                                               5,178,792
                                                                                                                          10,256,794
Agricultural Chemicals - 5.2%
            52,890    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               7,451,143
            25,591    Syngenta A.G.                                                                                        6,751,504
                                                                                                                          14,202,647
Agricultural Operations - 1.3%
            13,733    Bunge, Ltd.#                                                                                         1,626,949
         2,042,700    Chaoda Modern Agriculture Holdings, Ltd.                                                             2,021,968
                                                                                                                           3,648,917
Apparel Manufacturers - 1.1%
           220,000    Esprit Holdings, Ltd.                                                                                2,861,180
Applications Software - 1.1%
            45,113    Infosys Technologies, Ltd.                                                                           1,693,990
            42,950    Microsoft Corp.                                                                                      1,400,170
                                                                                                                           3,094,160
Athletic Footwear - 0.6%
            25,836    NIKE, Inc. - Class B                                                                                 1,595,631
Audio and Video Products - 0.9%
            52,400    Sony Corp.                                                                                           2,505,803
Brewery - 1.3%
            42,341    InBev N.V.                                                                                           3,486,640
Building - Residential and Commercial - 1.1%
             4,909    NVR, Inc.*,#                                                                                         3,100,034
Casino Hotels - 0.8%
           201,989    Crown, Ltd.*                                                                                         2,110,254
Cellular Telecommunications - 2.3%
            51,923    America Movil S.A. de C.V. - Series L (ADR)                                                          3,110,707
           898,038    Vodafone Group PLC                                                                                   3,151,329
                                                                                                                           6,262,036
Chemicals - Diversified - 1.1%
            54,300    Shin-Etsu Chemical Company, Ltd.                                                                     2,860,305
Commercial Banks - 0.4%
            32,577    Standard Chartered PLC                                                                               1,083,279
Commercial Services - 1.5%
           485,200    Park24 Company, Ltd.#                                                                                4,040,870
Computers - 0.6%
            12,495    Apple, Inc.*                                                                                         1,691,323
Containers - Metal and Glass - 2.8%
           149,594    Owens-Illinois, Inc.*,**,#                                                                           7,539,538
Cosmetics and Toiletries - 1.1%
            84,000    Avon Products, Inc.                                                                                  2,941,680
Distribution/Wholesale - 0.8%
           537,600    Li & Fung, Ltd.                                                                                      2,067,661
Diversified Minerals - 1.4%
           122,586    Companhia Vale do Rio Doce (ADR)                                                                     3,675,128
Diversified Operations - 4.3%
           596,000    China Merchants Holdings International Company, Ltd.                                                 2,897,935
           102,509    General Electric Co. **                                                                              3,629,844
           804,000    Melco International Development, Ltd. *                                                              1,128,567
            30,840    Siemens A.G.                                                                                         4,012,687
                                                                                                                          11,669,033
Drug Delivery Systems - 0.6%
            40,585    Hospira, Inc.*                                                                                       1,668,449
Electric - Generation - 0.4%
            58,895    AES Corp.*                                                                                           1,123,717
Electric Products - Miscellaneous - 0.9%
           138,000    Sharp Corp.                                                                                          2,382,608
Electronic Components - Semiconductors - 3.4%
           812,501    ARM Holdings PLC                                                                                     1,900,776
            49,540    Microsemi Corp.*                                                                                     1,125,549
             7,893    Samsung Electronics Company, Ltd.                                                                    5,061,989
            71,065    SiRF Technology Holdings, Inc.*,#                                                                    1,088,005
                                                                                                                           9,176,319
Energy - Alternate Sources - 1.4%
            75,035    JA Solar Holdings Company, Ltd. (ADR)*                                                               3,814,029
Engineering - Research and Development Services - 1.4%
           148,107    ABB, Ltd.                                                                                            3,706,724
Enterprise Software/Services - 0.5%
            64,225    Oracle Corp.*                                                                                        1,319,824
Entertainment Software - 0.5%
            26,245    Electronic Arts, Inc.*                                                                               1,243,226
Finance - Investment Bankers/Brokers - 1.9%
            37,031    JP Morgan Chase & Co.                                                                                1,760,824
            80,200    Nomura Holdings, Inc.                                                                                1,176,059
            27,732    optionsXpress Holdings, Inc.                                                                           752,092
            33,491    UBS A.G.                                                                                             1,386,340
                                                                                                                           5,075,315
Finance - Mortgage Loan Banker - 0.4%
            36,256    Fannie Mae                                                                                           1,227,628
Finance - Other Services - 0.5%
             2,165    CME Group, Inc.                                                                                      1,339,919
Food - Diversified - 2.1%
         1,003,000    FU JI Food & Catering Services #                                                                     1,730,067
            42,143    Kraft Foods, Inc. - Class A                                                                          1,233,104
             6,334    Nestle S.A.                                                                                          2,831,657
                                                                                                                           5,794,828
Food - Retail - 1.0%
           314,126    Tesco PLC                                                                                            2,620,522
Independent Power Producer - 0.5%
            37,989    NRG Energy, Inc.*                                                                                    1,465,996
Investment Management and Advisory Services - 0.8%
            31,614    National Financial Partners Corp. #                                                                  1,141,265
            22,778    T. Rowe Price Group, Inc.                                                                            1,152,339
                                                                                                                           2,293,604
Life and Health Insurance - 0.4%
           457,116    Sanlam, Ltd.                                                                                         1,200,556
Machinery - General Industrial - 1.6%
         5,628,900    Shanghai Electric Group Company, Ltd. #                                                              4,381,074
Medical - Biomedical and Genetic - 0.9%
            44,939    Celgene Corp.*                                                                                       2,521,527
Medical - Drugs - 2.5%
            30,721    Merck & Company, Inc.                                                                                1,421,768
            30,104    Novartis A.G.                                                                                        1,523,820
            14,172    Roche Holding A.G.                                                                                   2,568,380
            25,720    Shire PLC (ADR)                                                                                      1,385,022
                                                                                                                           6,898,990
Medical - HMO - 1.0%
            46,262    Coventry Health Care, Inc.*                                                                          2,617,504
Medical Instruments - 0.6%
            42,684    St. Jude Medical, Inc.*                                                                              1,729,129
Multimedia - 1.0%
            31,518    McGraw-Hill Companies, Inc.                                                                          1,347,710
            68,601    News Corporation, Inc. - Class A                                                                     1,296,559
                                                                                                                           2,644,269
Oil - Field Services - 1.8%
           198,735    Acergy S.A. #                                                                                        3,618,105
            16,870    Schlumberger, Ltd. (U.S. Shares)                                                                     1,273,010
                                                                                                                           4,891,115
Oil and Gas Drilling - 0.7%
            73,890    Nabors Industries, Ltd.*                                                                             2,011,286
Oil Companies - Exploration and Production - 1.1%
            43,839    EnCana Corp.                                                                                         2,890,719
Oil Companies - Integrated - 2.1%
            22,500    Hess Corp.                                                                                           2,043,675
            20,540    Lukoil (ADR)                                                                                         1,416,712
            22,606    Suncor Energy, Inc.                                                                                  2,125,928
                                                                                                                           5,586,315
Oil Refining and Marketing - 2.1%
            91,733    Reliance Industries, Ltd.                                                                            5,794,700
Optical Supplies - 0.7%
            12,684    Alcon, Inc. (U.S. Shares)                                                                            1,801,128
Physician Practice Management - 0.3%
            13,711    Pediatrix Medical Group, Inc.*                                                                         933,582
Power Converters and Power Supply Equipment - 0.9%
            49,332    Hubbell, Inc.                                                                                        2,352,150
Real Estate Management/Services - 1.0%
           106,000    Mitsubishi Estate Company, Ltd.                                                                      2,819,502
Real Estate Operating/Development - 1.8%
           434,000    CapitaLand, Ltd.                                                                                     1,825,640
           733,995    Hang Lung Properties, Ltd.                                                                           2,935,049
                                                                                                                           4,760,689
Reinsurance - 0.7%
               400    Berkshire Hathaway, Inc. - Class B*                                                                  1,820,000
REIT - Diversified - 0.4%
            62,481    CapitalSource, Inc.                                                                                  1,025,313
Respiratory Products - 0.8%
            34,557    Respironics, Inc.*                                                                                   2,263,829
Retail - Apparel and Shoe - 2.3%
            41,385    Abercrombie & Fitch Co. - Class A                                                                    3,297,970
            38,424    Industria de Diseno Textil S.A.                                                                      1,928,583
            25,232    Nordstrom, Inc.                                                                                        981,525
                                                                                                                           6,208,078
Retail - Consumer Electronics - 1.0%
            22,147    Best Buy Company, Inc.                                                                               1,080,995
            14,800    Yamada Denki Company, Ltd.                                                                           1,581,133
                                                                                                                           2,662,128
Retail - Drug Store - 0.7%
            51,107    CVS/Caremark Corp.                                                                                   1,996,750
Retail - Jewelry - 0.3%
            18,835    Tiffany & Co.                                                                                          751,517
Semiconductor Components/Integrated Circuits - 2.3%
           337,665    Atmel Corp.*                                                                                         1,067,021
           100,965    Cypress Semiconductor Corp.*                                                                         2,145,506
           260,910    Marvell Technology Group, Ltd.*                                                                      3,097,002
                                                                                                                           6,309,529
Telecommunication Equipment - 2.0%
           301,759    Arris Group, Inc.*                                                                                   2,652,462
            62,115    CommScope, Inc.*                                                                                     2,754,800
                                                                                                                           5,407,262
Telecommunication Equipment - Fiber Optics - 0.9%
           103,515    Corning, Inc.                                                                                        2,491,606
Telecommunication Services - 1.8%
            77,605    Amdocs, Ltd. (U.S. Shares)*                                                                          2,567,949
            58,365    SAVVIS, Inc.*                                                                                        1,178,973
            62,989    Time Warner Telecom, Inc. - Class A*                                                                 1,101,048
                                                                                                                           4,847,970
Television - 1.1%
           275,655    British Sky Broadcasting Group PLC                                                                   3,013,395
Therapeutics - 0.8%
            46,297    Amylin Pharmaceuticals, Inc.*,#                                                                      1,372,706
            16,548    Gilead Sciences, Inc.*                                                                                 756,078
                                                                                                                           2,128,784
Tobacco - 0.8%
            27,392    Altria Group, Inc.                                                                                   2,076,861
Toys - 1.0%
           130,145    Mattel, Inc.                                                                                         2,734,346
Transportation - Services - 1.5%
            27,216    C.H. Robinson Worldwide, Inc.                                                                        1,511,577
            36,796    United Parcel Service, Inc. - Class B                                                                2,691,995
                                                                                                                           4,203,572
Wireless Equipment - 2.0%
            65,611    Crown Castle International Corp.*                                                                    2,374,461
            44,775    QUALCOMM, Inc.                                                                                       1,899,356
           482,338    Telefonaktiebolaget L.M. Ericsson - Class B                                                          1,093,373
                                                                                                                           5,367,190
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $234,012,385)                                                                                   247,675,837
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
         23,958   Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 0%, (144A)  +++ (cost $1,007,913)              1,077,391
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.8%
         1,236,700    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                               1,236,700
         1,006,300    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                  1,006,300
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,243,000)                                                                                      2,243,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.5%
         6,119,312    Allianz Dresdner Daily Asset Fund +                                                                  6,119,312
        14,241,874    Time Deposits +                                                                                     14,241,874
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $20,361,186)                                                                                 20,361,186
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $257,624,484) - 100%                                                                    $  271,357,414
------------------------------------------------------------------------------------------------------------------------------------

Total Return Swaps outstanding at January 31, 2008

                 Notional                                                                   Termination         Unrealized
 Counterparty     Amount        Return Paid by the Fund       Return Received by the Fund      Date      Appreciation/(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley              1- day Wynn Resorts, Ltd. plus         1- day Melco PBL          11/19/08      $ 6,391
Capital                     Fed Funds effective rate minus    Entertainment (Macau), Ltd.
Services         $(65,227)          20 basis points              (ADR) plus Fed Funds
                                                             effective rate plus 25 basis
                                                                        points

Morgan Stanley                1- month Wynn Resorts, Ltd.    1- month Melco International
Capital                        plus LIBOR minus 70 basis     Development, Ltd. plus LIBOR
Services           $53,039              points                   plus 45 basis points        12/11/08      $ 5,434
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $11,825

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                        $  2,110,254               0.8%
Belgium                                             3,486,640               1.3%
Bermuda                                            11,664,078               4.3%
Brazil                                              8,853,920               3.3%
Canada                                             12,467,790               4.6%
Cayman Islands                                      3,752,035               1.4%
China                                               8,195,103               3.0%
Germany                                             4,012,687               1.5%
Hong Kong                                           6,961,551               2.6%
India                                               7,488,690               2.7%
Japan                                              17,366,280               6.4%
Mexico                                              3,110,707               1.1%
Netherlands                                         1,273,010               0.5%
Norway                                              3,618,105               1.3%
Russia                                              1,416,712               0.5%
Singapore                                           1,825,640               0.7%
South Africa                                        1,200,556               0.4%
South Korea                                         5,061,989               1.8%
Spain                                               1,928,583               0.7%
Sweden                                              1,093,373               0.4%
Switzerland                                        20,569,553               7.6%
United Kingdom                                     20,800,274               7.7%
United States++                                   123,099,884              45.4%
--------------------------------------------------------------------------------
Total                                          $  271,357,414             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (37.0% excluding Short-Term Securities and Other Securities).


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                                       Value as a
                                                                                                                         % of
                                                                    Acquisition      Acquisition                       Investment
                                                                        Date            Cost             Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund
Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 0% (144A)  10/17/07      $  1,007,913      $  1,077,391          0.4%
------------------------------------------------------------------------------------------------------------------------------------


The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap contracts and/or securities with extended settlement dates as of January 31, 2008 is noted below.

--------------------------------------------------------------------------------
Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Research Fund                                       $       529,476
--------------------------------------------------------------------------------

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.3%
Advertising Sales - 0.6%
           135,285    Lamar Advertising Co.*                                                                          $   5,833,489
Aerospace and Defense - 0.6%
           573,227    BAE Systems PLC **                                                                                  5,339,761
Aerospace and Defense - Equipment - 1.2%
            98,550    Alliant Techsystems, Inc.*, #                                                                      10,431,518
Applications Software - 5.1%
           261,485    Infosys Technologies, Ltd.                                                                          9,818,743
           282,145    Microsoft Corp.                                                                                     9,197,927
           648,845    Red Hat, Inc.*, #                                                                                  12,120,425
         1,490,574    Satyam Computer Services, Ltd.                                                                     14,898,387
                                                                                                                         46,035,482
Audio and Video Products - 2.5%
           470,900    Sony Corp. **                                                                                      22,518,748
Batteries and Battery Systems - 1.7%
         1,774,255    BYD Company, Ltd.                                                                                   9,899,054
         4,444,500    BYD Electronic Company, Ltd.*                                                                       5,871,052
                                                                                                                         15,770,106
Cable Television - 0.5%
           181,025    DIRECTV Group, Inc.*                                                                                4,087,545
Chemicals - Diversified - 1.8%
            46,550    Bayer A.G. **                                                                                       3,851,249
           106,400    Shin-Etsu Chemical Company, Ltd. **                                                                 5,604,722
            32,711    Wacker Chemie A.G. **                                                                               7,106,860
                                                                                                                         16,562,831
Commercial Services - 0.5%
           408,495    Live Nation*                                                                                        4,452,596
Computer Software - 0.2%
            86,125    Omniture, Inc.*, #                                                                                  2,129,010
Computers - 5.1%
            51,355    Apple, Inc.*                                                                                        6,951,413
           467,550    Dell, Inc.*                                                                                         9,369,702
           381,960    Hewlett-Packard Co. **                                                                             16,710,750
           137,190    Research In Motion, Ltd. (U.S. Shares)*                                                            12,879,397
                                                                                                                         45,911,262
Computers - Peripheral Equipment - 1.2%
           353,702    Logitech International S.A.*                                                                       10,787,994
Consulting Services - 0.7%
           516,334    Genpact, Ltd.*, #                                                                                   6,273,458
Data Processing and Management - 0.4%
           121,930    Paychex, Inc.                                                                                       3,989,550
Decision Support Software - 0.4%
           280,085    DemandTec, Inc.*                                                                                    3,593,491
E-Commerce/Services - 0.3%
         1,193,500    Alibaba.com Corp.*, #                                                                               2,908,927
E-Services/Consulting - 0.7%
           615,470    RightNow Technologies, Inc.*, #                                                                     6,296,258
Electric Products - Miscellaneous - 2.1%
         1,104,000    Sharp Corp. **                                                                                     19,060,864
Electronic Components - Miscellaneous - 3.0%
         2,761,199    Hon Hai Precision Industry Company, Ltd. **                                                        14,941,386
           309,064    Koninklijke (Royal) Philips Electronics N.V. **                                                    12,123,147
                                                                                                                         27,064,533
Electronic Components - Semiconductors - 9.5%
         9,963,190    ARM Holdings PLC **                                                                                23,308,018
           176,295    Broadcom Corp. - Class A*                                                                           3,892,594
           280,915    IPG Photonics Corp.*                                                                                5,028,379
           156,450    MediaTek, Inc. **                                                                                   1,524,865
           270,405    Microchip Technology, Inc.                                                                          8,628,624
           523,115    Microsemi Corp.*, #                                                                                11,885,173
           807,998    MIPS Technologies, Inc.*, #                                                                         3,595,591
            30,822    Samsung Electronics Company, Ltd. **                                                               19,766,961
           455,770    SiRF Technology Holdings, Inc.*, #                                                                  6,977,839
           139,200    Spreadtrum Communications, Inc. (ADR)*, #                                                           1,322,400
                                                                                                                         85,930,444
Electronic Connectors - 0.8%
           183,935    Amphenol Corp. - Class A                                                                            7,346,364
Electronic Measuring Instruments - 1.6%
           278,151    Memsic, Inc.*,                                                                                      1,919,242
           481,218    Trimble Navigation, Ltd.*                                                                          12,728,216
                                                                                                                         14,647,458
Energy - Alternate Sources - 4.8%
           129,605    Comverge, Inc.*, #                                                                                  2,415,837
            22,405    First Solar, Inc.*                                                                                  4,072,557
           860,000    Gintech Energy Corp.*, **                                                                           5,961,771
           424,505    JA Solar Holdings Company, Ltd. (ADR)*                                                             21,577,589
            87,840    SunPower Corp. - Class A*, #                                                                        6,068,866
            64,895    Suntech Power Holdings Company, Ltd. (ADR)*                                                         3,551,703
                                                                                                                         43,648,323
Engineering - Research and Development Services - 1.1%
           384,447    ABB, Ltd.                                                                                           9,621,686
Enterprise Software/Services - 2.4%
           802,205    Oracle Corp.*                                                                                      16,485,312
            93,150    Taleo Corp.*                                                                                        1,968,260
           114,745    Concur Technologies, Inc.                                                                           4,022,960
                                                                                                                         22,476,532
Entertainment Software - 0.9%
           164,220    Electronic Arts, Inc.*                                                                              7,779,101
Human Resources - 0.7%
           245,685    Kenexa Corp.*                                                                                       4,363,366
           185,135    SuccessFactors, Inc.*, #                                                                            1,668,066
                                                                                                                          6,031,432
Internet Applications Software - 1.1%
           224,025    DealerTrack Holdings, Inc.*                                                                         6,039,714
           138,295    Vocus, Inc.*                                                                                        4,068,639
                                                                                                                         10,108,353
Internet Connectivity Services - 1.6%
           264,396    NDS Group PLC (ADR)*, **                                                                           14,277,384
Internet Content - Information/News - 0%
            25,842    TechTarget *                                                                                          343,957
Machinery - General Industrial - 0.8%
         8,778,000    Shanghai Electric Group Company, Ltd. #                                                             6,832,076
Medical - Biomedical and Genetic - 1.6%
           173,645    Celgene Corp.*                                                                                      9,743,221
            58,865    Genzyme Corp.*                                                                                      4,599,122
                                                                                                                         14,342,343
Medical - Drugs - 2.3%
           157,080    Merck & Company, Inc.                                                                               7,269,662
            27,775    Roche Holding A.G.                                                                                  5,033,640
           150,750    Shire PLC (ADR) **                                                                                  8,117,888
                                                                                                                         20,421,190
Networking Products - 2.5%
           909,500    Cisco Systems, Inc.*                                                                               22,282,750
Power Converters and Power Supply Equipment - 2.0%
           579,355    Advanced Energy Industries, Inc.*                                                                   6,262,828
           203,000    China High Speed Transmission Equipment Group Company *                                               373,958
           629,620    Suzlon Energy, Ltd.                                                                                 4,942,215
            67,751    Vestas Wind Systems A.S.*                                                                           6,571,115
                                                                                                                         18,150,116
Retail - Consumer Electronics - 1.0%
            84,560    Yamada Denki Company, Ltd. **                                                                       9,033,823
Semiconductor Components/Integrated Circuits - 6.5%
           914,120    Actions Semiconductor Company, Ltd. (ADR)*                                                          3,016,596
         2,849,275    Atmel Corp.*                                                                                        9,003,709
           579,525    Cypress Semiconductor Corp.*                                                                       12,314,906
           775,180    Marvell Technology Group, Ltd.*                                                                     9,201,387
         5,161,893    Siliconware Precision Industries Co. **                                                             8,117,237
         9,011,813    Taiwan Semiconductor Manufacturing Company, Ltd. **                                                17,158,199
                                                                                                                         58,812,034
Semiconductor Equipment - 5.3%
           575,854    ASML Holdings N.V. (U.S. Shares)*, #, **                                                           15,311,958
           768,890    KLA-Tencor Corp. #                                                                                 32,124,224
                                                                                                                         47,436,182
Telecommunication Equipment - 2.2%
         1,867,560    Arris Group, Inc.*, #                                                                              16,415,852
            76,590    CommScope, Inc.*                                                                                    3,396,767
                                                                                                                         19,812,619
Telecommunication Equipment - Fiber Optics - 3.9%
         1,450,845    Corning, Inc.                                                                                      34,921,839
Telecommunication Services - 4.5%
           517,375    Amdocs, Ltd. (U.S. Shares)*, **                                                                    17,119,939
           425,090    NeuStar, Inc. - Class A*                                                                           12,629,424
           542,552    SAVVIS, Inc.*, #                                                                                   10,959,550
                                                                                                                         40,708,913
Television - 0.6%
           498,060    British Sky Broadcasting Group PLC **                                                               5,444,673
Web Hosting/Design - 0.9%
            46,490    Equinix, Inc.*, #                                                                                   3,511,390
           735,255    Terremark Worldwide, Inc.*, #                                                                       4,161,543
                                                                                                                          7,672,933
Web Portals/Internet Service Providers - 0.3%
             4,520    Google, Inc. - Class A*                                                                             2,550,636
Wireless Equipment - 2.8%
           444,755    Crown Castle International Corp.*                                                                  16,095,683
           413,965    Telefonaktiebolaget L.M. Ericsson (ADR)                                                             9,405,285
                                                                                                                         25,500,968
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $742,084,436)                                                                                  814,363,529
====================================================================================================================================
Equity Linked Structured Notes - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
           149,040    Goldman Sachs, Inc., convertible, (Omniture, Inc.), 0% (144A)  +++                                  3,848,958
         (cost $4,262,544)
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.7%

        15,540,823    Janus Institutional Cash Management
                       Fund - Institutional Shares, 3.95%                                                                15,540,823
                       (cost $15,540,823)
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.6%
        42,974,145    Allianz Dresdner Daily Asset Fund+                                                                 42,974,145
        25,520,798    Time Deposits +                                                                                    25,520,798
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $68,494,943)                                                                                68,494,943
====================================================================================================================================
Securities Sold Short - (0.1)%
Common Stock - (0.1)%

            57,770    OmniVision Technologies, Inc.* (Proceeds $966,235)                                                   (818,023)
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $830,382,746) - 100.0%                                                                  $ 902,248,253
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $   15,474,845               1.7%
Canada                                             12,879,397               1.4%
Cayman Islands                                      6,568,299               0.7%
China                                              48,411,098               5.4%
Denmark                                             6,571,115               0.7%
Germany                                            10,958,109               1.2%
Hong Kong                                             373,958                 0%
India                                              29,659,345               3.3%
Japan                                              56,218,157               6.2%
Netherlands                                        27,435,105               3.0%
South Korea                                        19,766,961               2.2%
Sweden                                              9,405,285               1.0%
Switzerland                                        25,443,320               2.8%
Taiwan                                             47,703,458               5.4%
United Kingdom                                     73,607,663               8.2%
United States ++                                  512,590,161              56.8%
--------------------------------------------------------------------------------
Total                                          $  903,066,276             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (47.5% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country- (Short Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Securities
Country                                                 Value         Sold Short
--------------------------------------------------------------------------------
United States                                  $     (818,023)            (0.1)%
--------------------------------------------------------------------------------
Total                                          $     (818,023)            (0.1)%

Forward Currency Contracts, Open
as of January 31, 2008
Currency Sold and                            Currency          Currency         Unrealized
Settlement Date                             Units Sold       Value in U.S.$     Gain/(Loss)
---------------------------------------------------------------------------------------------
British Pound 5/14/08                          8,855,000    $   17,487,328    $      413,541
Euro 5/2/08                                    3,300,000         4,890,462             9,379
Japanese Yen 5/2/08                          788,000,000         7,455,446           (81,312)
South Korean Won 5/14/08                   7,800,000,000         8,269,116           282,109
Taiwan Dollar 5/14/08                        213,000,000         6,691,450           (55,936)
---------------------------------------------------------------------------------------------
Total                                                       $   44,793,802    $      567,781

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.


+ The security is purchased with the cash collateral received from securities on loan.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                                       Value as a %
                                                                 Acquisition      Acquisition                         of Investment
                                                                    Date              Cost              Value           Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Goldman Sachs Inc., convertible, (Omniture, Inc.), 0% (144A)      11/20/07      $  4,262,544         $  3,848,958            0.4%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                     $   229,581,731

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 10.9%
                     Fannie Mae:
         1,800,000    5.02%, 5/30/08                                                                                  $    1,770,884
           965,000    4.481%, 8/29/08                                                                                        938,916
                     Federal Home Loan Bank System:
         5,000,000    4.35%, 2/15/08                                                                                       4,991,536
           580,000    4.27%, 3/10/08                                                                                         577,592
         1,500,000    3.90%, 9/8/08                                                                                        1,464,738
           196,000    4.07%, 11/6/08                                                                                         189,818
           155,000    3.40%, 11/21/08                                                                                        150,740
                     Freddie Mac:
           776,000    5.04%, 3/3/08                                                                                          772,958
           680,000    5.04%, 3/20/08                                                                                         675,716
         2,500,000    5.04%, 3/28/08                                                                                       2,476,708
         1,580,000    5.075%, 4/28/08                                                                                      1,561,827
         1,060,000    4.75%, 5/30/08                                                                                       1,043,776
         1,673,000    4.92%, 6/13/08                                                                                       1,643,276
         2,000,000    4.98%, 6/23/08                                                                                       1,961,267
           327,000    4.36%, 9/15/08                                                                                         318,129
         3,000,000    3.93%, 12/8/08                                                                                       2,896,647
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $23,434,528)                                                                     23,434,528
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 13.5%

         2,000,000   Fannie Mae, 3.07%, 1/16/09                                                                            2,000,000
                     Federal Farm Credit Bank:
           878,000    2.98%, 2/21/08                                                                                         877,992
         1,756,000    2.98%, 3/26/08                                                                                       1,755,952
         3,000,000    3.03%, 4/17/09                                                                                       3,000,000
           380,000    3.145%, 10/28/08                                                                                       379,891
                     Federal Home Loan Bank System:
         2,635,000    4.1643%, 3/14/08                                                                                     2,634,890
         5,000,000    3.16%, 6/18/08                                                                                       5,000,000
           190,000    3.5575%, 10/24/08                                                                                      189,933
         4,000,000    3.11%, 12/03/08                                                                                      4,000,000
         3,000,000    3.10%, 12/17/08                                                                                      2,998,465
         5,000,000    4.866%, 2/27/09                                                                                      5,001,908
         1,249,666   Freddie Mac, 3.2638%, 1/15/42                                                                         1,249,666
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $29,088,697)                                                            29,088,697
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Guaranteed Loan Notes - 8.1%
                     Army & Air Force Exchange:
         4,500,000    4.93%, 2/6/08                                                                                        4,500,000
         8,000,000    5.01%, 3/25/08                                                                                       8,000,000
         5,000,000    3.26%, 6/27/08                                                                                       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed Loan Notes (cost $17,500,000)                                                            17,500,000
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 67.5%

        45,000,000    Bear Stearns & Company, Inc., 3.175%                                                                45,000,000
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $45,003,969
                      collateralized by $136,840,000
                      in U.S. Government Agencies
                      0%, 7/01/33 - 12/01/33
                      with a value of $45,900,038

        21,000,000    Calyon, New York Branch, 3.05%                                                                      21,000,000
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $21,001,779
                      collateralized by $23,625,181
                      in U.S. Government Agencies
                      3.7762%, 5/25/37-6/25/37
                      with a value of $21,420,000

        30,700,000    Credit Suisse Securities (USA) LLC, 3.145%                                                          30,700,000
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $30,702,682
                      collateralized by $110,999,893
                      in U.S. Government Agencies
                      0% - 5.50%, 10/25/23- 7/15/37
                      with a value of $31,318,826

         7,000,000    Deutsche Bank Securities, Inc., 3.15%                                                                7,000,000
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at 7,000,613
                      collateralized by $14,386,158
                      in U.S. Government Agencies
                      0.0%, 12/01/34 - 8/01/35
                      with a value of $7,140,000

        21,000,000    ING Financial Markets LLC, 3.00%                                                                    21,000,000
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $21,001,750
                      collateralized by $375,761,970
                      in U.S. Government Agencies
                      0.0% - 9.318, 8/1/18 - 5/20/37
                      with a value of  $21,420,012

        21,000,000    RBC Capital Markets Corp., 3.03%                                                                    21,000,000
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $21,001,768
                      collateralized by $29,168,082
                      in U.S. Government Agencies
                      4.80% - 6.50%, 5/1/21 - 12/1/47
                      with a value of $21,420,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $145,700,000)                                                                          145,700,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $215,723,225) - 100%                                                                    $  215,723,225
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.6%
Advertising Sales - 0.6%
           804,645    Lamar Advertising Co. - Class A*,#                                                              $   34,696,292
Aerospace and Defense - 2.3%
           954,951    BAE Systems PLC                                                                                      8,895,621
           872,075    Boeing Co.                                                                                          72,539,199
         1,366,590    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)*                                               59,310,006
                                                                                                                         140,744,826
Agricultural Chemicals - 1.6%
           232,855    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              32,804,612
         1,256,725    Syngenta A.G. (ADR)**,#                                                                             66,279,677
                                                                                                                          99,084,289
Agricultural Operations - 0.4%
           542,524    Archer-Daniels-Midland Co.#                                                                         23,898,182
Apparel Manufacturers - 1.1%
         5,122,475    Esprit Holdings, Ltd.                                                                               66,619,646
Applications Software - 2.4%
           916,707    Infosys Technologies, Ltd.                                                                          34,422,281
         2,794,315    Microsoft Corp.                                                                                     91,094,669
         2,148,918    Satyam Computer Services, Ltd.                                                                      21,478,581
                                                                                                                         146,995,531
Athletic Footwear - 0.5%
           465,560    NIKE, Inc. - Class B#                                                                               28,752,986
Audio and Video Products - 0.4%
           465,625    Sony Corp. (ADR)                                                                                    22,112,531
Automotive - Cars and Light Trucks - 0.5%
         1,568,500    Tata Motors, Ltd.                                                                                   28,089,950
Beverages - Non-Alcoholic - 0.5%
           465,625    Coca-Cola Co.                                                                                       27,551,031
Brewery - 1.9%
         1,397,093    InBev N.V.**                                                                                       115,045,954
Cable Television - 0.3%
           907,445    Comcast Corp. - Class A*                                                                            16,479,201
Casino Hotels - 0.8%
         1,555,964    Crown, Ltd.*                                                                                        16,255,737
           465,730    MGM Mirage*                                                                                         34,100,750
                                                                                                                          50,356,487
Coal - 0.6%
           665,681    Peabody Energy Corp.#                                                                               35,960,088
Commercial Services - Finance - 0.9%
         2,350,490    Western Union Co.                                                                                   52,650,976
Computers - 0.9%
         1,614,495    Dell, Inc.*                                                                                         32,354,480
           232,865    Research In Motion, Ltd. (U.S. Shares)*                                                             21,861,366
                                                                                                                          54,215,846
Computers - Integrated Systems - 0.2%
         2,527,630    Bank Tec (144A)*, oo, ^, +++                                                                        12,638,150
Computers - Memory Devices - 2.1%
         7,952,205    EMC Corp.*                                                                                         126,201,493
Cosmetics and Toiletries - 2.9%
         1,396,360    Avon Products, Inc.                                                                                 48,900,527
         1,969,100    Procter & Gamble Co.                                                                               129,862,145
                                                                                                                         178,762,672
Diversified Operations - 4.3%
         5,809,706    General Electric Co.**                                                                             205,721,690
        18,748,000    Melco International Development, Ltd.*                                                              26,316,380
           232,855    Siemens A.G.**,#                                                                                    30,297,477
                                                                                                                         262,335,547
E-Commerce/Services - 0.8%
           955,165    eBay, Inc.*                                                                                         25,684,387
         1,397,110    Liberty Media Corp. - Interactive*                                                                  22,228,020
                                                                                                                          47,912,407
Electronic Components - Semiconductors - 3.3%
           294,711    Samsung Electronics Company, Ltd. (GDR)                                                             92,833,965
         1,271,885    SiRF Technology Holdings, Inc.*,#                                                                   19,472,559
                 2    Spansion, Inc. - Class A*,^                                                                                  8
         2,890,583    Texas Instruments, Inc.#                                                                            89,405,732
                                                                                                                         201,712,264
Energy - Alternate Sources - 0.9%
           175,640    JA Solar Holdings Company, Ltd. (ADR)*                                                               8,927,781
           827,710    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       45,300,569
                                                                                                                          54,228,350
Enterprise Software/Services - 1.6%
         4,657,170    Oracle Corp.*,**                                                                                    95,704,844
Entertainment Software - 0.7%
           932,557    Electronic Arts, Inc.*                                                                              44,175,225
Finance - Credit Card - 2.5%
         3,027,160    American Express Co.                                                                               149,299,531
Finance - Investment Bankers/Brokers - 2.5%
           235,150    Goldman Sachs Group, Inc.                                                                           47,211,066
         2,257,055    JP Morgan Chase & Co.                                                                              107,322,965
                                                                                                                         154,534,031
Finance - Mortgage Loan Banker - 1.9%
         3,342,780    Fannie Mae                                                                                         113,186,531
Food - Canned - 0.3%
           857,113    TreeHouse Foods, Inc.*                                                                              17,887,948
Food - Diversified - 1.7%
           232,307    Nestle S.A.**                                                                                      103,854,388
Forestry - 0.5%
           443,165    Weyerhaeuser Co.#                                                                                   30,011,134
Hotels and Motels - 0.8%
         1,117,425    Starwood Hotels & Resorts Worldwide, Inc.                                                           50,563,481
Instruments - Controls - 0.3%
           702,847    Watts Water Technologies, Inc. - Class A#                                                           20,867,527
Machinery - Construction and Mining - 0.5%
           392,805    Caterpillar, Inc.                                                                                   27,944,148
Medical - Biomedical and Genetic - 0.4%
           465,470    Celgene Corp.*                                                                                      26,117,522
Medical - Drugs - 4.1%
         1,872,410    Merck & Company, Inc.                                                                               86,655,135
           733,542    Roche Holding A.G.**                                                                               132,939,211
           698,115    Wyeth                                                                                               27,784,977
                                                                                                                         247,379,323
Medical - HMO - 1.3%
         1,434,980    Coventry Health Care, Inc.*                                                                         81,191,168
Medical Instruments - 0.7%
           884,548    Medtronic, Inc.                                                                                     41,193,400
Medical Products - 0.5%
           116,432    Nobel Biocare Holding A.G.**,#                                                                      28,833,305
Multimedia - 0.7%
         2,104,775    News Corporation, Inc. - Class B#                                                                   40,916,826
Oil - Field Services - 0.4%
           806,975    Halliburton Co.#                                                                                    26,767,361
Oil Companies - Exploration and Production - 3.9%
         2,650,399    EnCana Corp. (U.S. Shares)#                                                                        175,482,917
           706,175    EOG Resources, Inc.                                                                                 61,790,313
                                                                                                                         237,273,230
Oil Companies - Integrated - 7.9%
         1,680,605    Exxon Mobil Corp.                                                                                  145,204,272
         2,456,490    Hess Corp.#                                                                                        223,122,987
         1,142,484    Suncor Energy, Inc.                                                                                107,442,209
                                                                                                                         475,769,468
Oil Refining and Marketing - 2.1%
         2,107,456    Valero Energy Corp.                                                                                124,740,321
Optical Supplies - 1.3%
           558,855    Alcon, Inc. (U.S. Shares)**                                                                         79,357,410
Real Estate Operating/Development - 0.5%
         7,157,175    Hang Lung Properties, Ltd.                                                                          28,619,625
Retail - Apparel and Shoe - 1.8%
         2,749,610    Nordstrom, Inc.                                                                                    106,959,829
Retail - Consumer Electronics - 0.3%
           388,612    Best Buy Company, Inc.                                                                              18,968,152
Retail - Drug Store - 2.9%
         4,470,865    CVS/Caremark Corp.                                                                                 174,676,696
Retail - Jewelry - 1.2%
         1,765,210    Tiffany & Co.#                                                                                      70,431,879
Retail - Pet Food and Supplies - 0.4%
         1,169,410    PETsMART, Inc.#                                                                                     26,744,407
Semiconductor Equipment - 0.8%
         1,193,895    KLA-Tencor Corp.                                                                                    49,880,933
Soap and Cleaning Preparations - 0.8%
           930,951    Reckitt Benckiser PLC                                                                               48,725,819
Telecommunication Equipment - Fiber Optics - 1.0%
         2,411,190    Corning, Inc.                                                                                       58,037,343
Telecommunication Services - 1.1%
         2,990,728    Bharti Airtel, Ltd.*                                                                                65,437,830
Television - 1.6%
         8,663,657    British Sky Broadcasting Group PLC                                                                  94,709,030
Tobacco - 2.1%
         1,717,920    Altria Group, Inc.                                                                                 130,252,694
Toys - 0.3%
           626,730    Marvel Entertainment, Inc.*,#                                                                       17,673,786
Transportation - Services - 0.4%
           342,480    United Parcel Service, Inc. - Class B                                                               25,055,837
Water - 0.3%
           943,275    Aqua America, Inc.#                                                                                 18,799,471
Web Portals/Internet Service Providers - 2.6%
           134,988    Google, Inc. - Class A*                                                                             76,173,728
         4,256,235    Yahoo!, Inc.*,#                                                                                     81,634,588
                                                                                                                         157,808,316
Wireless Equipment - 2.7%
           513,570    American Tower Corp. - Class A*                                                                     19,274,282
         2,836,905    Nokia Oyj (ADR)**,#                                                                                104,823,640
           939,060    QUALCOMM, Inc.                                                                                      39,834,925
                                                                                                                         163,932,847
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,648,602,348)                                                                               5,301,327,315
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 2.2%
Finance - Investment Bankers/Brokers - 2.2%
         2,257,502    Lehman Brothers Holdings, Inc.
                         convertible, (Corning, Inc.), 10.55% (144A)+++                                                   54,496,098
           582,159    Merrill Lynch & Company, Inc.
                         convertible, (Apple, Inc.), 11.30% (144A) +++                                                    78,638,038
                                                                                                                         133,134,136
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $139,449,323)                                                                 133,134,136
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.4%
Metal - Diversified - 0.7%
           292,475    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                            38,840,680
U.S. Government Agencies - 0.7%
           930,755    Fannie Mae, 8.25%                                                                                   24,590,547
           727,175    Freddie Mac, 8.375%                                                                                 19,524,649
                                                                                                                          44,115,196
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $71,390,686)                                                                                  82,955,876
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond - 1.0%
   $    56,494,000    U.S. Treasury Bond, 3.25%, due 12/31/09#
                         (cost $57,447,704)                                                                               57,632,693
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.0%
            12,922    ConocoPhillips (LEAPS)
                         expires January 2009
                         exercise price $70.00                                                                            20,029,100
            20,242    CVS/Caremark Corp. (LEAPS)
                         expires January 2010
                         exercise price $35.00                                                                            18,015,380
            12,156    Nordstrom, Inc. (LEAPS)
                         expires January 2010
                         exercise price $40.00                                                                            11,426,640
             8,105    J.C. Penney Company, Inc. (LEAPS)
                         expires January 2010
                         exercise price $70.00                                                                             3,485,150
             9,947    Procter & Gamble Co. (LEAPS)
                         expires January 2009
                         exercise price $65.00                                                                             5,968,200
            12,128    Texas Instruments, Inc. (LEAPS)
                         expires January 2010
                         exercise price $35.00                                                                             4,604,839
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $81,505,973)                                                               63,529,309
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.3%
       125,993,354    Janus Institutional Cash Management
                         Fund - Institutional Shares, 3.95%                                                              125,993,354
        16,012,000    Janus Institutional Money Market
                         Fund - Institutional Shares, 3.81%                                                               16,012,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $142,005,354)                                                                                  142,005,354
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.5%
       161,654,228    Allianz Dresdner Daily Asset Fund +                                                                161,654,228
       109,731,151    Time Deposits +                                                                                    109,731,151
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $271,385,379)                                                                               271,385,379
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,411,786,767) - 100%                                                                  $6,051,970,062
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                     $    16,255,737               0.3%
Belgium                                           115,045,954               1.9%
Bermuda                                            66,619,646               1.1%
Brazil                                             59,310,006               1.0%
Canada                                            337,591,106               5.6%
Cayman Islands                                     45,300,568               0.7%
China                                               8,927,781               0.1%
Finland                                           104,823,640               1.7%
Germany                                            30,297,477               0.5%
Hong Kong                                          54,936,006               0.9%
India                                             149,428,642               2.5%
Japan                                              22,112,531               0.4%
South Korea                                        92,833,965               1.5%
Switzerland                                       411,263,991               6.8%
United Kingdom                                    152,330,470               2.5%
United States++                                 4,384,892,542              72.5%
--------------------------------------------------------------------------------
Total                                         $ 6,051,970,062             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (65.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of January 31, 2008 (unaudited)
Currency Sold and                              Currency       Currency          Unrealized
Settlement Date                               Units Sold    Value in U.S.$      Gain/(Loss)
---------------------------------------------------------------------------------------------
Euro 5/2/08                                   27,900,000    $   41,346,630    $       79,290
Euro 5/14/08                                   4,500,000         6,665,672          (271,285)
Swiss Franc  2/15/08                          26,300,000        24,349,685        (2,242,900)
Swiss Franc  5/2/08                           31,850,000        29,520,535          (417,830)
---------------------------------------------------------------------------------------------
Total                                                       $  101,882,522    $   (2,852,725)

Total Return Swaps outstanding as of January 31, 2008
                                                                                                      Unrealized
                     Notional        Return Paid              Return Received       Termination Date  Appreciation/
Counterparty         Amount          by the Fund              by the Fund                             (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers       ($14,991,024)  1-month S&P 500 Index    1-month Fannie Mae
                                     plus LIBOR               plus LIBOR
                                     minus 5 basis points     plus 20 basis points         7/24/2008   ($15,072,011)
----------------------------------------------------------------------------------------------------------------------
Total                                                                                                  ($15,072,011)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of January 31, 2008)

                                                                Value as a % of
                                          Value            Investment Securities
--------------------------------------------------------------------------------
Janus Growth and Income Fund
Bank Tec (144A)                        $ 12,638,150                  0.2%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                          Value as a %
                                               Acquisition        Acquisition                             of Investment
                                                   Date              Cost                  Value           Securities
--------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund

Bank Tec (144A)oo                                6/20/07         $  20,221,040        $   12,638,150           0.2%
Lehman Brothers Holdings, Inc.
   convertible, (Corning, Inc.), 10.55% (144A)   9/6/07             55,760,299            54,496,098           0.9%
Merrill Lynch & Company, Inc.
   convertible, (Apple, Inc.), 11.30% (144A)     9/21/07            83,689,024            78,638,038           1.3%
--------------------------------------------------------------------------------------------------------------------------
                                                                 $ 159,670,363        $  145,772,286           2.4%
--------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

                                        Purchases                        Sales               Realized      Dividend         Value
                                  Shares          Cost          Shares          Cost        Gain/(Loss)     Income       at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund

Bank Tec*                               --   $         --             --   $         --   $         --   $         --   $ 12,638,150

Spansion, Inc. - Class A*        5,521,592     24,847,167     12,307,270    111,574,672    (64,314,338)            --              8
------------------------------------------------------------------------------------------------------------------------------------

                                             $ 24,847,167                  $111,574,672   $(64,314,338)  $         --   $ 12,638,158
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                     $   647,773,921

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Debt - 79.3%
Advertising Services - 1.6%
$          673,615    Advanstar Communications, Inc., 7.0925%, bank loan, due 5/30/14*                                $      559,100
           275,000    Advanstar Communications, Inc., 9.8425%, bank loan, due 12/1/14 *                                      225,500
           316,129    Penton Media, Inc., 5.52125%, bank loan, due 2/1/13 *                                                  268,710
            25,996    Penton Media, Inc., 5.535%, bank loan, due 2/1/13 *                                                     22,097
         1,950,000    Penton Media, Inc., 8.27125%, bank loan, due 2/1/14 *                                                1,462,500
         1,274,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                     1,070,160
         2,448,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                     2,056,320
         3,478,000    R.H. Donnelley Corp., 6.875%, senior unsecured notes, due 1/15/13#                                   2,921,520
                                                                                                                           8,585,907
Aerospace and Defense - Equipment - 0.3%
         1,601,000    DRS Technologies, Inc., 6.875%, company guaranteed notes, due 11/1/13                                1,568,980
Agricultural Chemicals - 0.4%
         1,821,000    Mosaic Co., 7.625%, senior notes, due 12/1/16 (144A) *                                               1,966,680
Apparel Manufacturers - 0.6%
         1,442,000    Levi Strauss & Co., 9.75%, senior unsubordinated notes, due 1/15/15                                  1,402,345
         2,176,000    Levi Strauss & Co., 8.875%, senior unsecured notes, due 4/1/16                                       2,067,200
                                                                                                                           3,469,545
Athletic Equipment - 0.1%
           895,000    Easton-Bell Sports, Inc., 8.375%, company guaranteed notes, due 10/1/12                                751,800
Automotive - Cars and Light Trucks - 1.5%
           272,932    Ford Motor Co., 8.00%, bank loan, due 12/15/13 *                                                       237,923
         2,063,000    Ford Motor Co., 7.45%, unsecured notes, due 7/16/31#                                                 1,521,463
         4,799,000    General Motors Corp., 7.125%, senior unsecured notes, due 7/15/13#                                   4,091,147
           940,500    General Motors Corp., 7.05563%, bank loan, due 11/29/13 *                                              853,739
         1,609,000    General Motors Corp., 8.375%, senior unsubordinated notes, due 7/15/33#                              1,307,313
                                                                                                                           8,011,585
Automotive - Truck Parts and Equipment - Original - 0.7%
         3,212,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15#                                         2,537,480
         1,749,000    Visteon Corp., 8.25%, senior unsecured notes, due 8/1/10                                             1,429,808
                                                                                                                           3,967,288
Cable Television - 0.6%
         2,060,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                        1,957,000
           825,000    Echostar DBS Corp., 6.375%, company guaranteed notes, due 10/1/11                                      812,625
           575,000    Mediacom LLC/Mediacom Capital Corp., 9.50%
                         senior unsecured notes, due 1/15/13                                                                 513,188
                                                                                                                           3,282,813
Casino Hotels - 1.1%
            78,220    Green Valley Ranch Gaming, 6.8425%, bank loan, due 2/16/14 *                                            64,923
           131,780    Green Valley Ranch Gaming, 7.08125%, bank loan, due 2/16/14 *                                          109,377
         2,316,000    Green Valley Ranch Gaming, 8.33125%, bank loan, due 8/16/14 *                                        1,922,280
           954,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                    915,840
         3,041,000    Seminole Hard Rock Entertainment, 7.49063%
                         secured notes, due 3/15/14 (144A) *                                                               2,736,900
                                                                                                                           5,749,320
Casino Services - 0.9%
           170,184    Herbst Gaming, Inc., 9.2175%, bank loan, due 12/2/11 *                                                 154,017
             4,104    Herbst Gaming, Inc., 9.33%, bank loan, due 12/2/11 *                                                     3,714
           323,199    Herbst Gaming, Inc., 9.6425%, bank loan, due 12/2/11 *                                                 292,495
         4,141,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12 *                            3,271,390
         1,959,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13 *                              1,273,350
                                                                                                                           4,994,966
Cellular Telecommunications - 0.7%
           989,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13                                      991,473
         1,411,000    Centennial Communications Corp., 10.125%
                         company guaranteed notes, due 6/15/13                                                             1,442,747
         1,102,000    Suncom Wireless Holdings, Inc., 8.50%, company guaranteed notes, due 6/1/13                          1,135,060
                                                                                                                           3,569,280
Chemicals - Diversified - 0.3%
         1,409,000    Innophos Holdings, Inc., 9.50%, senior unsecured notes, due 4/15/12 (144A)**                         1,324,460
Chemicals - Other - 0.3%
         1,423,000    Innophos, Inc., 8.875%, company guaranteed notes, due 8/15/14 *                                      1,398,098
Chemicals - Specialty - 1.1%
         1,582,000    Macdermid, Inc., 9.50%, senior subordinated notes, due 4/15/17 (144A)#                               1,360,520
         3,186,000    Momentive Performance, 9.75%, company guaranteed notes, due 12/1/14 (144A)                           2,883,330
         1,563,000    Nalco Co., 7.75%, senior unsecured notes, due 11/15/11                                               1,563,000
                                                                                                                           5,806,850
Coal - 0.5%
         2,521,000    Massey Energy Co., 6.875%, company guaranteed notes, due 12/15/13                                    2,401,253
Commercial Services - 1.3%
         5,529,000    Aramark Corp., 8.50%, company guaranteed notes, due 2/1/15#                                          5,501,355
         1,582,000    U.S. Investigation Services, 10.50%
                         company guaranteed notes, due 11/1/15 (144A)                                                      1,384,250
                                                                                                                           6,885,605
Commercial Services - Finance - 0.5%
           525,000    Cardtronics, Inc., 9.25%, company guaranteed notes, due 8/15/13 *                                      493,500
         2,327,000    Cardtronics, Inc., 9.25%, senior subordinated notes, due 8/15/13 (144A)**                            2,187,380
                                                                                                                           2,680,880
Computer Services - 1.1%
         1,543,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                            1,566,145
         4,262,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15#                           4,262,000
                                                                                                                           5,828,145
Consumer Products - Miscellaneous - 1.4%
         2,074,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                  1,845,860
         1,298,000    Jarden Corp., 7.50%, company guaranteed notes, due 5/1/17                                            1,109,790
         4,849,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13                                               4,691,408
                                                                                                                           7,647,058
Containers - Metal and Glass - 1.3%
         1,088,000    Greif, Inc, 6.75%, senior unsecured notes, due 2/1/17                                                1,036,320
         2,142,000    Owens-Brockway Glass Container, Inc., 8.875%
                         company guaranteed notes, due 2/15/09                                                             2,142,000
           820,000    Owens-Brockway Glass Container, Inc., 8.25%
                         company guaranteed notes, due 5/15/13                                                               848,700
         2,212,000    Owens-Brockway Glass Container, Inc., 6.75%
                         company guaranteed notes, due 12/1/14                                                             2,195,410
           875,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                   880,469
                                                                                                                           7,102,899
Containers - Paper and Plastic - 1.9%
         1,355,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                  1,192,400
         1,546,000    Graham Packaging Co., 9.875%, company guaranteed notes, due 10/15/14                                 1,306,370
         3,790,000    Smurfit-Stone Container Enterprises, Inc., 8.00%
                         senior unsecured notes, due 3/15/17#                                                              3,515,225
         4,538,000    Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14                                 4,152,270
                                                                                                                          10,166,265
Cosmetics and Toiletries - 0.5%
         2,858,000    Chattem, Inc., 7.00%, senior subordinated notes, due 3/1/14                                          2,793,695
Data Processing and Management - 0.3%
         1,868,000    First Data Corp., 9.875%, company guaranteed notes, due 9/24/15 (144A)                               1,653,180
Direct Marketing - 1.1%
         3,930,000    Affinion Group, Inc., 11.50%, company guaranteed notes, due 10/15/15                                 3,635,250
         2,265,000    Visant Corp., 7.625%, company guaranteed notes, due 10/1/12#                                         2,236,688
                                                                                                                           5,871,938
Distribution/Wholesale - 0.3%
         1,816,000    Nebraska Book Company, Inc., 8.625%, company guaranteed notes, due 3/15/12                           1,752,440
Diversified Operations - 2.5%
         1,893,000    Harland Clarke Holdings, 9.50%, company guaranteed notes, due 5/15/15                                1,457,610
         2,520,000    Harland Clarke Holdings, 9.61875%, company guaranteed notes, due 5/15/15 *                           1,826,999
         1,214,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                   1,221,588
         1,551,000    Sally Holdings LLC, 9.25%, company guaranteed notes, due 11/15/14                                    1,465,695
         1,551,000    Sally Holdings LLC, 10.50%, company guaranteed notes, due 11/15/16#                                  1,376,513
         1,075,000    SPX Corp., 7.625%, senior notes, due 12/15/14 (144A)                                                 1,101,875
         5,628,315    Travelport Holdings, Ltd., 11.83813%, bank loan due 3/27/12 *                                        4,943,517
                                                                                                                          13,393,797
Diversified Operations - Commercial Services - 1.0%
         6,149,000    Aramark Corp., 6.73938%, company guaranteed notes, due 2/1/15 *                                      5,503,355
Electric - Generation - 1.3%
         1,602,000    AES Corp., 8.00%, senior notes, due 10/15/17 (144A)                                                  1,634,040
         1,535,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                    1,492,788
         2,923,000    Edison Mission Energy, 7.20%, senior unsecured notes, due 5/15/19                                    2,849,925
         1,006,944    Tenaska Alabama II Partners, 7.00%, secured notes, due 6/30/21 (144A) *                                980,879
                                                                                                                           6,957,632
Electric - Integrated - 2.0%
         2,773,000    CMS Energy Corp., 5.2075%, senior unsubordinated notes, due 1/15/13 *                                2,585,822
           958,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                          948,420
           774,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                      779,180
         1,754,000    Texas Competetive Electric Holdings Co. LLC, 10.25%
                         company guaranteed notes, due 11/1/15 (144A)                                                      1,723,305
         4,900,000    Texas Competetive Electric Holdings Co. LLC, 10.25%
                         company guaranteed notes, due 11/1/15 (144A)                                                      4,814,249
                                                                                                                          10,850,976
Electronic Components - Semiconductors - 1.1%
         3,000,000    National Semiconductor Corp., 5.24063%, senior unsecured notes, due 6/15/10 *                        2,914,962
         3,362,000    Amkor Technologies, Inc., 7.75%, senior notes, due 5/15/13                                           3,008,990
                                                                                                                           5,923,952
Finance - Auto Loans - 2.6%
         3,459,000    Ford Motor Credit Co., 6.625%, senior unsecured notes, due 6/16/08                                   3,452,573
         4,512,000    Ford Motor Credit Co., 7.375%, unsecured notes, due 10/28/09                                         4,345,118
         3,481,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 *                                                   3,403,040
         1,590,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                      1,408,304
         1,586,000    Ford Motor Credit Co., 7.00%, notes, due 10/1/13                                                     1,329,576
                                                                                                                          13,938,611
Finance - Investment Bankers/Brokers - 0.2%
           275,000    Goldman Sachs Group, Inc., 6.75%, senior subordinated notes, due 10/1/37                               269,789
           275,000    Merrill Lynch & Co., 6.11%, subordinated notes, due 1/29/37                                            238,724
           275,000    Morgan Stanley, 5.95%, senior unsecured notes, due 12/28/17                                            277,606
                                                                                                                             786,119
Food - Diversified - 2.8%
         4,945,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                        4,598,850
         5,274,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09 *                                          4,904,820
         6,749,000    Dole Food Company, Inc., 8.75%, debentures, due 7/15/13 #,*                                          5,702,904
                                                                                                                          15,206,574
Food - Meat Products - 0.8%
         2,834,000    National Beef Packing Company LLC, 10.50%
                         senior unsecured notes, due 8/1/11 *                                                              2,607,280
         2,493,000    Pierre Foods, Inc., 9.875%, company guaranteed notes, due 7/15/12                                    1,632,915
                                                                                                                           4,240,195
Food - Retail - 0.7%
         3,963,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                         3,725,220
Food - Wholesale/Distribution - 0.6%
           228,844    Roundy's Supermarket, Inc., 7.91%, bank loan, due 11/3/11 *                                            218,832
         2,983,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                         3,024,017
                                                                                                                           3,242,849
Gambling - Non-Hotel - 1.7%
         1,079,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                        1,057,420
         2,697,000    Pinnacle Entertainment, Inc., 8.25%, company guaranteed notes, due 3/15/12                           2,589,120
           425,000    Pinnacle Entertainment, Inc., 8.75%, company guaranteed notes, due 10/1/13                             414,375
           696,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                    719,490
         1,575,000    River Rock Entertainment Authority, 9.75%, secured notes, due 11/1/11                                1,622,250
         3,199,000    Shingle Springs Tribal Gaming, 9.375%, senior notes, due 6/15/15 (144A)                              2,879,100
                                                                                                                           9,281,755
Health Care Cost Containment - 0.4%
         2,462,000    Concentra, Inc., 10.33%, bank loan, due 6/25/15 *                                                    2,141,940
Housewares - 0.2%
         1,085,000    Libbey Glass, Inc., 12.34813%, secured notes, due 6/1/11                                             1,095,850
Independent Power Producer - 2.1%
         1,700,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                        1,667,773
         5,752,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                       5,557,869
         2,072,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14#                                             2,020,200
         2,046,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                              1,994,850
                                                                                                                          11,240,692
Investment Management and Advisory Services - 0.3%
         1,765,000    LVB Acquistion Merger, 10.375%
                         company guaranteed notes, due 10/15/17 (144A)                                                     1,773,825
Medical - Hospitals - 3.5%
         5,679,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16                                                4,820,051
         9,236,000    HCA, Inc., 9.25%, secured notes, due 11/15/16                                                        9,686,254
         1,075,000    Tenet Healthcare Corp., 9.875%, senior notes, due 7/1/14                                             1,026,625
           773,000    Tenet Healthcare Corp., 9.25%, senior unsecured notes, due 2/1/15 *                                    711,160
         2,883,000    United Surgical Partners, 8.875%, company guaranteed notes, due 5/1/17                               2,803,718
                                                                                                                          19,047,808
Medical - Outpatient and Home Medical Care - 0.7%
         1,149,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16                                       1,149,001
           970,032    National Mentor Holdings, Inc., 6.73%, bank loan, due 6/28/13 *                                        909,405
            59,158    National Mentor Holdings, Inc., 4.60%, bank loan, due 6/29/13 *                                         55,460
           702,000    National Mentor Holdings, Inc., 11.25%, company guaranteed notes, due 7/1/14                           723,060
           775,000    Surgical Care Affiliates, 10.00%, senior subordinated notes, due 7/15/17 (144A)                        658,750
                                                                                                                           3,495,676
Metal - Diversified - 1.1%
         1,298,000    Freeport-McMoRan Copper & Gold, Inc., 8.25%
                         senior unsecured notes, due 4/1/15                                                                1,361,278
         1,903,000    Freeport-McMoRan Copper & Gold, Inc., 8.39438%
                         senior unsecured notes, due 4/1/15 *                                                              1,867,319
         2,691,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%
                         senior unsecured notes, due 4/1/17                                                                2,859,187
                                                                                                                           6,087,784
Motion Pictures and Services -0%
           272,938    Metro-Goldwyn-Mayer, Inc., 8.1075%, bank loan, due 4/8/12 *                                            237,456
Multimedia - 0.3%
         1,898,000    LBI Media, Inc., 8.50%, senior subordinated notes, due 8/1/17 (144A)                                 1,684,475
Music - 1.0%
         5,726,000    Steinway Musical Instruments, Inc., 7.00%, senior notes, due 3/1/14 (144A)**                         5,153,400
Non-Hazardous Waste Disposal - 0.8%
         1,371,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11                                    1,347,008
           855,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13                                       865,688
         2,251,000    Allied Waste Industries, Inc., 7.25%, company guaranteed notes, due 3/15/15                          2,234,117
                                                                                                                           4,446,813
Office Automation and Equipment - 0.2%
         1,124,000    Xerox Corp., 6.875%, senior unsecured notes, due 8/15/11                                             1,183,689
Office Supplies and Forms - 1.1%
         6,981,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                     5,916,398
Oil Companies - Exploration and Production - 4.0%
         1,486,000    Chesapeake Energy Corp., 7.75%, company guaranteed notes, due 1/15/15                                1,523,150
         3,198,000    Cimarex Energy Co., 7.125%, company guaranteed notes, due 5/1/17                                     3,126,044
         2,811,000    Encore Acquisition Co., 6.25%, company guaranteed notes, due 4/15/14                                 2,614,230
         1,660,000    Encore Acquisition Co., 7.25%, company guaranteed notes, due 12/1/17                                 1,597,750
         1,890,000    Forest Oil Corp., 8.00%, senior unsecured notes, due 6/15/08                                         1,897,088
           250,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                        259,375
         1,048,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                            1,048,000
         1,950,000    Hilcorp Energy Finance, 7.75%, senior unsecured notes, due 11/1/15 (144A)                            1,867,125
           700,000    Hilcorp Energy I, 9.00%, senior unsecured notes, due 6/1/16 (144A)                                     700,000
         2,042,000    Petrohawk Energy Corp., 9.125%, company guaranteed notes, due 7/15/13                                2,108,365
         2,926,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                            2,838,220
           550,000    Southwestern Energy Co., 7.50%, senior notes, due 2/1/18 (144A)                                        565,125
           782,000    Venoco, Inc., 8.9375%, bank loan, due 9/20/11 *                                                        740,945
           475,000    Venoco, Inc., 8.75%, senior unsecured notes, due 12/15/11                                              470,250
                                                                                                                          21,355,667
Oil Field Machinery and Equipment - 0.2%
           910,000    Dresser-Rand Group, Inc., 7.375%, company guaranteed notes, due 11/1/14 *                              891,800
Oil Refining and Marketing - 0.5%
         2,700,000    Enterprise Products Operations, 6.30%, company guaranteed notes, due 9/15/17                         2,800,173
Optical Supplies - 0.2%
         1,075,000    Bausch & Lomb, Inc., 9.875%, senior unsecured notes, due 11/1/15 (144A)                              1,091,125
Paper and Related Products - 2.2%
         3,974,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14                                    3,785,234
         3,550,000    Georgia-Pacific Corp., 7.125%, company guaranteed notes, due 1/15/17 (144A)                          3,381,375
         1,075,000    New Page Corp., 10.00%, secured notes, due 5/1/12 (144A)                                             1,069,625
         2,173,000    NewPage Corp., 12.00%, company guaranteed notes, due 5/1/13#                                         2,151,270
           681,000    Verso Paper Holdings LLC, 6.98938%, secured notes, due 8/1/14 *                                        646,950
           525,000    Verso Paper Holdings LLC, 11.375%, company guaranteed notes, due 8/1/16                                501,375
                                                                                                                          11,535,829
Physical Therapy and Rehabilitation Centers - 0.9%
         1,789,000    HealthSouth Corp., 10.82875%, company guaranteed notes, due 6/15/14 *                                1,762,165
         2,779,000    HealthSouth Corp., 10.75%, company guaranteed notes, due 6/15/16#                                    2,897,108
                                                                                                                           4,659,273
Pipelines - 2.2%
         1,345,000    Dynegy Holdings, Inc., 8.75%, senior notes, due 2/15/12                                              1,358,450
         5,818,000    El Paso Corp., 7.00%, senior subordinated notes, due 6/15/17                                         5,902,558
         1,922,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15#                             1,739,410
         2,800,000    Williams Cos, Inc., 7.125%, senior unsecured notes, due 9/1/11                                       2,982,000
                                                                                                                          11,982,418
Poultry - 0.2%
           983,000    Pilgrims Pride Corp., 7.625%, company guaranteed notes, due 5/1/15                                     931,393
Private Corrections - 0.3%
           984,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                    991,380
           675,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13                       671,625
                                                                                                                           1,663,005
Publishing - Books - 0.5%
         2,908,000    Cengage Learning Acquisitions, 10.50%, senior notes, due 1/15/15 (144A)                              2,646,280
Publishing - Newspapers - 0.8%
         4,535,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)                                 4,398,950
Publishing - Periodicals - 0.3%
         1,358,000    Medimedia USA, Inc., 11.375%, senior subordinated notes, due 11/15/14 (144A)                         1,398,740
Racetracks - 0.4%
         2,223,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                             2,223,000
Recycling - 0.3%
         2,271,000    Aleris International, Inc., 10.00%, company guaranteed notes, due 12/15/16                           1,595,378
REIT - Health Care - 0.3%
         1,607,000    Senior Housing Properties Trust, 8.625%, senior unsecured notes, due 1/15/12                         1,703,420
REIT - Hotels - 0.3%
         1,816,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                    1,734,280
Retail - Apparel and Shoe - 0.7%
         4,228,000    Hanesbrands, Inc., 8.20375%, company guaranteed notes, due 12/15/14 #,*                              3,826,340
Retail - Computer Equipment - 0.4%
         2,042,000    GameStop Corp., 8.00%, company guaranteed notes, due 10/1/12                                         2,118,575
Retail - Drug Store - 0.2%
         1,362,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                         1,198,560
Retail - Miscellaneous/Diversified - 0.6%
           976,000    Eye Care Centers of America, Inc., 10.75%
                         company guaranteed notes, due 2/15/15                                                             1,032,120
         1,425,000    Harry & David Holdings, Inc., 10.12375%
                         company guaranteed notes, due 3/1/12 *                                                            1,296,750
         1,249,000    Harry & David Holdings, Inc., 9.00%, company guaranteed notes, due 3/1/13                            1,111,610
                                                                                                                           3,440,480
Retail - Propane Distribution - 1.2%
         3,116,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                   3,077,050
         1,829,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                           1,865,580
         1,662,000    Ferrellgas Partners L.P., 6.75%, senior unsecured notes, due 5/1/14                                  1,612,140
                                                                                                                           6,554,770
Retail - Restaurants - 0.9%
         1,648,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                1,549,120
         3,201,000    Landry's Restaurants, Inc., 9.50%, company guaranteed notes, due 12/15/14 *                          3,092,966
                                                                                                                           4,642,086
Retail - Vitamins/Nutritional Supplement - 0.5%
         3,465,000    General Nutrition Center, 10.00938%, company guaranteed notes, due 3/15/14 *                         2,841,300
Rubber - Tires - 0.3%
         1,278,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15#                                         1,335,510
Satellite Telecommunications - 0.6%
           575,000    INTELSAT (Bermuda), Ltd., 0%, bank loan, due 2/1/14 *                                                  561,465
         2,750,000    INTELSAT (Bermuda), Ltd., 7.13125%, bank loan, due 2/1/14 *                                          2,685,265
                                                                                                                           3,246,730
Schools - 0.9%
           486,734    Education Management LLC, 6.625%, bank loan, due 6/1/13 *                                              449,470
         2,191,000    Education Management LLC, 8.75%, company guaranteed notes, due 6/1/14                                2,108,838
         2,334,000    Education Management LLC, 10.25%, company guaranteed notes, due 6/1/16#                              2,223,134
                                                                                                                           4,781,442
Seismic Data Collection - 0.2%
         1,095,000    Compagnie Generale de Geophysique-Veritas, 7.75%
                         company guaranteed notes, due 5/15/17                                                             1,084,050
Semiconductor Equipment - 0.3%
         1,910,000    Sensata Technologies B.V., 8.00%, company guaranteed notes, due 5/1/14                               1,719,000
Special Purpose Entity - 6.0%
         3,555,000    Affinion Holding Co., 11.6775%, bank loan, due 3/1/12 *                                              3,341,700
         1,303,198    CCM Merger, Inc., 6.8425%, bank loan, due 7/13/12 *                                                  1,211,974
           354,901    CCM Merger, Inc., 7.015%, bank loan, due 7/13/12 *                                                     330,058
           141,961    CCM Merger, Inc., 7.15063%, bank loan, due 7/13/12 *                                                   132,023
         3,552,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)                                                    3,179,040
         5,839,500    Dow Jones Credit Default Index HY 9 T1, 8.75%
                         secured notes, due 12/29/12 (144A)                                                                5,744,608
         5,531,000    KAR Holdings, Inc., 8.75%, company guaranteed notes, due 5/1/14 (144A)                               4,922,590
         5,553,000    KAR Holdings, Inc., 10.00%, company guaranteed notes, due 5/1/15 (144A)                              4,636,755
         2,353,000    NSG Holdings LLC, 7.75%, secured notes, due 12/15/25 (144A)                                          2,282,410
         6,726,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                          6,103,844
           651,803    Vanguard Health Holding Company II LLC, 5.52125%, bank loan, due 9/23/11 *                             606,177
                                                                                                                          32,491,179
Steel - Producers - 0.2%
           799,000    Steel Dynamics, Inc., 7.375%, senior notes, due 11/1/12 (144A)                                         797,003
Super-Regional Banks - 0.2%
           475,000    Bank of America Corp., 8.00%, notes, due 12/29/49 *                                                    493,406
           275,000    Bank One Corp., 7.625%, subordinated notes, due 10/15/26                                               307,841
                                                                                                                             801,247
Telecommunication Services - 0.1%
           675,000    Qwest Corp., 5.625%, notes, due 11/15/08                                                               671,625
Telephone - Integrated - 0.7%
         2,350,000    Cincinnati Bell, Inc., 8.375%, company guaranteed notes, due 1/15/14                                 2,244,250
         1,621,000    Virgin Media Finance PLC, 9.125%, company guaranteed notes, due 8/15/16                              1,467,005
                                                                                                                           3,711,255
Transportation - Marine - 0.6%
         3,378,000    Ship Finance International, Ltd., 8.50%, company guaranteed notes, due 12/15/13                      3,386,445
Transportation - Railroad - 0.8%
         1,147,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.375%
                         senior notes, due 5/1/12                                                                          1,181,410
         2,274,000    Kansas City Southern de Mexico, 7.625%,
                         senior unsubordinated notes, due 12/1/13                                                          2,194,410
           950,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                902,500
                                                                                                                           4,278,320
Travel Services - 0.1%
           750,000    Travelport LLC, 11.875%, company guaranteed notes, due 9/1/16#                                         712,500
Wire and Cable Products - 0.8%
         1,018,000    Belden, Inc., 7.00%, senior subordinated notes, due 3/15/17                                            974,735
         3,200,000    General Cable Corp., 7.125%, company guaranteed notes, due 4/1/17                                    3,048,000
                                                                                                                           4,022,735
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $451,777,433)                                                                                 426,059,654
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Containers - Metal and Glass - 0%
             3,500    Owens-Illinois, Inc., convertible, 4.75%                                                               176,925
Finance - Mortgage Loan Banker - 0.6%
           111,880    Fannie Mae, 8.25%                                                                                    2,955,869
U.S. Government Agency - 0.5%
           108,450    Freddie Mac, 8.375%                                                                                  2,911,883
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $5,705,952)                                                                                    6,044,677
------------------------------------------------------------------------------------------------------------------------------------
Warrants/Rights - 0%
Casino Services - 0%
           166,722    Progressive Gaming Corp. - expires 8/15/08 oo,**
                                (cost $167)                                                                                   35,512
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 14.4%
        58,922,275    Janus Institutional Cash Management
                         Fund - Institutional Shares, 3.95%                                                               58,922,275
        18,414,880    Janus Institutional Money Market
                         Fund - Institutional Shares, 3.81%                                                               18,414,880
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $77,337,155)                                                                                    77,337,155
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.2%
        22,317,559    Allianz Dresdner Daily Asset Fund +                                                                 22,317,559
         5,461,646    Time Deposits +                                                                                      5,461,646
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $27,779,205)                                                                                 27,779,205
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $562,599,912) - 100%                                                                    $  537,256,203
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $    5,054,218               1.0%
Canada                                              4,152,270               0.8%
China                                               6,103,845               1.1%
Mexico                                              1,181,410               0.2%
Netherlands                                         1,719,000               0.3%
United Kingdom                                      1,467,005               0.3%
United States++                                   517,578,455              96.3%
--------------------------------------------------------------------------------
Total                                          $  537,256,203             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (76.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of January 31, 2008)

                                                                 Value as a % of
                                                Value      Investment Securities
--------------------------------------------------------------------------------
Janus High-Yield Fund
Progressive Gaming Corp. - expires 8/15/08     $  35,512             0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                                Value as a %
                                                     Acquisition           Acquisition                          of Investment
                                                         Date                  Cost               Value          Securities
------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Cardtronics, Inc., 9.25%
   senior subordinated notes, due 8/15/13 (144A)  7/17/07 - 12/18/07      $  2,263,453         $  2,187,380         0.4%
Innophos Holdings, Inc., 9.50%
   senior unsecured notes, due 4/15/12 (144A)          4/11/07               1,409,000            1,324,460         0.3%
Progressive Gaming Corp. - expires 8/15/08             9/26/03                     167               35,512         0.0%
Steinway Musical Instruments, Inc., 7.00%
   senior notes, due 3/1/14 (144A)                9/13/06 - 12/18/07         5,686,038            5,153,400         1.0%
------------------------------------------------------------------------------------------------------------------------------
                                                                          $  9,358,658         $  8,700,752         1.7%
------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2008.

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.5%
Advertising Agencies - 0.3%
           500,000    Omnicom Group, Inc.                                                                             $   22,685,000
Agricultural Chemicals - 0.5%
           250,000    Agrium, Inc. (U.S. Shares)                                                                          16,105,000
           200,000    Mosaic Co.*                                                                                         18,202,000
                                                                                                                          34,307,000
Airlines - 0.9%
         5,700,000    Southwest Airlines Co.#                                                                             66,861,000
Applications Software - 0.2%
           550,000    Intuit, Inc.*                                                                                       16,879,500
Audio and Video Products - 0.5%
           800,000    Harman International Industries, Inc.                                                               37,256,000
Automotive - Truck Parts and Equipment - Original - 0.2%
           190,000    Magna International, Inc. - Class A (U.S. Shares)                                                   14,958,700
Beverages - Non-Alcoholic - 0.4%
           405,000    PepsiCo, Inc.                                                                                       27,616,950
Beverages - Wine and Spirits - 0.7%
           750,000    Brown-Forman Corp. - Class B                                                                        47,235,000
Broadcast Services and Programming - 0.2%
           400,000    Clear Channel Communications, Inc.                                                                  12,284,000
Building - Residential and Commercial - 0.6%
           650,000    Centex Corp.                                                                                        18,057,000
         1,500,000    Pulte Homes, Inc.#                                                                                  24,510,000
                                                                                                                          42,567,000
Cable Television - 0.4%
         1,700,000    Comcast Corp. - Class A*                                                                            30,872,000
Chemicals - Specialty - 0.6%
           870,900    Lubrizol Corp.                                                                                      45,818,049
Coal - 0.5%
           750,000    Arch Coal, Inc.                                                                                     33,000,000
Commercial Banks - 3.2%
           221,863    Bank of Hawaii Corp.                                                                                11,175,239
         1,650,000    BB&T Corp.                                                                                          59,862,000
         3,598,808    Colonial BancGroup, Inc.#                                                                           56,501,286
         1,049,937    First Midwest Bancorp, Inc.#                                                                        32,758,034
         4,050,000    Synovus Financial Corp.                                                                             53,500,500
           999,259    Valley National Bancorp                                                                             20,234,995
                                                                                                                         234,032,054
Computers - Integrated Systems - 0.7%
         1,860,000    Diebold, Inc.                                                                                       48,136,800
Consumer Products - Miscellaneous - 1.0%
           500,000    Clorox Co.                                                                                          30,660,000
           585,000    Kimberly-Clark Corp.                                                                                38,405,250
                                                                                                                          69,065,250
Containers - Metal and Glass - 1.1%
         1,700,000    Ball Corp.                                                                                          78,013,000
Containers - Paper and Plastic - 0.5%
         1,200,000    Pactiv Corp.*                                                                                       34,332,000
Cosmetics and Toiletries - 0.6%
           615,000    Procter & Gamble Co.                                                                                40,559,250
Data Processing and Management - 0.8%
           430,000    Fiserv, Inc.*                                                                                       22,089,100
           928,100    Global Payments, Inc.                                                                               34,710,940
                                                                                                                          56,800,040
Distribution/Wholesale - 1.4%
           790,000    Genuine Parts Co.                                                                                   34,704,700
         1,250,000    Tech Data Corp.*                                                                                    42,975,000
           335,000    W.W. Grainger, Inc.                                                                                 26,655,950
                                                                                                                         104,335,650
Diversified Operations - 1.6%
         2,150,000    Dover Corp.                                                                                         86,774,000
           570,000    Illinois Tool Works, Inc.                                                                           28,728,000
                                                                                                                         115,502,000
E-Commerce/Services - 0.5%
         1,350,000    IAC/InterActiveCorp*,#                                                                              35,019,000
Electric - Integrated - 3.0%
         3,000,000    DPL, Inc.#                                                                                          83,280,000
         1,560,000    PPL Corp.                                                                                           76,315,200
           635,000    Public Service Enterprise Group, Inc.                                                               60,960,000
                                                                                                                         220,555,200
Electronic Components - Miscellaneous - 0.7%
         4,700,000    Vishay Intertechnology, Inc.*                                                                       49,303,000
Electronic Components - Semiconductors - 1.0%
         1,840,000    QLogic Corp.*                                                                                       26,312,000
         2,100,000    Xilinx, Inc.                                                                                        45,927,000
                                                                                                                          72,239,000
Electronic Connectors - 0.7%
         1,150,000    Thomas & Betts Corp.*,#                                                                             52,037,500
Electronic Measuring Instruments - 0.5%
         1,121,200    Agilent Technologies, Inc.*                                                                         38,019,892
Engineering - Research and Development Services - 0.7%
         1,150,000    URS Corp.*,#                                                                                        50,485,000
Finance - Investment Bankers/Brokers - 0.5%
         1,202,800    Raymond James Financial, Inc.                                                                       33,786,652
Food - Diversified - 1.6%
         1,430,000    General Mills, Inc.                                                                                 78,092,300
         1,330,000    Kraft Foods, Inc. - Class A#                                                                        38,915,800
                                                                                                                         117,008,100
Food - Retail - 0.3%
         1,000,000    Kroger Co.                                                                                          25,450,000
Forestry - 0.5%
           500,000    Weyerhaeuser Co.                                                                                    33,860,000
Gas - Distribution - 0.3%
           920,000    Southern Union Co.                                                                                  25,005,600
Gold Mining - 1.0%
         1,900,000    Goldcorp, Inc. (U.S. Shares)#                                                                       70,718,000
Hotels and Motels - 0.7%
         1,150,000    Starwood Hotels & Resorts Worldwide, Inc.                                                           52,037,500
Human Resources - 0.2%
           324,400    Manpower, Inc.                                                                                      18,250,744
Instruments - Scientific - 1.9%
         1,600,000    Applera Corp. - Applied Biosystems Group                                                            50,448,000
         1,617,600    PerkinElmer, Inc.                                                                                   40,262,064
           880,000    Thermo Fisher Scientific, Inc.*,#                                                                   45,311,200
                                                                                                                         136,021,264
Internet Infrastructure Equipment - 0.5%
         2,003,838    Avocent Corp.*,^                                                                                    33,263,711
Investment Management and Advisory Services - 3.6%
         1,900,000    AllianceBernstein Holding L.P.#                                                                    126,141,000
         3,029,988    Invesco, Ltd.#                                                                                      82,476,273
           400,000    Legg Mason, Inc.                                                                                    28,800,000
           795,000    Waddell & Reed Financial, Inc. - Class A                                                            26,378,100
                                                                                                                         263,795,373
Life and Health Insurance - 1.8%
           600,000    AFLAC, Inc.                                                                                         36,798,000
         2,319,980    Protective Life Corp.                                                                               92,196,005
                                                                                                                         128,994,005
Machinery - Farm - 0.4%
           300,000    Deere & Co.                                                                                         26,328,000
Medical - Drugs - 1.5%
         1,200,000    Endo Pharmaceuticals Holdings, Inc.*                                                                31,368,000
         1,150,000    Forest Laboratories, Inc.*,#                                                                        45,735,500
           725,000    Wyeth                                                                                               28,855,000
                                                                                                                         105,958,500
Medical - Generic Drugs - 0.5%
           685,000    Barr Pharmaceuticals, Inc.*                                                                         35,750,150
Medical - HMO - 0.8%
           440,000    Coventry Health Care, Inc.*                                                                         24,895,200
           713,600    Health Net, Inc.*                                                                                   33,175,264
                                                                                                                          58,070,464
Medical - Wholesale Drug Distributors - 0.7%
           850,000    Cardinal Health, Inc.                                                                               49,274,500
Medical Instruments - 0.4%
           800,000    St. Jude Medical, Inc.*                                                                             32,408,000
Medical Labs and Testing Services - 0.8%
           750,000    Laboratory Corporation of America Holdings*                                                         55,410,000
Medical Products - 2.6%
         1,900,000    Covidien, Ltd.                                                                                      84,797,000
           560,000    Johnson & Johnson                                                                                   35,425,600
           900,000    Zimmer Holdings, Inc.*                                                                              70,443,000
                                                                                                                         190,665,600
Metal - Aluminum - 0.7%
         1,500,000    Alcoa, Inc.                                                                                         49,650,000
Motorcycle and Motor Scooter Manufacturing - 0.3%
           500,000    Harley-Davidson, Inc.#                                                                              20,290,000
Multi-Line Insurance - 1.6%
           800,000    Loews Corp.                                                                                         37,352,000
         5,125,000    Old Republic International Corp.                                                                    76,516,250
                                                                                                                         113,868,250
Multimedia - 0.4%
           750,000    McGraw-Hill Companies, Inc.                                                                         32,070,000
Networking Products - 0.2%
         1,000,000    Foundry Networks, Inc.*                                                                             13,800,000
Non-Hazardous Waste Disposal - 1.6%
         2,200,000    Republic Services, Inc.                                                                             66,000,000
         1,620,000    Waste Management, Inc.                                                                              52,552,800
                                                                                                                         118,552,800
Office Automation and Equipment - 0.9%
         1,200,000    Pitney Bowes, Inc.                                                                                  44,040,000
         1,550,000    Xerox Corp.                                                                                         23,870,000
                                                                                                                          67,910,000
Oil - Field Services - 0.4%
         1,270,000    BJ Services Co.#                                                                                    27,622,500
Oil and Gas Drilling - 1.1%
           720,000    Nabors Industries, Ltd.*                                                                            19,598,400
           475,700    Transocean, Inc.*,#                                                                                 58,320,820
                                                                                                                          77,919,220
Oil Companies - Exploration and Production - 5.4%
         1,300,000    Anadarko Petroleum Corp.                                                                            76,167,001
         1,000,000    Bill Barrett Corp.*,#                                                                               41,770,000
           570,000    Chesapeake Energy Corp.                                                                             21,221,100
           350,000    Devon Energy Corp.                                                                                  29,743,000
         1,260,028    Forest Oil Corp.*                                                                                   56,978,466
         1,150,000    Newfield Exploration Co.*                                                                           57,362,000
           540,000    Noble Energy, Inc.                                                                                  39,193,200
         1,000,000    Sandridge Energy, Inc.*                                                                             30,430,000
           700,000    Southwestern Energy Co.*                                                                            39,137,000
                                                                                                                         392,001,767
Oil Companies - Integrated - 0.3%
           400,000    Marathon Oil Corp.                                                                                  18,740,000
Oil Field Machinery and Equipment - 0.0%
            50,000    Grant Prideco, Inc.*                                                                                 2,489,000
Oil Refining and Marketing - 0.5%
           590,000    Valero Energy Corp.                                                                                 34,922,100
Paper and Related Products - 1.7%
           730,000    Potlatch Corp.#                                                                                     31,338,900
         1,030,000    Rayonier, Inc.                                                                                      43,589,600
         2,500,000    Temple-Inland, Inc.                                                                                 46,875,000
                                                                                                                         121,803,500
Pharmacy Services - 0.3%
           861,880    Omnicare, Inc.                                                                                      19,082,023
Pipelines - 3.7%
         1,760,200    Enterprise Products Partners L.P.#                                                                  54,935,842
         1,450,000    Equitable Resources, Inc.                                                                           80,837,500
         1,500,000    Kinder Morgan Energy Partners L.P.#                                                                 85,890,000
         1,000,000    Plains All American Pipeline L.P.#                                                                  49,790,000
                                                                                                                         271,453,342
Poultry - 0.2%
           700,000    Pilgrim's Pride Corp.#                                                                              17,101,000
Property and Casualty Insurance - 0.5%
         1,840,000    Progressive Corp.                                                                                   34,150,400
Reinsurance - 1.4%
            22,500    Berkshire Hathaway, Inc. - Class B*                                                                102,375,000
REIT - Apartments - 1.0%
           370,000    Avalonbay Communities, Inc.                                                                         34,761,500
           750,000    Equity Residential                                                                                  28,057,500
           200,000    Home Properties, Inc.#                                                                               9,598,000
                                                                                                                          72,417,000
REIT - Diversified - 0.4%
           800,000    Liberty Property Trust                                                                              25,688,000
REIT - Mortgages - 1.2%
         2,479,300    Annaly Mortgage Management, Inc.#                                                                   48,891,796
           900,000    Redwood Trust, Inc.#                                                                                37,359,000
                                                                                                                          86,250,796
REIT - Office Property - 0.8%
           244,700    Alexandria Real Estate Equities, Inc.                                                               24,036,881
           340,000    SL Green Realty Corp.#                                                                              31,555,400
                                                                                                                          55,592,281
REIT - Regional Malls - 0.3%
           340,000    Macerich Co.                                                                                        23,245,800
REIT - Warehouse and Industrial - 0.8%
           500,000    AMB Property Corp.                                                                                  25,300,000
           580,000    ProLogis#                                                                                           34,423,000
                                                                                                                          59,723,000
Retail - Apparel and Shoe - 0.7%
         1,700,000    Ross Stores, Inc.                                                                                   49,555,000
Retail - Auto Parts - 0.9%
         1,900,000    Advance Auto Parts, Inc.#                                                                           67,792,000
Retail - Drug Store - 0.6%
         1,180,000    CVS/Caremark Corp.                                                                                  46,102,600
Retail - Mail Order - 0.3%
           800,000    Williams-Sonoma, Inc.#                                                                              21,504,000
Retail - Major Department Stores - 1.1%
         1,600,000    J.C. Penney Company, Inc.                                                                           75,856,000
Retail - Office Supplies - 1.0%
         2,400,000    Office Depot, Inc.*                                                                                 35,592,000
         1,665,000    Staples, Inc.                                                                                       39,860,100
                                                                                                                          75,452,100
Retail - Regional Department Stores - 0.7%
           700,000    Kohl's Corp.*,#                                                                                     31,948,000
           650,000    Macy's, Inc.                                                                                        17,966,000
                                                                                                                          49,914,000
Savings/Loan/Thrifts - 1.6%
         1,400,000    Astoria Financial Corp.                                                                             38,052,000
           223,321    Guaranty Financial Group, Inc.*                                                                      3,104,162
         4,200,000    People's United Financial, Inc.                                                                     70,938,000
                                                                                                                         112,094,162
Semiconductor Equipment - 0.4%
         1,500,000    Applied Materials, Inc.                                                                             26,880,000
Super-Regional Banks - 1.8%
           894,440    PNC Bank Corp.                                                                                      58,693,153
         1,000,000    SunTrust Banks, Inc.#                                                                               68,950,000
                                                                                                                         127,643,153
Telecommunication Services - 0.4%
           600,000    Embarq Corp.                                                                                        27,180,000
Telephone - Integrated - 1.3%
         1,700,000    CenturyTel, Inc.                                                                                    62,747,000
         2,850,000    Sprint Nextel Corp.                                                                                 30,010,500
                                                                                                                          92,757,500
Transportation - Railroad - 1.7%
         2,100,000    Kansas City Southern*,#                                                                             75,348,000
           830,000    Norfolk Southern Corp.                                                                              45,143,700
                                                                                                                         120,491,700
Transportation - Truck - 0.6%
         1,400,000    J.B. Hunt Transport Services, Inc.#                                                                 43,540,000
Wireless Equipment - 0.5%
         1,465,000    Motorola, Inc.                                                                                      16,891,450
           900,000    Telefonaktiebolaget L.M. Ericsson (ADR)#                                                            20,448,000
                                                                                                                          37,339,450
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,651,889,197)                                                                               6,055,650,442
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.9%
            13,529    iShares Russell Mid-Cap Value Index
                         expires April 2008
                         exercise price $130.00**                                                                          7,738,588
            16,686    iShares Russell Mid-Cap Value Index
                         expires May 2008
                         exercise price $122.50**                                                                          6,340,680
            11,624    iShares Russell Mid-Cap Value Index
                         expires May 2008
                         exercise price $143.00**                                                                         13,495,464
            94,242    Russell Mid-Cap Value Index
                         expires March 2008
                         exercise price $1,039.88**                                                                        4,085,737
           321,277    Russell Mid-Cap Value Index
                         expires March 2008
                         exercise price $1,070.99**                                                                       19,409,397
           155,166    Russell Mid-Cap Value Index
                         expires March 2008
                         exercise price $1,077.31**                                                                        9,999,017
            87,692    Russell Mid-Cap Value Index
                         expires April 2008
                         exercise price $978.04                                                                            2,476,069
           107,130    S&P Mid-Cap 400 Index
                         expires April 2008
                         exercise price $761.57**                                                                          2,406,413
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $71,912,885)                                                                65,951,365
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.8%
       237,600,000    Allianz Dresdner Daily Asset Fund +                                                                237,600,000
       322,956,633    Time Deposits +                                                                                    322,956,633
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $560,556,633)                                                                               560,556,633
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.8%
   $   487,980,000    Calyon, New York, 1.50%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $488,000,333
                      collateralized by $443,467,782
                      in U.S. Treasuries
                      0.875% - 8.125%, 5/15/08 - 8/15/19
                      with a value of $497,949,396
                      (amortized cost $487,980,000)                                                                      487,980,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,772,338,715) - 100%                                                                  $7,170,138,440
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                       $    19,598,400               0.3%
Canada                                            101,781,700               1.4%
Sweden                                             20,448,000               0.3%
United States++                                 7,028,310,340              98.0%
--------------------------------------------------------------------------------
Total                                         $ 7,170,138,440             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (83.4% excluding Short-Term Securities and Other Securities)


                                                                       Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
       iShares Russell Mid-Cap Value Index
          expires April 2008
          6,764 contracts
          exercise price $117.00                                  $  (1,366,328)
       iShares Russell Mid-Cap Value Index
          expires May 2008
          8,343 contracts
          exercise price $110.00                                     (1,084,590)
       iShares Russell Mid-Cap Value Index
          expires May 2008
          11,624 contracts
          exercise price $128.00                                     (6,695,424)
       Russell Mid-Cap Value Index
          expires March 2008
          47,121 contracts
          exercise price $933.77                                       (582,458)
       Russell Mid-Cap Value Index
          expires March 2008
          240,958 contracts
          exercise price $961.71                                     (4,208,009)
       Russell Mid-Cap Value Index
          expires March 2008
          155,166 contracts
          exercise price $967.38                                     (2,903,084)
       S&P Mid-Cap 400 Index
          expires April 2008
          53,565 contracts
          exercise price $683.86                                       (440,339)
--------------------------------------------------------------------------------
Total Written Options - Calls
       (Premiums received $17,375,577)                            $ (17,280,232)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

                                        Purchases                       Sales                Realized      Dividend         Value
                                  Shares          Cost          Shares          Cost        Gain/(Loss)     Income       at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund

Avocent Corp.*                   860,000       $ 17,416,548          --     $         --   $         --   $         --  $ 33,263,711
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                         $    48,336,967

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.9%
    $   10,000,000    Calyon, New York, 4.04438%, 4/22/08                                                             $   10,000,000
        20,000,000    Mitsubishi Trust and Bank, 3.93375%, 4/22/08                                                        20,000,000
        10,000,000    Natexis Banques Populaires, New York, 5.25%, 5/8/08                                                 10,000,000
        15,000,000    Shinkin Central Bank, New York, 5.42%, 2/19/08                                                      15,000,000
        10,000,000    Shinkin Central Bank, New York, 4.39%, 4/16/08                                                      10,000,000
         6,900,000    Skandinaviska Enskilda Bank, New York, 4.96188%, 8/21/08 (144A)                                      6,888,717
         5,000,000    Svenska Handelsbanken AB, 5.00%, 10/9/08                                                             5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $76,888,717)                                                                          76,888,717
------------------------------------------------------------------------------------------------------------------------------------

Commercial Paper - 24.7%
        56,000,000    Aquinas Funding LLC, 3.75%, 2/5/08 (Section 4(2))                                                   55,976,667
         8,000,000    Giro Balanced Funding Corp., 5.05 %, 2/15/08 (Section 4(2))                                          7,984,289
        35,000,000    Giro Balanced Funding Corp., 3.65%, 3/6/08 (Section 4(2))                                           34,879,347
        14,000,000    Giro Balanced Funding Corp., 3.88%, 3/25/08 (Section 4(2))                                          13,920,029
        54,000,000    Lexington Parket Capital LLC, 4.15%, 3/14/08 (Section 4(2))                                         53,738,550
        31,000,000    Manhattan Asset Funding Company LLC, 4.13%, 2/14/08 (Section 4(2))                                  30,953,767
        10,900,000    Medical Building Funding IV Series 2002 LLC, 4.72%, 2/1/08                                          10,900,000
        48,000,000    Morrigan TRR Funding LLC, 6.05%, 2/14/08 (144A)                                                     47,895,133
        10,000,000    Morrigan TRR Funding LLC, 3.60%, 2/29/08 (144A)                                                      9,972,000
        20,000,000    Nieuw Amsterdam Receivables Corp., 4.15%, 2/12/08 (Section 4(2))                                    19,974,639
        38,000,000    Nieuw Amsterdam Receivables Corp., 3.15%, 2/25/08 (Section 4(2))                                    37,920,200
        37,000,000    Scaldis Capital LLC, 3.50%, 2/20/08 (Section 4(2))                                                  36,931,653
        16,204,000    Thames Asset Global Securitization No. 1, Inc., 3.12%, 2/21/08 (Section 4(2))                       16,175,913
        47,195,000    Three Pillars Funding LLC, 4.10%, 2/19/08 (Section 4(2))                                            47,107,338
        16,000,000    Victory Receivables Corp., 4.40%, 2/1/08 (Section 4(2))                                             16,000,000
        16,000,000    Victory Receivables Corp., 3.65%, 2/8/08 (Section 4(2))                                             15,988,644
        26,000,000    Victory Receivables Corp., 3.20%, 2/21/08 (Section 4(2))                                            25,953,778
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $482,271,947)                                                                               482,271,947
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 31.3%
        10,000,000    Allied Irish Banks, 3.91438%, 8/18/08 (144A) ^                                                       9,984,611
         5,000,000    Allied Irish Banks, 5.045%, 11/19/08                                                                 5,000,000
         5,000,000    ANZ National International London, 4.55%, 9/5/08 (144A) ^                                            5,000,143
        15,996,000    Ares VII CLO, Ltd., Class A-1A, 4.9475%, 5/8/15 (144A) ^                                            15,996,000
         7,466,000    Banco Santander Totta S.A., 4.09125%, 9/15/08 (144A)                                                 7,466,000
        31,000,000    Bank of America Securities LLC (same day put), 3.235%, 2/1/08                                       31,000,000
         5,000,000    Bank of Scotland PLC, 4.75%, 11/4/08 (144A) ^                                                        5,000,000
        25,000,000    Barclay's Bank, New York, 3.9275%, 10/23/08                                                         25,000,000
        20,000,000    BCP Finance Bank, Ltd., 4.68125%, 10/2/08 (144A)                                                    20,000,000
        25,000,000    BES Finance, Ltd., 4.68125%, 10/1/08 (144A)                                                         25,000,000
        10,000,000    Caja de Ahorros y Pensiones de Barcelona, 3.8475%, 7/23/08 (144A)                                   10,000,000
        45,000,000    CAM U.S. Finance S.A., 4.7125%, 7/25/08 (144A)                                                      45,000,000
        30,000,000    Credit Suisse Securities (USA) LLC, 4.6125%, 1/12/09                                                30,032,578
        20,000,000    Cullinan Finance Corp., 3.30%, 2/25/08 (144A)                                                       19,998,945
         4,266,000    Dekabank, New York, 3.93375%, 11/19/15 (144A)                                                        4,266,000
         5,000,000    Dorada Finance Corp., 3.97875%, 8/20/08 (144A)                                                       4,998,352
        53,000,000    EMC Mortgage Corp. (seven day put), 3.375%, 5/8/26                                                  53,000,000
         6,399,000    HSH Nordbank A.G., New York, 3.94438%, 9/19/08 (144A)                                                6,399,000
        19,195,000    HSH Nordbank A.G., New York, 3.9438%, 6/23/15 (144A)                                                19,195,000
        51,000,000    Lehman Brothers, Inc. (90 day put), 3.275%, 4/5/27 *                                                51,000,000
        20,000,000    Natexis Banques Populaires, New York, 4.04438%, 4/21/08                                             20,000,000
         6,399,000    Natexis Banques Populaires, New York, 4.43625%, 9/12/08 (144A)                                       6,399,000
        15,000,000    Santander U.S. Debt S.A. Unipersonal, 4.97%, 9/19/08 (144A) ^                                       15,026,069
         5,000,000    Sedna Finance, Inc., 4.03438%, 8/20/08 (144A)                                                        5,000,000
        12,000,000    Shiprock Finance SF-1, Series 2007-3A, 3.35125%, 4/11/08 (144A) ^                                   12,000,000
        25,000,000    Societe Generale, New York, 3.23375%, 6/30/08                                                       24,975,076
        21,328,000    Totta (Ireland) PLC, 4.54%, 9/5/08 (144A)                                                           21,328,000
        30,000,000    Unicredito Italiano Bank (Ireland), 4.4325%, 8/8/08 (144A)                                          30,000,000
        17,916,000    Unicredito Italiano Bank (Ireland), 4.46125%, 9/8/08 (144A)                                         17,916,000
        15,000,000    Union Hamilton Special Purpose Funding LLC, 5.1425%, 3/28/08 (144A)                                 15,000,000
         5,000,000    Union Hamilton Special Purpose Funding LLC, 5.29063%, 6/16/08 (144A)                                 5,000,000
        15,000,000    Union Hamilton Special Purpose Funding LLC, 5.2263%, 6/23/08 (144A)                                 15,000,000
        29,859,000    Westdeutsche Landesbank A.G., 4.47125%, 10/9/08 (144A)                                              29,859,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $610,839,774)                                                                            610,839,774
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 32.5%
        87,000,000    Calyon, New York, 3.05%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $87,007,371
                      collateralized by $97,875,748
                      in U.S. Government Agencies
                      3.7762%, 5/25/37 - 6/25/37
                      with a value of $88,740,000                                                                         87,000,000
        51,000,000    Citigroup Global Markets, Inc., 3.325%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $51,004,710
                      collateralized by $56,381,000
                      in Medium Term Notes
                      0.001%, 10/22/37 - 11/29/37
                      $311,895 in Trust Receipts
                      0.001%, 9/5/37
                      with respective values of
                      $57,772,812 and $248,133                                                                            51,000,000
         4,600,000    Deutsche Bank Securities, Inc., 3.15%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $4,600,403
                      collateralized by $9,453,761
                      in U.S. Government Agencies
                      0%, 12/1/34 - 8/1/35
                      with a value of $4,692,000                                                                           4,600,000
        41,000,000    Deutsche Bank Securities, Inc., 3.275%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $41,003,730
                      collateralized by $299,055,693
                      in U.S. Government Agencies
                      0% - 3.625%, 10/25/23 - 5/25/35
                      $30,943,030 in Collateralized Mortgage Obligations
                      0% - 5.44%, 2/15/39 - 6/12/47
                      with respective values of
                      $2,661,605 and $39,131,320                                                                          41,000,000
        58,000,000    Fortis Bank, N.V., 3.275%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $58,005,276
                      collateralized by $102,459,040
                      in U.S. Government Agencies
                      0% - 4.6162%, 5/16/08 - 2/15/37
                      with a value of $59,064,703                                                                         58,000,000
        52,000,000    Goldman Sachs & Co., 3.275%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $52,004,731
                      collateralized by $53,306,533
                      in Commercial Paper
                      0%, 2/1/08
                      with a value of $53,040,000                                                                         52,000,000
        97,000,000    ING Financial Markets LLC, 3.00%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $97,008,083
                      collateralized by $1,735,662,434
                      in U.S. Government Agencies
                      0% - 9.318%, 8/1/18 - 5/20/37
                      with a value of $98,940,056                                                                         97,000,000
        48,000,000    J.P. Morgan Securities, Inc., 3.275%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $48,004,367
                      collateralized by $53,480,000
                      in Asset Backed Securities
                      0.02% - 5.947%, 3/1/42 - 11/7/42
                      with a value of $48,962,901                                                                         48,000,000
        48,000,000    Merrill Lynch, Pierce, Fenner & Smith, 3.425%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $48,004,567
                      collateralized by $31,000,000
                      in Corporate Notes
                      4.875% - 9.50%, 11/15/09 - 11/2/49
                      $16,353,000 in Medium Term Notes
                      4.25% - 6.625%, 11/15/08 - 4/4/16
                      with respective values of
                      $33,441,234 and $16,960,052                                                                         48,000,000
        39,000,000    RBC Capital Markets, 3.03%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $39,003,283
                      collateralized by $54,169,294
                      in U.S. Government Agencies
                      4.80% - 6.50%, 5/1/21 - 12/1/47
                      with a value of $39,780,000                                                                         39,000,000
        58,000,000    RBC Capital Markets, 3.225%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $58,005,196
                      collateralized by $60,867,534
                      in Asset Backed Securities
                      0% - 6.50%, 12/25/36 - 8/27/46
                      with a value of $60,327,700                                                                         58,000,000
        51,000,000    Wachovia Capital Markets LLC, 3.23%
                      dated 1/31/08, maturing 2/1/08
                      to be repurchased at $51,004,576
                      collateralized by $60,676,000
                      in Corporate Bonds
                      4.00% - 9.25%, 4/10/08 - 10/15/99
                      with a value of $53,550,486                                                                         51,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $634,600,000)                                                                          634,600,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.5%
        20,000,000    Cullinan Finance Corp., 5.37%, 3/25/08 (144A)                                                       20,000,000
        10,000,000    Cullinan Finance Corp., 5.33%, 5/15/08 (144A)                                                       10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $30,000,000)                                                                       30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 3.3%
         3,985,000    Breckenridge Terrace LLC, 3.3138%, 5/1/39                                                            3,985,000
         3,420,000    Colorado Natural Gas, Inc., Series 2002, 3.30%, 7/1/32                                               3,420,000
         2,315,000    Cornerstone Funding Corp. I, Series 2003B, 3.18%, 12/1/30                                            2,315,000
         1,970,000    Cornerstone Funding Corp. I, Series 2003C, 3.23%, 4/1/13                                             1,970,000
         1,615,000    Cornerstone Funding Corp. I, Series 2003E, 3.23%, 7/1/30                                             1,615,000
         2,680,000    Custom Window Systems, 3.31%, 11/1/26                                                                2,680,000
         1,645,000    Edison Chouest Offshore LLC, 3.29%, 3/1/14                                                           1,645,000
           413,000    First United Pentecostal, 3.43%, 3/1/23                                                                413,000
         1,090,000    FJM Properties-Wilmar, 3.26%, 10/1/24                                                                1,090,000
         3,315,000    HHH Supply and Investment Co., 3.38%, 7/1/29                                                         3,315,000
         2,940,000    Hillcrest Medical Plaza, 3.28%, 9/1/23                                                               2,940,000
         1,533,000    Holston Medical Group, 3.29%, 1/1/13                                                                 1,533,000
         1,010,000    J&E Land Co., 3.28%, 6/1/23                                                                          1,010,000
           755,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A, 3.22%, 9/1/09                      755,000
         4,410,000    Louisiana Health Systems Corp. Revenue, Series B, 3.32%, 10/1/22                                     4,410,000
         1,227,000    McElroy Metal Mill, Inc., Series 2003, 3.29%, 7/1/18                                                 1,227,000
         1,570,000    Medical Clinic Board, Mobile, AL, 3.26%, 9/1/11                                                      1,570,000
         3,145,000    Mississippi Business Finance Corp., 3.26%, 10/1/18                                                   3,145,000
           830,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue
                         (Surgical Center), 3.36%, 3/1/24                                                                    830,000
         1,815,000    Nautical Transport LLC, 3.30%, 6/1/16                                                                1,815,000
         1,880,000    Patrick Schaumburg Automobiles, Inc., 3.14%, 7/1/08 (144A)                                           1,880,000
         2,300,000    Racetrac Capital LLC, Series 1998-A, 3.32%, 4/1/18                                                   2,300,000
         5,400,000    Rehau, Inc., 3.45%, 10/1/19                                                                          5,400,000
         1,700,000    Robinette Co., 3.26%, 1/1/17                                                                         1,700,000
         2,840,000    Russell Lands, Inc., Series 2002, 3.29%, 8/1/12                                                      2,840,000
         2,600,000    Shoosmith Brothers, Inc., 3.32%, 3/1/15                                                              2,600,000
         4,060,000    Timber Ridge County Affordable Housing Corp., Series 2003, 3.36%, 12/1/32                            4,060,000
         2,600,000    Village Green Finance Co., 3.32%, 11/1/22                                                            2,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $65,063,000)                                                               65,063,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 2.8%
        55,000,000    Army & Air Force Exchange, 3.28%, 4/29/08 *
                         (cost $55,000,000)                                                                               55,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,954,663,438) - 100%                                                                  $1,954,663,438
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

*     Security is illiquid.

^     Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                             Value as a %
                                          Acquisition       Acquisition                     of Investment
                                             Date              Cost           Value           Securities
---------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Allied Irish Banks
     3.91438%, 8/18/08 (144A)               9/7/07         $  9,973,630    $   9,984,611         0.5%
ANZ National International London
     4.55%, 9/5/08 (144A)                   9/14/07           5,000,236        5,000,143         0.3%
Ares VII CLO, Ltd., Class A-1A
     4.9475%, 5/8/15 (144A)                 4/23/03          15,996,000       15,996,000         0.8%
Bank of Scotland PLC
    4.75%, 11/4/08 (144A)                   10/4/07           5,000,000        5,000,000         0.3%
Santander U.S. Debt S.A. Unipersonal
    4.97%, 9/19/08 (144A)                   1/24/08          15,026,400       15,026,069         0.8%
Shiprock Finance SF-1, Series 2007-3A
     3.35125%, 4/11/08 (144A)               3/14/07          12,000,000       12,000,000         0.6%
---------------------------------------------------------------------------------------------------------
                                                          $  62,996,266    $  63,006,823         3.3%
---------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security descriptions are as of January 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Orion Fund

Schedule of Investments (unaudited)


Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.1%
Advertising Sales - 1.8%
         2,128,545    Lamar Advertising Co.*,#                                                                        $   91,782,860
Aerospace and Defense - 1.7%
         1,969,286    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                85,467,012
Agricultural Chemicals - 5.0%
           452,370    Monsanto Co.**                                                                                      50,864,483
         1,400,530    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**                                           197,306,667
                                                                                                                         248,171,150
Audio and Video Products - 0%
                25    Sony Corp.                                                                                               1,196
Beverages - Wine and Spirits - 1.6%
         9,842,326    Davide Campari - Milano S.P.A.**,#                                                                  81,486,266
Building - Heavy Construction - 0.9%
        18,976,300    YTL Corporation Berhad                                                                              45,615,411
Building - Residential and Commercial - 2.1%
           817,065    Desarrolladora Homex S.A. (ADR)*,#                                                                  44,881,380
            99,500    NVR, Inc.*,#                                                                                        62,834,250
                                                                                                                         107,715,630
Cable Television - 2.0%
           120,762    Jupiter Telecommunications Company, Ltd.*                                                          102,024,768
Casino Hotels - 0.1%
         5,033,000    Galaxy Entertainment Group, Ltd.*,#                                                                  3,810,282
Cellular Telecommunications - 3.3%
         2,549,410    America Movil S.A. de C.V. - Series L (ADR)*                                                       152,735,153
           372,925    Cellcom Israel, Ltd. (U.S. Shares)                                                                  11,497,278
                                                                                                                         164,232,431
Commercial Banks - 1.5%
         5,417,392    Anglo Irish Bank Corporation PLC**                                                                  76,758,460
Commercial Services - 0.7%
           805,748    CoStar Group, Inc.*                                                                                 34,115,370
Computers - 4.4%
           416,415    Apple, Inc.*,**                                                                                     56,365,934
         1,745,485    Research In Motion, Ltd. (U.S. Shares)*,**                                                         163,866,132
                                                                                                                         220,232,066
Diversified Minerals - 1.4%
         2,858,021    Companhia Vale do Rio Doce - Preference Shares                                                      72,783,618
Diversified Operations - 4.6%
        22,262,000    China Merchants Holdings International Company, Ltd.                                               108,244,695
           957,985    Siemens A.G.**                                                                                     124,646,363
                                                                                                                         232,891,058
Electronic Measuring Instruments - 2.0%
         3,806,140    Trimble Navigation, Ltd.*,^                                                                        100,672,403
Energy - Alternate Sources - 1.2%
         1,158,110    JA Solar Holdings Company, Ltd. (ADR)*                                                              58,866,731
Engineering - Research and Development Services - 1.8%
         3,624,951    ABB, Ltd.                                                                                           90,722,882
Finance - Investment Bankers/Brokers - 1.9%
           473,870    Goldman Sachs Group, Inc.**                                                                         95,138,880
Finance - Other Services - 2.6%
         4,713,900    BM&F (Bolsa de Mercadorias e Futuros)                                                               42,634,249
           134,195    CME Group, Inc.                                                                                     83,053,286
           640,745    MarketAxess Holdings, Inc.*,#                                                                        6,055,040
                                                                                                                         131,742,575
Investment Management and Advisory Services - 1.0%
         1,354,773    National Financial Partners Corp.#                                                                  48,907,305
Machinery - General Industrial - 0.7%
        45,110,825    Shanghai Electric Group Company, Ltd.#                                                              35,110,568
Medical - Biomedical and Genetic - 5.0%
         4,404,487    Celgene Corp.*,**                                                                                  247,135,767
Medical - Drugs - 1.0%
           263,630    Roche Holding A.G.                                                                                  47,777,447
Medical Instruments - 2.4%
           468,210    Intuitive Surgical, Inc.*                                                                          118,925,340
Oil Companies - Integrated - 2.4%
           765,175    Hess Corp.                                                                                          69,500,846
           459,010    Petroleo Brasileiro S.A. (ADR)                                                                      51,014,371
                                                                                                                         120,515,217
Paper and Related Products - 1.1%
         8,048,625    Aracruz Celulose S.A.                                                                               57,182,779
Printing - Commercial - 1.9%
         2,580,157    VistaPrint, Ltd.*,#,^                                                                               96,007,642
Real Estate Management/Services - 1.1%
           714,850    Jones Lang LaSalle, Inc.                                                                            55,615,330
Real Estate Operating/Development - 4.4%
        36,554,000    CapitaLand, Ltd.                                                                                   153,766,002
        17,450,000    Hang Lung Properties, Ltd.                                                                          69,777,875
                                                                                                                         223,543,877
REIT - Diversified - 3.8%
        11,501,703    CapitalSource, Inc.#,^                                                                             188,742,946
Retail - Apparel and Shoe - 2.0%
         2,519,840    Nordstrom, Inc.                                                                                     98,021,776
Retail - Drug Store - 4.2%
         5,452,525    CVS/Caremark Corp.                                                                                 213,030,152
Semiconductor Components/Integrated Circuits - 2.7%
         6,474,870    Cypress Semiconductor Corp.*,#,^                                                                   137,590,988
Telecommunication Equipment - Fiber Optics - 2.5%
         5,302,505    Corning, Inc.                                                                                      127,631,295
Telecommunication Services - 2.1%
         2,015,410    NeuStar, Inc. - Class A*,#                                                                          59,877,831
         2,479,522    Time Warner Telecom, Inc. - Class A*,#                                                              43,342,045
                                                                                                                         103,219,876
Telephone - Integrated - 0.6%
         1,521,445    GVT Holdings S.A.*                                                                                  31,848,223
Transportation - Railroad - 0.9%
         3,996,467    All America Latina Logistica (GDR)                                                                  43,192,761
Web Hosting/Design - 1.0%
           647,810    Equinix, Inc.*,#                                                                                    48,929,089
Wireless Equipment - 3.8%
         5,224,092    Crown Castle International Corp.*,**                                                               189,059,889
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,652,120,045)                                                                               4,276,219,316
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.5%
            20,097    CVS Caremark Corp.(LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                               12,722,116
             9,940    Financial Select Sector SPDR Fund
                      expires June 2008
                      exercise price $28.00**                                                                              2,723,560
            16,599    Intel Corp.(LEAPS)
                      expires January 2009
                      exercise price $17.50**                                                                              8,216,505
             9,940    Intel Corp. (LEAPS)
                      expires January 2009
                      exercise price $20.00                                                                                3,379,600
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $21,331,919)                                                               27,041,781
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.9%
               671    Apple, Inc
                      expires March 2008
                      exercise price $110.00                                                                                  89,243
             3,493    Apple, Inc
                      expires March 2008
                      exercise price $115.00                                                                                 698,600
         7,099,700    CVS Caremark Corp.(LEAPS)
                      expires January 2010
                      exercise price $25.00                                                                                2,373,714
            70,997    iShares Russell 2000 Index
                      expires March 2008
                      exercise price $70.00**                                                                             20,589,130
           511,701    Russell 1000 Growth Index
                      expires July 2008
                      exercise price $586.28**                                                                            23,005,156
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $47,193,334)                                                                46,755,843
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.1%
       178,521,885    Janus Institutional Cash Management Fund - Institutional Shares - 3.95%                            178,521,885
       125,367,240    Janus Institutional Money Market Fund - Institutional Shares - 3.81%                               125,367,240
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $303,889,125)                                                                                  303,889,125
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.4%
       237,959,770    Allianz Dresdner Daily Asset Fund+
                                                                                                                         237,959,770
       131,754,879    Time Deposits+                                                                                     131,754,879
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $369,714,649)                                                                               369,714,649
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,394,249,072) - 100%                                                                  $5,023,620,714
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                            96,007,642               1.9%
Brazil                                            384,123,013               7.7%
Canada                                            361,172,799               7.2%
China                                              93,977,299               1.9%
Germany                                           124,646,363               2.5%
Hong Kong                                         181,832,852               3.6%
Ireland                                            76,758,460               1.5%
Israel                                             11,497,278               0.2%
Italy                                              81,486,266               1.6%
Japan                                             102,025,964               2.0%
Malaysia                                           45,615,411               0.9%
Mexico                                            197,616,533               3.9%
Singapore                                         153,766,002               3.1%
Switzerland                                       138,500,329               2.8%
United States++                                 2,974,594,503              59.2%
--------------------------------------------------------------------------------
Total                                         $ 5,023,620,714             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (45.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of January 31, 2008 (unaudited)

Currency Sold and                            Currency         Currency          Unrealized
Settlement Date                             Units Sold      Value in U.S.$      Gain/(Loss)
---------------------------------------------------------------------------------------------
Euro 4/16/08                                  28,000,000    $   41,520,494    $       59,786
Euro 5/2/08                                  142,000,000       210,438,044        (2,259,604)
---------------------------------------------------------------------------------------------
Total                                                       $  251,958,538    $   (2,199,818)

Schedule of Written Options - Calls                                   Value
--------------------------------------------------------------------------------
      Apple, Inc.
      expires March 2008
      671 contracts
      exercise price $155.00                                      $   (167,750)

      Apple, Inc.
      expires March 2008
      3,493 contracts
      exercise price $160.00                                      $   (576,345)

      Financial Select Sector SPDR Fund
      expires June 2008
      9,940 contracts
      exercise price $32.00                                       $ (1,093,400)

      Intel Corp. (LEAPS)
      expires January 2009
      26,539 contracts
      exercise price $25.00                                       $ (3,715,460)

      Monsanto Co.
      expires March 2008
      4,523 contracts
      exercise price $125.00                                      $ (1,809,200)

      Nordstrom, Inc.
      expires April 2008
      2,983 contracts
      exercise price $40.00                                       $ (1,073,880)

      Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
      expires March 2008
      7,002 contracts
      exercise price $160.00                                      $ (3,360,960)

      Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
      expires February 2008
      1,771 contracts
      exercise price $165.00                                      $    (83,237)

      Research in Motion Ltd. (U.S. Shares)
      expires February 2008
      2,458 contracts
      exercise price $115.00                                      $    (49,160)

      Research in Motion Ltd. (U.S. Shares)
      expires March 2008
      2,489 contracts
      exercise price $115.00                                      $   (470,421)

      Research in Motion Ltd.(U.S. Shares)
      expires March 2008
      5,013 contracts
      exercise price $120.00                                      $   (521,352)

      Russell 1000 Growth Index
      expires July 2008
      511,701 contracts
      exercise price $642.56                                      $ (3,155,996)

--------------------------------------------------------------------------------
    Total Written Options - Calls
                (Premiums received $21,810,257)                   $(16,077,161)

Schedule of Written Options - Puts                                    Value
--------------------------------------------------------------------------------
      CVS Caremark Corp.(LEAPS)
      expires January 2010
      20,097 contracts
      exercise price $30.00                                       $ (4,517,412)

      Intel Corp. (LEAPS)
      expires January 2009
      26,539 contracts
      exercise price $15.00                                       $ (1,884,269)

      iShares Russell 2000 Index
      expires February 2008
      70,997 contracts
      exercise price $66.00                                       $ (3,620,847)

      Russell 1000 Growth Index
      expires July 2008
      511,701 contracts
      exercise price $556.97                                      $(16,130,044)
--------------------------------------------------------------------------------
    Total Written Options - Puts
                (Premiums received $27,310,772)                   $(26,152,572)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                    Purchases                       Sales                  Realized       Dividend        Value
                                Shares        Cost             Shares         Cost       Gain/(Loss)        Income      at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund

Capital Source, Inc.        3,206,687    $ 54,762,896              --    $   --          $   --           $ 5,162,806   $188,742,946

Cypress Semiconductor Corp. 5,004,055    $114,181,958        1,525,160   $  27,961,031   $ 21,092,939              --   $137,590,988

Dade Behring Holdings, Inc.        --              --        6,268,506   $ 226,736,621   $ 255,938,341             --   $         --

Trimble Navigation, Ltd.       280,985   $  6,605,236          335,600   $  12,550,213   $ (3,676,220)             --   $100,672,403

VistaPrint, Ltd.                    --             --           46,905   $   1,621,651   $    301,893              --   $ 96,007,642
------------------------------------------------------------------------------------------------------------------------------------
                             8,491,727   $175,550,090        8,176,171   $ 268,869,516   $ 273,656,954    $ 5,162,806   $523,013,979
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                 $ 1,032,132,910

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.1%
Aerospace and Defense - 1.4%
         3,259,205    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                         $    141,449,497
Agricultural Chemicals - 3.8%
         2,749,925    Potash Corporation of Saskatchewan, Inc.#                                                          388,545,390
Agricultural Operations - 5.0%
         3,440,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                        19,567,691
         2,672,840    Bunge, Ltd.**,#                                                                                    316,651,354
       143,197,897    Chaoda Modern Agriculture Holdings, Ltd. ^                                                         141,744,591
        27,030,994    China Green Holdings, Ltd.                                                                          27,962,727
                                                                                                                         505,926,363
Apparel Manufacturers - 2.2%
        16,660,000    Esprit Holdings, Ltd.                                                                              216,669,344
Applications Software - 0.3%
           918,473    Infosys Technologies, Ltd.                                                                          34,488,594
Audio and Video Products - 1.6%
         3,402,000    Sony Corp.                                                                                         162,685,882
Batteries and Battery Systems - 0.4%
         7,446,500    BYD Company, Ltd.                                                                                   41,546,063
Beverages - Wine and Spirits - 1.1%
        16,371,332    C&C Group PLC ^                                                                                    109,302,433
Building - Residential and Commercial - 1.6%
         2,748,390    Gafisa S.A.                                                                                         46,431,845
         4,070,200    MRV Engenharia e Participacoes S.A.*                                                                75,824,260
         1,609,500    Rossi Residencial S.A.                                                                              34,240,785
                                                                                                                         156,496,890
Casino Hotels - 1.8%
        13,220,078    Crown, Ltd.*,#                                                                                     138,115,090
         3,693,219    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                      44,687,950
                                                                                                                         182,803,040
Chemicals - Diversified - 1.8%
           728,977    K+S A.G.                                                                                           186,047,198
Commercial Banks - 2.7%
         7,833,962    Anglo Irish Bank Corp. PLC                                                                         110,379,548
         1,973,525    Banca Generali S.P.A.#                                                                              15,788,473
           286,925    Banco Compartamos S.A.*                                                                              1,246,866
        25,111,867    Banco de Oro                                                                                        33,055,724
           495,960    Banco de Oro-EPCI, Inc. (GDR) (144A)*                                                               13,055,032
           765,810    Julius Baer Holding, Ltd.                                                                           53,504,450
         2,834,764    Punjab National Bank, Ltd.                                                                          46,611,511
                                                                                                                         273,641,604
Commercial Services - 0.6%
         6,769,800    Park24 Company, Ltd.#                                                                               56,380,628
Computers - 0.2%
         4,011,200    Foxconn Technology Company, Ltd.                                                                    22,927,822
Computers - Other - 0.3%
      2,432,465,97    A-Max Holdings, Ltd.*, ^                                                                            28,632,355
Computers - Peripheral Equipment - 0.6%
         2,017,099    Logitech International S.A.*                                                                        61,521,995
Cosmetics and Toiletries - 0.9%
           530,571    LG Household & Health Care, Ltd.                                                                    95,216,666
Dental Supplies and Equipment - 0.2%
           861,873    Osstem Implant Company, Ltd.*, ^                                                                    19,824,414
Distribution/Wholesale - 6.2%
       161,718,110    Li & Fung, Ltd.                                                                                    621,983,307
Diversified Financial Services - 0.2%
           494,156    Reliance Capital, Ltd.                                                                              24,010,618
Diversified Operations - 1.4%
         4,329,428    Max India, Ltd.*                                                                                    23,299,974
        63,469,090    Melco International Development, Ltd. ^                                                             89,090,927
        97,159,121    Polytec Asset Holdings, Ltd.                                                                        31,683,689
                                                                                                                         144,074,590
Electric - Distribution - 0.3%
         2,780,900    Equatorial Energia S.A.                                                                             27,286,988
Electric Products - Miscellaneous - 4.3%
        25,432,000    Sharp Corp.#                                                                                       439,090,474
Electronic Components - Miscellaneous - 2.1%
        38,646,000    Hon Hai Precision Industry Company, Ltd.                                                           209,121,031
Electronic Components - Semiconductors - 6.7%
        83,905,927    ARM Holdings PLC ^                                                                                 196,290,640
           136,385    Oerlikon-Buehrle Holding A.G.*                                                                      49,452,817
           676,294    Samsung Electronics Company, Ltd.                                                                  433,725,194
                                                                                                                         679,468,651
Energy - Alternate Sources - 0.4%
           781,770    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       42,786,272
Finance - Mortgage Loan Banker - 0.8%
         1,034,729    Housing Development Finance Corporation, Ltd.                                                       75,220,692
Finance - Other Services - 1.6%
        22,754,712    IG Group Holdings PLC ^                                                                            164,685,950
Food - Diversified - 0.4%
        20,206,000    FU JI Food & Catering Services#                                                                     34,853,182
Gambling - Non-Hotel - 0.2%
         1,206,100    Great Canadian Gaming Corp.*                                                                        15,559,868
General - 0.3%
        55,035,935    Trinity, Ltd.*, oo,+++,^                                                                            25,057,080
Hotels and Motels - 0.3%
         4,121,050    Kingdom Hotel Investments (ADR)*                                                                    34,034,361
Insurance Brokers - 0.2%
         1,354,044    Eurodekania, Ltd.*,oo,+++, ^                                                                        20,127,899
Internet Connectivity Services - 0.5%
           965,304    NDS Group PLC (ADR)*, ^                                                                             52,126,416
Investment Companies - 1.3%
         3,534,400    Bradespar S.A.                                                                                      75,995,631
         7,909,060    SM Investments Corp.                                                                                59,346,446
                                                                                                                         135,342,077
Investment Management and Advisory Services - 0.3%
         6,351,869    Bluebay Asset Management                                                                            33,747,907
Oil Companies - Exploration and Production - 1.4%
         1,620,217    Niko Resources, Ltd.                                                                               137,374,645
Oil Companies - Integrated - 1.5%
           594,680    Lukoil (ADR)                                                                                        41,017,063
           987,670    Petroleo Brasileiro S.A. (ADR)#                                                                    109,769,644
                                                                                                                         150,786,707
Oil Field Machinery and Equipment - 1.0%
         4,485,417    Wellstream Holdings PLC*                                                                           103,874,256
Oil Refining and Marketing - 3.8%
         6,151,775    Reliance Industries, Ltd.                                                                          388,602,689
Public Thoroughfares - 1.7%
         8,729,402    Companhia de Concessoes Rodoviarias                                                                140,772,780
         2,903,400    Obrascon Huarte Lain Brasil S.A.                                                                    31,379,181
                                                                                                                         172,151,961
Real Estate Management/Services - 5.0%
         1,212,700    Daito Trust Construction Company, Ltd.                                                              65,263,945
         2,397,919    IVG Immobilien A.G.                                                                                 81,228,831
           473,065    Jones Lang LaSalle, Inc.                                                                            36,804,457
        10,271,000    Mitsubishi Estate Company, Ltd.                                                                    273,199,087
           257,787    Orco Property Group#                                                                                25,582,399
         2,651,200    Sao Carlos Empreendimentos e Participacoes S.A.*                                                    22,892,614
                                                                                                                         504,971,333
Real Estate Operating/Development - 8.3%
         3,235,065    Ablon Group*                                                                                        14,218,033
       137,368,440    Ayala Land, Inc.                                                                                    48,472,265
         4,247,945    Brascan Residential Properties S.A.                                                                 21,964,630
         9,180,000    CapitaLand, Ltd.                                                                                    38,616,072
       127,225,000    China Overseas Land & Investment, Ltd.                                                             214,635,339
        14,866,500    Cyrela Brazil Realty S.A.                                                                          193,653,498
         2,973,300    Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                  18,604,266
        56,089,000    Hang Lung Properties, Ltd.                                                                         224,284,885
           966,880    Iguatemi Empresa de Shopping Centers S.A.                                                           14,437,201
         2,992,955    PDG Realty S.A. Empreendimentos e Participacoes                                                     37,284,252
         1,584,880    Rodobens Negocios Imobiliarios S.A.                                                                 16,858,507
                                                                                                                         843,028,948
Recreational Centers - 0.9%
         6,710,253    Orascom Hotels & Development*                                                                       93,627,642
Retail - Major Department Stores - 1.7%
         9,265,498    Arcandor A.G.*                                                                                     174,446,221
Semiconductor Components/Integrated Circuits - 4.2%
         5,783,139    Actions Semiconductor Company, Ltd. (ADR)*,#, ^                                                     19,084,359
       208,990,579    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   397,911,266
         1,883,360    Vimicro International Corp. (ADR)*,#, ^                                                              6,761,262
                                                                                                                         423,756,887
Semiconductor Equipment - 3.0%
         8,001,624    ASML Holding N.V.*                                                                                 213,183,848
         2,228,331    KLA-Tencor Corp.                                                                                    93,099,669
                                                                                                                         306,283,517
Sugar - 3.1%
         5,807,259    Bajaj Hindusthan, Ltd.                                                                              28,181,964
         1,009,400    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  4,897,478
        13,335,458    Balrampur Chini Mills, Ltd. ^                                                                       25,976,989
        11,597,734    Cosan, Ltd. (ADR)*, ^                                                                              167,007,370
         5,048,700    Cosan S.A. Industria e Comercio                                                                     78,946,964
           456,173    Shree Renuka Sugars, Ltd.                                                                            9,945,000
                                                                                                                         314,955,765
Telecommunication Services - 3.4%
         8,320,712    Amdocs, Ltd. (U.S. Shares)*                                                                        275,332,360
         4,098,002    Reliance Communications, Ltd.                                                                       63,024,621
                                                                                                                         338,356,981
Telephone - Integrated - 0.3%
         1,188,890    GVT Holdings S.A.*                                                                                  24,886,890
Transportation - Marine - 0.2%
        12,114,876    DP World, Ltd.*, ^                                                                                  11,751,430
           738,310    Star Asia Financial, Ltd. (144A) oo,+++                                                              8,121,410
                                                                                                                          19,872,840
Wireless Equipment - 1.6%
        71,672,410    Telefonaktiebolaget L.M. Ericsson - Class B                                                        162,468,349
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,576,098,239)                                                                               9,622,129,172
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.9%
         2,144,929    iShares MSCI Emerging Markets Index
                         expires April 2008
                         exercise price $149.20                                                                           40,227,972
            20,300    iShares MSCI Emerging Markets Index
                         expires April 2008
                         exercise price $157.69                                                                           47,786,200
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $59,724,555)                                                                88,014,172
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
        82,117,900    Janus Institutional Cash Management
                         Fund - Institutional Shares, 3.95%                                                               82,117,900
       124,119,100    Janus Institutional Money Market
                         Fund - Institutional Shares, 3.81%                                                              124,119,100
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $206,237,000)                                                                                  206,237,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.0%
       179,016,762    Allianz Dresdner Daily Asset Fund +                                                                179,016,762
        21,435,273    Time Deposits +                                                                                     21,435,273
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $200,452,035)                                                                               200,452,035
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,042,511,829) - 100%                                                                $ 10,116,832,379
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                    $    138,115,090               1.4%
Bermuda                                         1,211,899,088              12.0%
Brazil                                          1,299,254,495              12.8%
Canada                                            541,479,903               5.3%
Cayman Islands                                    310,947,716               3.1%
China                                              41,546,063               0.4%
Egypt                                              93,627,642               0.9%
Germany                                           441,722,250               4.4%
Hong Kong                                         597,756,181               5.9%
Hungary                                            14,218,033               0.1%
India                                             724,260,130               7.2%
Ireland                                           219,681,980               2.2%
Italy                                              15,788,473               0.2%
Japan                                             996,620,016               9.8%
Luxembourg                                         25,582,399               0.3%
Mexico                                              1,246,866               0.0%
Netherlands                                       213,183,848               2.1%
Philippines                                       153,929,467               1.5%
Russia                                             41,017,063               0.4%
Singapore                                          38,616,072               0.4%
South Korea                                       548,766,274               5.4%
Sweden                                            162,468,349               1.6%
Switzerland                                       164,479,262               1.6%
Taiwan                                            629,960,119               6.2%
United Arab Emirates                               11,751,430               0.1%
United Kingdom                                    846,185,427               8.4%
United States++                                   632,728,743               6.3%
--------------------------------------------------------------------------------
Total                                        $ 10,116,832,379             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (2.3% excluding Short-Term Securities and Other Securities) Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of January 31, 2008)

                                                                 Value as a % of
                                              Value        Investment Securities
--------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd.                        $   20,127,899                     0.2%
Star Asia Financial, Ltd. (144A)              8,121,410                     0.1%
Trinity, Ltd.                                25,057,080                     0.3%
--------------------------------------------------------------------------------
                                         $   53,306,389                     0.6%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                  Value as a %
                                              Acquisition         Acquisition                    of Investment
                                                 Date                 Cost          Value         Securities
---------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd. oo                            3/8/07          $  17,754,225    $  20,127,899       0.2%
Star Asia Financial, Ltd. (144A) oo        2/22/07 - 6/22/07        7,663,913        8,121,410       0.1%
Trinity, Ltd.oo                                11/14/07            25,332,992       25,057,080       0.3%
---------------------------------------------------------------------------------------------------------------
                                                                   50,751,130       53,306,389       0.6%
---------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

                                     Purchases                        Sales               Realized       Dividend         Value
                               Shares          Cost          Shares          Cost        Gain/(Loss)      Income        at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund

A-Max Holdings, Ltd.*       2,616,035,975 $   44,089,707    183,570,000 $    3,093,821 $     (540,118) $           -- $   28,632,355
Actions Semiconductor
Company, Ltd. (ADR)*                   --             --             --             --             --              --     19,084,359

ARM Holdings PLC                       --             --             --             --             --              --    196,290,640

Balrampur Chini Mills,
Ltd.                                   --             --             --             --             --              --     25,976,989

C&C Group PLC                          --             --             --             --             --              --    109,302,433
Chaoda Modern Agriculture
Holdings, Ltd.                         --             --             --             --             --       1,017,613    141,744,591

Cosan, Ltd.*                           --             --      6,516,645     68,424,773     11,399,558              --    167,007,370

DP World, Ltd.*                12,114,876     15,749,339             --             --             --              --     11,751,430

Eurodekania, Ltd.*                     --             --             --             --             --              --     20,127,899

IG Group Holdings PLC                  --             --             --             --             --       1,338,670    164,685,950

Melco International
Development, Ltd.                      --             --             --             --             --              --     89,090,927

NDS Group PLC (ADR)*                   --             --             --             --             --              --     52,126,416

Osstem Implant Company,
Ltd.*                                  --             --             --             --             --              --     19,824,414

Trinity, Ltd.*                 55,035,935     25,332,992             --             --             --              --     25,057,080

Vimicro International
Corp. (ADR)*                           --             --             --             --             --              --      6,761,262
------------------------------------------------------------------------------------------------------------------------------------
                                          $   85,172,038                $   71,518,594 $   10,859,440  $    2,356,283 $1,077,464,115
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                             $    29,617,500

Janus Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.5%
Advertising Sales - 0.7%
           664,810    Lamar Advertising Co. - Class A*                                                                $   28,666,607
Aerospace and Defense - 1.9%
         2,839,995    BAE Systems PLC**                                                                                   26,455,305
         1,280,560    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                55,576,304
                                                                                                                          82,031,609
Agricultural Chemicals - 1.8%
           293,525    Potash Corporation of Saskatchewan, Inc. (U.S. Shares) **                                           41,351,802
           136,358    Syngenta A.G. **                                                                                    35,974,427
                                                                                                                          77,326,229
Agricultural Operations - 1.1%
           400,240    Bunge, Ltd.                                                                                         47,416,433
Apparel Manufacturers - 0.3%
         1,162,800    Esprit Holdings, Ltd.                                                                               15,122,636
Applications Software - 1.2%
           586,761    Infosys Technologies, Ltd.                                                                          22,032,833
           953,415    Microsoft Corp.                                                                                     31,081,329
                                                                                                                          53,114,162
Athletic Footwear - 1.2%
           827,195    NIKE, Inc. - Class B#                                                                               51,087,563
Brewery - 0.6%
           307,596    InBev N.V.**                                                                                        25,329,506
Building - Residential and Commercial - 1.6%
           111,710    NVR, Inc.*, #                                                                                       70,544,865
Building and Construction Products - Miscellaneous - 1.3%
         1,523,265    USG Corp.*, #                                                                                       55,751,499
Casino Hotels - 1.9%
         2,667,573    Crown, Ltd.*                                                                                        27,869,131
         4,598,080    Melco PBL Entertainment (Macau), Ltd. (ADR)*, #                                                     55,636,768
                                                                                                                          83,505,899
Cellular Telecommunications - 0.8%
           598,835    America Movil S.A. de C.V. - Series L (ADR)                                                         35,876,205
Computers - 1.4%
           211,020    Apple, Inc.*                                                                                        28,563,667
           725,755    Hewlett-Packard Co.                                                                                 31,751,781
                                                                                                                          60,315,448
Containers - Metal and Glass - 4.2%
         2,006,195    Crown Holdings, Inc.*                                                                               49,191,901
         2,658,980    Owens-Illinois, Inc.*, **,#                                                                        134,012,592
                                                                                                                         183,204,493
Cosmetics and Toiletries - 1.3%
         1,639,565    Avon Products, Inc.                                                                                 57,417,566
Data Processing and Management - 1.0%
         1,369,240    Paychex, Inc.                                                                                       44,801,533
Diversified Operations - 2.8%
         2,757,655    General Electric Co.**                                                                              97,648,564
           195,790    Siemens A.G.**                                                                                      25,474,836
                                                                                                                         123,123,400
Drug Delivery Systems - 1.1%
         1,221,040    Hospira, Inc.*                                                                                      50,196,954
Electric - Generation - 1.7%
         3,896,170    AES Corp.*                                                                                          74,338,924
Electric Products - Miscellaneous - 1.1%
         2,689,000    Sharp Corp. **                                                                                      46,426,324
Electronic Components - Semiconductors - 3.4%
        14,207,566    ARM Holdings PLC**                                                                                  33,237,369
         1,206,025    Microsemi Corp.*, #                                                                                 27,400,888
            92,986    Samsung Electronics Company, Ltd. **                                                                59,634,376
         1,842,110    SiRF Technology Holdings, Inc.*, #                                                                  28,202,704
                                                                                                                         148,475,337
Energy - Alternate Sources - 1.7%
         1,453,483    JA Solar Holdings Company, Ltd. (ADR)*, #                                                           73,880,541
Engineering - Research and Development Services - 0.6%
         1,124,535    ABB, Ltd. **                                                                                        28,144,120
Enterprise Software/Services - 1.2%
         2,526,330    Oracle Corp.*                                                                                       51,916,082
Entertainment Software - 1.0%
           919,514    Electronic Arts, Inc.*                                                                              43,557,378
Finance - Credit Card - 0.5%
           442,805    American Express Co.                                                                                21,839,143
Finance - Investment Bankers/Brokers - 1.3%
           675,020    JP Morgan Chase & Co.                                                                               32,097,201
           506,424    optionsXpress Holdings, Inc. #                                                                      13,734,219
           208,860    UBS A.G. (U.S. Shares) **                                                                            8,623,829
                                                                                                                          54,455,249
Finance - Mortgage Loan Banker - 0.5%
           697,255    Fannie Mae                                                                                          23,609,054
Food - Diversified - 1.3%
         1,300,991    Kraft Foods, Inc. - Class A                                                                         38,066,997
            45,656    Nestle S.A. **                                                                                      20,410,818
                                                                                                                          58,477,815
Food - Retail - 0.3%
         1,748,572    Tesco PLC**                                                                                         14,587,048
Independent Power Producer - 0.9%
           981,327    NRG Energy, Inc.*                                                                                   37,869,409
Industrial Automation and Robotics - 1.0%
           796,250    Rockwell Automation, Inc.                                                                           45,402,175
Investment Management and Advisory Services - 0.5%
           638,100    National Financial Partners Corp. #                                                                 23,035,410
Medical - Biomedical and Genetic - 1.4%
         1,102,442    Celgene Corp.*                                                                                      61,858,021
Medical - Drugs - 3.1%
           992,010    Merck & Company, Inc.                                                                               45,910,223
           499,408    Novartis A.G. **                                                                                    25,279,291
           211,552    Roche Holding A.G. **                                                                               38,339,394
           483,345    Shire PLC (ADR) **                                                                                  26,028,128
                                                                                                                         135,557,036
Medical - HMO - 1.7%
         1,342,777    Coventry Health Care, Inc.*                                                                         75,974,323
Medical Instruments - 1.3%
         1,382,125    St. Jude Medical, Inc.*                                                                             55,989,884
Multimedia - 1.4%
           693,100    McGraw-Hill Companies, Inc.                                                                         29,636,956
         1,654,230    News Corporation, Inc. - Class A                                                                    31,264,947
                                                                                                                          60,901,903
Oil - Field Services - 0.8%
         1,538,540    BJ Services Co.                                                                                     33,463,245
Oil and Gas Drilling - 0.6%
           951,485    Nabors Industries, Ltd.*                                                                            25,899,422
Oil Companies - Exploration and Production - 1.7%
           454,949    EnCana Corp. **                                                                                     29,999,078
           489,759    EOG Resources, Inc.                                                                                 42,853,912
                                                                                                                          72,852,990
Oil Companies - Integrated - 1.5%
           744,470    Hess Corp.                                                                                          67,620,210
Oil Refining and Marketing - 2.3%
           938,788    Reliance Industries, Ltd.                                                                           59,302,485
           694,480    Valero Energy Corp.                                                                                 41,106,271
                                                                                                                         100,408,756
Optical Supplies - 0.7%
           229,020    Alcon, Inc. (U.S. Shares) **                                                                        32,520,840
Physician Practice Management - 0.8%
           497,627    Pediatrix Medical Group, Inc.*                                                                      33,883,422
Real Estate Management/Services - 0.3%
           507,000    Mitsubishi Estate Company, Ltd. **                                                                  13,485,730
Real Estate Operating/Development - 1.4%
         5,506,000    CapitaLand, Ltd.                                                                                    23,161,230
         7,871,000    Hang Lung Properties, Ltd.                                                                          31,474,020
           189,697    St. Joe Co. #                                                                                        7,364,038
                                                                                                                          61,999,288
Recreational Centers - 0.5%
           461,085    Life Time Fitness, Inc.*, #                                                                         20,444,509
Reinsurance - 0.9%
             8,326    Berkshire Hathaway, Inc. - Class B*                                                                 37,883,300
REIT - Diversified - 0.4%
         1,096,515    CapitalSource, Inc. #                                                                               17,993,811
Respiratory Products - 1.3%
           880,615    Respironics, Inc.*                                                                                  57,689,089
Retail - Apparel and Shoe - 2.7%
           777,510    Abercrombie & Fitch Co. - Class A                                                                   61,959,772
           257,229    Industria de Diseno Textil S.A. **                                                                  12,910,873
         1,089,810    Nordstrom, Inc.                                                                                     42,393,609
                                                                                                                         117,264,254
Retail - Consumer Electronics - 0.9%
           431,385    Best Buy Company, Inc.                                                                              21,055,902
           149,620    Yamada Denki Company, Ltd. **                                                                       15,984,397
                                                                                                                          37,040,299
Retail - Drug Store - 1.5%
         1,660,945    CVS/Caremark Corp.                                                                                  64,893,121
Retail - Jewelry - 0.9%
         1,025,520    Tiffany & Co.                                                                                       40,918,248
Retail - Restaurants - 0.4%
           176,685    Chipotle Mexican Grill, Inc. - Class B*                                                             16,929,957
Semiconductor Components/Integrated Circuits - 3.0%
         6,824,640    Atmel Corp.*                                                                                        21,565,862
         3,058,250    Cypress Semiconductor Corp.*, #                                                                     64,987,813
         3,901,825    Marvell Technology Group, Ltd.*                                                                     46,314,663
                                                                                                                         132,868,338
Semiconductor Equipment - 1.1%
         1,164,995    KLA-Tencor Corp.                                                                                    48,673,491
Telecommunication Equipment - 2.1%
         4,638,465    Arris Group, Inc.*, #                                                                               40,772,107
         1,116,980    CommScope, Inc.*, #                                                                                 49,538,063
                                                                                                                          90,310,170
Telecommunication Equipment - Fiber Optics - 1.3%
         2,401,295    Corning, Inc.                                                                                       57,799,171
Telecommunication Services - 2.2%
         1,388,485    Amdocs, Ltd. (U.S. Shares)*, **                                                                     45,944,969
         1,102,250    SAVVIS, Inc.*, #                                                                                    22,265,450
         1,464,409    Time Warner Telecom, Inc. - Class A*,#                                                              25,597,869
                                                                                                                          93,808,288
Television - 0.7%
         2,844,256    British Sky Broadcasting Group PLC**                                                                31,092,727
Therapeutics - 1.4%
         1,062,685    Amylin Pharmaceuticals, Inc.*, #                                                                    31,508,610
           601,993    Gilead Sciences, Inc.*                                                                              27,505,060
                                                                                                                          59,013,670
Tobacco - 1.0%
           585,112    Altria Group, Inc.                                                                                  44,363,192
Toys - 1.7%
         3,426,880    Mattel, Inc.                                                                                        71,998,749
Transportation - Services - 1.9%
           536,120    C.H. Robinson Worldwide, Inc.                                                                       29,776,105
           751,495    United Parcel Service, Inc. - Class B                                                               54,979,374
                                                                                                                          84,755,479
Wireless Equipment - 2.4%
         1,255,255    Crown Castle International Corp.*                                                                   45,427,678
         1,007,580    QUALCOMM, Inc.                                                                                      42,741,544
         8,227,856    Telefonaktiebolaget L.M. Ericsson - Class B                                                         18,651,057
                                                                                                                         106,820,279
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,665,245,321)                                                                               3,955,821,828
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.7%
Finance - Investment Bankers/Brokers - 0.7%
           642,382    Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 0% (144A) +++
                      (cost $27,025,011)                                                                                  28,887,919
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.4%
        84,697,450    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                              84,697,450
        22,653,800    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                 22,653,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $107,351,250)                                                                                  107,351,250
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.4%
       190,396,093    Allianz Dresdner Daily Asset Fund+                                                                 190,396,093
        87,614,910    Time Deposits+                                                                                      87,614,910
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $278,011,003)                                                                               278,011,003
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,077,632,585) - 100%                                                                  $4,370,072,000
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                     $    27,869,131               0.6%
Belgium                                            25,329,506               0.6%
Bermuda                                           134,753,154               3.1%
Brazil                                             55,576,304               1.3%
Canada                                             71,350,880               1.6%
China                                              73,880,541               1.7%
Germany                                            25,474,836               0.6%
Hong Kong                                          87,110,788               2.0%
India                                              81,335,318               1.9%
Japan                                              75,896,451               1.8%
Mexico                                             35,876,205               0.8%
Singapore                                          23,161,230               0.5%
South Korea                                        59,634,376               1.4%
Spain                                              12,910,873               0.3%
Sweden                                             18,651,057               0.4%
Switzerland                                       189,292,719               4.3%
United Kingdom                                    177,345,546               4.0%
United States++                                 3,194,623,085              73.1%
--------------------------------------------------------------------------------
Total                                         $ 4,370,072,000             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (64.3% excluding Short-Term Securities and Other Securities)

Total Return Swaps outstanding at January 31, 2008

                                                                                                                     Unrealized
                    Notional                                                                   Termination         Appreciation/
  Counterparty       Amount        Return Paid by the Fund   Return Received by the Fund          Date             (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     $(1,141,973)     1- day Wynn Resorts,          1- day Melco PBL              11/19/08              $ 111,818
Capital Services                     Ltd. plus Fed Funds     Entertainment (Macau), Ltd.
                                    effective rate minus        (ADR) plus Fed Funds
                                       20 basis points      effective rate plus 25 basis
                                                                      points

                                   1- month Wynn Resorts,   1- month Melco International
Morgan Stanley                      Ltd. plus LIBOR minus   Development, Ltd. plus LIBOR
Capital Services        917,248        70 basis points          plus 45 basis points            12/11/08                 95,889
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 207,707

Forward Currency Contracts, Open at January 31, 2008
Currency Sold and                            Currency         Currency          Unrealized
Settlement Date                             Units Sold      Value in U.S.$     Gain/(Loss)
---------------------------------------------------------------------------------------------
British Pound 5/2/08                           7,000,000    $   13,835,139      $    537,261
British Pound 5/14/08                         30,500,000        60,233,034         1,424,394
Canadian Dollar 5/2/08                        11,250,000        11,184,689           100,295
Euro 4/16/08                                  32,000,000        47,451,993        (1,996,633)
Euro 5/14/08                                   4,500,000         6,665,672          (271,285)
Japanese Yen 4/16/08                       3,350,000,000        31,664,757        (2,624,977)
South Korean Won 5/14/08                  20,650,000,000        21,891,955           746,865
Swiss Franc  5/2/08                           34,300,000        31,791,345          (449,971)
---------------------------------------------------------------------------------------------
Total                                                       $  224,718,584      $ (2,534,051)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


+++ Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                  Value as a %
                                                     Acquisition    Acquisition                   of Investment
                                                        Date           Cost           Value        Securities
-----------------------------------------------------------------------------------------------------------------
Janus Research Fund
Morgan Stanley Co.
    convertible, (Gilead Sciences, Inc.), 0% (144A)    10/17/07     $  27,025,011   28,887,919         0.7%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                              $   647,898,181

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 10.3%
Cable Television - 0.6%
        $1,365,000    Comcast Corp., 4.67688%, company guaranteed notes, due 7/14/09*                                 $    1,337,068
Chemicals - Diversified - 0.3%
           641,816    Georgia Gulf Corp., 7.04%, bank loan, due 10/3/13 *                                                    591,273
             5,223    Georgia Gulf Corp., 5.77125%, bank loan, due 10/3/13 *                                                   4,812
                                                                                                                             596,085
Consumer Products - Miscellaneous - 0.7%
         1,540,000    Clorox Co., 5.45%, senior unsecured notes, due 10/15/12                                              1,577,599
Electric - Integrated - 0.8%
           785,000    Nevada Power Co., 8.25%, general refunding mortgage, due 6/1/11                                        856,925
           785,000    Wisconsin Energy Corp., 6.50%, senior unsubordinated notes, due 4/1/11                                 836,424
                                                                                                                           1,693,349
Electronic Components - Semiconductors - 0.4%
           810,000    National Semiconductor Corp., 5.24063%, senior unsecured notes, due 6/15/10 *                          787,040
Finance - Investment Bankers/Brokers - 1.2%
           980,000    Goldman Sachs Group, Inc., 5.00%, senior notes, due 1/15/11                                          1,008,013
         1,450,000    J.P. Morgan Chase & Co., 6.75% subordinated notes, due 2/1/11                                        1,551,106
                                                                                                                           2,559,119
Medical Products - 0.3%
           895,500    Cardinal Health 409, Inc., 7.08%, bank loan, due 4/10/14 *                                             770,130
Office Automation and Equipment - 0.7%
         1,640,000    Xerox Corp., 5.71625%, senior unsecured notes, due 12/18/09 *                                        1,604,901
Oil Companies - Exploration and Production - 0.2%
           490,000    Anadarko Finance Co., 6.75%, company guaranteed notes, due 5/11/11                                     524,539
Reinsurance - 1.8%
         3,823,000    Berkshire Hathaway, Inc., 3.375%, notes, due 10/15/08                                                3,829,911
Retail - Apparel and Shoe - 0.2%
           505,000    Hanesbrands, Inc., 8.20375%, company guaranteed notes, due 12/15/14 *                                  457,025
Retail - Restaurants - 1.0%
         1,260,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 12/1/09                                1,184,400
         1,170,000    Landry's Restaurants, Inc., 9.50%, company guaranteed notes, due 6/1/11 *                            1,130,513
                                                                                                                           2,314,913
Rubber - Tires - 0.1%
           305,000    Goodyear Tire & Rubber Co., 8.6625%, company guaranteed notes, 12/1/09 *                               304,238
Satellite Telecommunications - 0.8%
         1,110,000    INTELSAT Bermuda, Ltd., 7.13125%, bank loan, due 2/1/14 *                                            1,083,871
           820,000    INTELSAT Bermuda, Ltd., 8.871%, company guaranteed notes, due 1/15/15                                  820,000
                                                                                                                           1,903,871
Super-Regional Banks - 0.5%
           980,000    Wells Fargo Bank, N.A., 6.45%, subordinated notes, due 2/1/11                                        1,041,873
Telephone - Integrated - 0.5%
           785,000    AT&T, Inc., 5.30%, senior unsecured notes, due 11/15/10                                                817,041
           430,000    Virgin Media Investment Holdings, 0%, bank loan, due 7/30/12 *                                         383,775
                                                                                                                           1,200,816
Transportation - Railroad - 0.2%
           490,000    Union Pacific Corp., 3.875%, senior unsecured notes, due 2/15/09                                       491,456
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $23,509,734)                                                                                  22,993,933
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 68.8%
             2,000    U.S. Treasury Notes, 3.75%, due 5/15/08                                                                  2,010
             1,000    U.S. Treasury Notes, 5.00%, due 7/31/08                                                                  1,014
           410,000    U.S. Treasury Notes, 4.875%, due 8/31/08                                                               416,182
         1,860,000    U.S. Treasury Notes, 4.625%, due 9/30/08                                                             1,889,353
         6,107,000    U.S. Treasury Notes, 4.875%, due 10/31/08#                                                           6,227,711
         3,010,000    U.S. Treasury Notes, 4.375%, due 11/15/08                                                            3,060,089
         1,279,000    U.S. Treasury Bonds, 4.75%, due 12/31/08                                                             1,308,477
        16,398,000    U.S. Treasury Bonds, 4.875%, due 1/31/09                                                            16,838,696
        12,768,000    U.S. Treasury Bonds, 4.50%, due 2/15/09#                                                            13,071,240
         4,130,000    U.S. Treasury Notes, 4.75%, due 2/28/09#                                                             4,243,575
           845,000    U.S. Treasury Notes, 4.50%, due 3/31/09#                                                               867,907
        14,740,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                           15,268,562
         2,692,000    U.S. Treasury Notes, 4.00%, due 6/15/09#                                                             2,760,140
         2,468,000    U.S. Treasury Notes, 3.50%, due 8/15/09                                                              2,517,745
         1,720,000    U.S. Treasury Bonds, 3.625%, due 10/15/09                                                            1,763,673
        21,480,000    U.S. Treasury Bonds, 4.625%, due 11/15/09                                                           22,409,676
           265,000    U.S. Treasury Bonds, 3.25%, due 12/31/09                                                               270,341
         4,983,000    U.S. Treasury Notes, 4.75%, due 2/15/10#                                                             5,239,156
        23,174,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                            24,383,405
        12,633,000    U.S. Treasury Notes, 4.50%, due 11/15/10                                                            13,397,890
         1,750,000    U.S. Treasury Bonds, 3.375%, due 11/30/12#                                                           1,793,750
        16,031,000    U.S. Treasury Bonds, 3.625%, due 12/31/12#                                                          16,628,411
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $150,669,387)                                                                      154,359,003
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.4%
        29,014,242    Allianz Dresdner Daily Asset Fund+                                                                  29,014,242
                      Time Deposits:
         3,152,433    ABN-AMRO Bank N.V., 3.06%, 2/1/08+                                                                   3,152,433
         3,152,433    Calyon, 3.12%, 2/1/08+                                                                               3,152,433
         3,152,433    Deutsche Bank Securities, Inc., 3.12%, 2/1/08+                                                       3,152,433
         1,576,216    ING Financial Markets LLC, 3.08%, 2/1/08+                                                            1,576,216
         3,152,433    Lloyds TSB Group PLC, 3.08%, 2/1/08+                                                                 3,152,433
            72,287    Natixis, 3.09%, 2/1/08+                                                                                 72,287
         1,260,973    Rabobank Nederland, 3.06%, 2/1/08+                                                                   1,260,973
         1,260,973    Svenska Handelsgbanken AB, 3.25%, 2/1/08+                                                            1,260,973
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $45,794,423)                                                                                 45,794,423
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.5%
        $1,077,425    California Infrastructure and Economic
                      Development Bank Industrial Revenue
                      Series B, 5.42%, 4/1/24 (amortized cost $1,077,425)                                                  1,077,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $221,050,969) - 100%                                                                    $  224,224,784
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $      820,000               0.4%
United States++                                   223,404,784              99.6%
--------------------------------------------------------------------------------
Total                                          $  224,224,784             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (78.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

*     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008

+ The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2008.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.9%
Agricultural Chemicals - 1.4%
           536,628    UAP Holding Corp.                                                                               $   20,574,318
Apparel Manufacturers - 1.0%
           650,000    Carter's, Inc.*,#                                                                                   11,966,500
           175,000    Volcom, Inc.*                                                                                        3,531,500
                                                                                                                          15,498,000
Audio and Video Products - 0.6%
           200,000    Harman International Industries, Inc.                                                                9,314,000
Automotive - Truck Parts and Equipment - Original - 0.5%
           800,000    Spartan Motors, Inc. #                                                                               7,176,000
Building - Heavy Construction - 0.4%
           325,000    Sterling Construction Company, Inc.*                                                                 6,665,750
Chemicals - Plastics - 0.3%
           350,000    Spartech Corp.                                                                                       5,155,500
Chemicals - Specialty - 1.2%
           350,000    Lubrizol Corp.                                                                                      18,413,500
Coal - 0.4%
           150,000    Arch Coal, Inc.                                                                                      6,600,000
Commercial Banks - 7.8%
           675,000    Colonial BancGroup, Inc.                                                                            10,597,500
         1,825,000    F.N.B. Corp. #                                                                                      28,415,250
           750,000    First Charter Corp. #                                                                               20,557,500
            20,000    First Financial Bancorp. #                                                                             232,800
           600,000    First Midwest Bancorp, Inc.                                                                         18,720,000
           400,000    Old National Bancorp#                                                                                6,720,000
         1,000,000    South Financial Group, Inc. #                                                                       17,280,000
           300,000    Susquehanna Bancshares, Inc. #                                                                       6,366,000
           750,000    Synovus Financial Corp.                                                                              9,907,500
                                                                                                                         118,796,550
Commercial Services - 0.5%
           797,500    ICT Group, Inc.*                                                                                     7,033,950
Computer Services - 0.5%
           250,000    SRA International, Inc.*                                                                             6,857,500
Computers - Integrated Systems - 0.7%
           400,000    Diebold, Inc.                                                                                       10,352,000
Consulting Services - 1.1%
           150,000    MAXIMUS, Inc.                                                                                        5,292,000
           950,000    Navigant Consulting, Inc.*,#                                                                        11,248,000
                                                                                                                          16,540,000
Data Processing and Management - 0.6%
           250,000    Global Payments, Inc.                                                                                9,350,000
                 0    Total System Services, Inc.                                                                                  7
                                                                                                                           9,350,007
Decision Support Software - 0.5%
         1,000,000    Wind River Systems, Inc.*                                                                            8,390,000
Direct Marketing - 0.8%
           750,000    Harte-Hanks Communications, Inc.                                                                    12,015,000
Distribution/Wholesale - 1.0%
           425,000    Tech Data Corp.*                                                                                    14,611,500
Diversified Operations - 0.8%
            69,553    A.O. Smith Corp.                                                                                     2,434,355
           802,700    Federal Signal Corp.                                                                                 9,303,293
                                                                                                                          11,737,648
Electric Products - Miscellaneous - 0.4%
           225,000    Littelfuse, Inc.*                                                                                    6,837,750
Electronic Components - Miscellaneous - 0.7%
         1,020,000    Vishay Intertechnology, Inc.*                                                                       10,699,800
Electronic Components - Semiconductors - 1.8%
           575,000    DSP Group, Inc.*                                                                                     6,583,750
           440,000    QLogic Corp.*                                                                                        6,292,000
           650,000    Semtech Corp.*                                                                                       8,300,500
           400,000    SiRF Technology Holdings, Inc.*,#                                                                    6,124,000
                                                                                                                          27,300,250
Electronic Measuring Instruments - 0.7%
           625,000    Orbotech, Ltd. (U.S. Shares)*                                                                       10,712,500
Engineering - Research and Development Services - 0.4%
           150,000    URS Corp.*                                                                                           6,585,000
Enterprise Software/Services - 0.3%
            65,000    Microstrategy, Inc.*                                                                                 4,739,800
E-Services/Consulting - 0%
               300    Websense, Inc.*                                                                                          6,150
Fiduciary Banks - 1.7%
           850,000    Boston Private Financial Holdings, Inc. #                                                           19,405,500
           180,000    Wilmington Trust Corp.                                                                               6,276,600
                                                                                                                          25,682,100
Finance - Investment Bankers/Brokers - 1.6%
           840,000    KBW, Inc.*,#                                                                                       24,956,400
Food - Retail - 0.8%
           375,000    Ruddick Corp.                                                                                       12,780,000
Footwear and Related Apparel - 3.0%
           650,000    Skechers U.S.A., Inc. - Class A*                                                                    13,013,000
         1,260,000    Wolverine World Wide, Inc. #                                                                        31,890,600
                                                                                                                          44,903,600
Industrial Automation and Robotics - 0.4%
           400,000    Cognex Corp.                                                                                         6,120,000
Instruments - Scientific - 1.0%
           600,000    PerkinElmer, Inc.                                                                                   14,934,000
Internet Infrastructure Equipment - 0.7%
           650,000    Avocent Corp.*                                                                                      10,790,000
Internet Infrastructure Software - 0.6%
           850,000    RADVision, Ltd. (U.S. Shares)                                                                        8,542,500
Investment Management and Advisory Services - 0.4%
           200,000    Waddell & Reed Financial, Inc. - Class A                                                             6,636,000
Lasers - Systems and Components - 0.5%
           450,000    Electro Scientific Industries, Inc.*                                                                 7,398,000
Life and Health Insurance - 1.4%
           550,000    Protective Life Corp.                                                                               21,857,000
Machinery - Electrical - 0.6%
           250,000    Regal-Beloit Corp.                                                                                   9,480,000
Machinery - General Industrial - 1.7%
           750,000    Albany International Corp. - Class A#                                                               26,257,500
Medical - Generic Drugs - 0.9%
           425,000    Perrigo Co. #                                                                                       13,107,000
Medical Imaging Systems - 0.5%
           510,000    Vital Images, Inc.*,#                                                                                8,001,900
Medical Information Systems - 0.3%
           250,000    Computer Programs and Systems, Inc. ^                                                                5,137,500
Medical Instruments - 0.7%
           500,000    AngioDynamics, Inc.*                                                                                10,135,000
Medical Laser Systems - 0.3%
           275,000    LCA-Vision, Inc. #                                                                                   4,540,250
Medical Products - 1.0%
           500,000    PSS World Medical, Inc.*,#                                                                           8,645,000
           150,000    West Pharmaceutical Services, Inc.                                                                   5,865,000
                                                                                                                          14,510,000
Medical Sterilization Products - 0.6%
           358,300    Steris Corp.                                                                                         8,878,674
Metal Processors and Fabricators - 1.0%
           350,000    Kaydon Corp.                                                                                        15,291,500
Multi-Line Insurance - 2.5%
         2,500,000    Old Republic International Corp.                                                                    37,325,000
Networking Products - 0.2%
           267,000    Foundry Networks, Inc.*                                                                              3,684,600
Office Furnishings - Original - 0.7%
           315,000    HNI Corp. #                                                                                         10,602,900
Oil - Field Services - 0.5%
           200,000    Oil States International, Inc.*                                                                      7,012,000
Oil Companies - Exploration and Production - 3.2%
         2,000,000    Edge Petroleum Corp.*,# ,^                                                                          13,220,000
           425,000    Forest Oil Corp.*                                                                                   19,218,500
           700,000    Petrohawk Energy Corp.*                                                                             11,025,000
           420,000    PetroQuest Energy, Inc.*                                                                             5,426,400
                                                                                                                          48,889,900
Oil Field Machinery and Equipment - 0.6%
           175,000    Lufkin Industries, Inc.                                                                              9,252,250
Oil Refining and Marketing - 0.5%
           156,000    Holly Corp.                                                                                          7,553,520
Paper and Related Products - 1.7%
           550,000    Glatfelter                                                                                           7,953,000
           175,000    Potlatch Corp.                                                                                       7,512,750
           250,000    Rayonier, Inc.                                                                                      10,580,000
                                                                                                                          26,045,750
Physician Practice Management - 0.2%
           100,000    Matria Healthcare, Inc.*,#                                                                           2,886,000
Pipelines - 2.9%
           275,000    Magellan Midstream Partners L.P. #                                                                  11,902,000
           603,800    Regency Energy Partners L.P. #                                                                      19,019,700
           360,000    Williams Partners L.P. #                                                                            13,230,000
                                                                                                                          44,151,700
Poultry - 0.3%
           163,000    Pilgrim's Pride Corp.                                                                                3,982,090
Property and Casualty Insurance - 1.8%
           400,000    Infinity Property & Casualty Corp.                                                                  15,948,000
           204,200    RLI Corp. #                                                                                         11,516,880
                                                                                                                          27,464,880
Publishing - Books - 0.4%
           200,000    Scholastic Corp.*,#                                                                                  6,854,000
Publishing - Newspapers - 1.1%
         1,350,000    Lee Enterprises, Inc. #                                                                             16,119,000
Radio - 0.9%
         1,150,000    Entercom Communications Corp. #                                                                     14,156,500
REIT - Manufactured Homes - 0.9%
           325,000    Equity Lifestyle Properties, Inc. #                                                                 14,192,750
REIT - Office Property - 0.9%
           400,000    BioMed Realty Trust, Inc.                                                                            9,232,000
           118,000    Parkway Properties, Inc.                                                                             4,238,560
                                                                                                                          13,470,560
REIT - Warehouse and Industrial - 0.7%
           250,000    EastGroup Properties, Inc.                                                                          10,347,500
Resorts and Theme Parks - 1.6%
         1,100,000    Cedar Fair L.P.                                                                                     24,178,000
Retail - Apparel and Shoe - 2.2%
           575,000    Brown Shoe Company, Inc.                                                                             9,890,000
           586,400    Christopher & Banks Corp. #                                                                          7,488,328
           700,000    Foot Locker, Inc.                                                                                    9,583,000
           275,000    Men's Wearhouse, Inc.                                                                                7,009,750
                                                                                                                          33,971,078
Retail - Convenience Stores - 1.6%
           950,000    Casey's General Stores, Inc. #                                                                      24,700,000
Retail - Leisure Products - 0.6%
           550,000    MarineMax, Inc.*,#                                                                                   8,508,500
Retail - Propane Distribution - 0.8%
           400,000    Inergy L.P. #                                                                                       11,500,000
Retail - Restaurants - 0.6%
         1,100,000    Steak n Shake Co.*                                                                                   9,614,000
Savings/Loan/Thrifts - 2.8%
         1,100,000    First Niagara Financial Group, Inc.                                                                 13,992,000
           848,983    Flushing Financial Corp. ^                                                                          13,575,238
         1,150,000    Provident Financial Services, Inc.                                                                  15,812,500
                                                                                                                          43,379,738
Telecommunication Services - 0.7%
           575,000    Harris Stratex Networks, Inc. - Class A*                                                             6,261,750
           300,000    Premiere Global Services, Inc.*                                                                      3,657,000
                                                                                                                           9,918,750
Transportation - Railroad - 2.6%
         1,100,000    Kansas City Southern*,#                                                                             39,468,000
Transportation - Truck - 1.3%
           800,000    Heartland Express, Inc. #                                                                           13,000,000
           450,000    Saia, Inc.*                                                                                          6,349,500
                                                                                                                          19,349,500
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,102,357,548)                                                                               1,200,479,863
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 7.6%
       115,057,000    Calyon, New York Branch, 1.50%, dated 1/31/08 maturing
                      2/1/08, to be repurchased at $115,061,794 collateralized
                      by $104,561,811 in U.S. Treasuries 0.875% - 8.125%,
                      5/15/08 - 9/30/12 with a value
                      of $117,407,606 (cost $115,057,000)                                                                115,057,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $115,057,000)                                                                          115,057,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.5%
       141,088,146    Allianz Dresdner Daily Asset Fund +                                                                141,088,146
        64,728,548    Time Deposits +                                                                                     64,728,548
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $205,816,694)                                                                               205,816,694
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,423,231,242) - 100%                                                                  $1,521,353,557
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Israel                                         $   19,255,000               1.3%
United States ++                                1,502,098,557              98.7%
--------------------------------------------------------------------------------
Total                                          $1,521,353,557             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (77.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

-----------------------------------------------------------------------------------------------------------------------------------
                                           Purchases                    Sales               Realized       Dividend        Value
                                     Shares          Cost        Shares          Cost      Gain/(Loss)      Income      at 1/31/08
-----------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Computer Programs and Systems, Inc.    250,000   $ 5,523,179            --   $        --   $        --    $        --   $ 5,137,500
-----------------------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp.                   620,640     3,800,136       120,640     1,811,739      (485,375)            --    13,220,000
-----------------------------------------------------------------------------------------------------------------------------------
Flushing Financial Corp.                    --            --       151,017     2,558,154     2,484,651        120,000    13,575,238
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $ 9,323,315                 $ 4,369,893   $ 1,999,276    $   120,000   $31,932,738
-----------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 38.1%
           471,315    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                        $    6,254,355
           567,187    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                              6,136,967
           212,604    Janus Adviser International Equity Fund - I Shares                                                   2,553,370
           177,026    Janus Contrarian Fund                                                                                3,377,656
           114,850    Janus Growth and Income Fund                                                                         3,878,474
           217,281    Janus Orion Fund                                                                                     2,596,508
           102,369    Janus Overseas Fund                                                                                  5,226,974
            86,109    Janus Research Fund                                                                                  2,474,772
                                                                                                                          32,499,076

Fixed-Income Funds - 61.9%
         4,665,110    Janus Flexible Bond Fund                                                                            45,344,867
           270,822    Janus High-Yield Fund                                                                                2,437,394
         1,795,586    Janus Short-Term Bond Fund                                                                           5,207,201
                                                                                                                          52,989,462

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $84,831,009) - 100.0%                                                                   $   85,488,538
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 78.8%
         1,709,527    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                        $   22,685,425
         2,023,992    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                             21,899,597
         1,336,289    Janus Adviser International Equity Fund - I Shares                                                  16,048,832
           379,262    Janus Growth and Income Fund                                                                        12,807,694
           768,474    Janus Orion Fund                                                                                     9,183,260
           505,210    Janus Overseas Fund                                                                                 25,796,005
           480,356    Janus Research Fund                                                                                 13,805,429
           225,763    Janus Twenty Fund                                                                                   15,480,554
                                                                                                                         137,706,796

Fixed-Income Funds - 21.2%
         3,283,303    Janus Flexible Bond Fund                                                                            31,913,701
           561,298    Janus High-Yield Fund                                                                                5,051,685
                                                                                                                          36,965,386

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $170,193,586) - 100%                                                                    $  174,672,182
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds  - 57.9%
           954,543    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                        $   12,666,790
         1,028,667    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                             11,130,177
           632,706    Janus Adviser International Equity Fund                                                              7,598,800
           303,080    Janus Growth and Income Fund                                                                        10,235,028
           327,039    Janus Orion Fund                                                                                     3,908,115
           281,514    Janus Overseas Fund                                                                                 14,374,119
           255,844    Janus Research Fund                                                                                  7,352,953
            80,047    Janus Twenty Fund                                                                                    5,488,837
                                                                                                                          72,754,819

Fixed-Income Funds -  42.1%
         4,531,065    Janus Flexible Bond Fund                                                                            44,041,950
           399,404    Janus High-Yield Fund                                                                                3,594,631
         1,788,737    Janus Short-Term Bond Fund                                                                           5,187,337
                                                                                                                          52,823,918

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $123,326,598) - 100%                                                                  $  125,578,737
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
California - 0.3%
   $       300,000    Los Angeles Regional Airport Improvements Corp. Lease Revenue,
                      (Sublease - L.A. International), Variable Rate, 2.01%, 12/1/25                                  $      300,000
Colorado - 20.9%
           700,000    Arvada, Colorado, Variable Rate, 3.35%, 11/1/20                                                        700,000
         1,220,000    Aspen Valley Hospital District, Colorado, Variable Rate, 2.18%, 10/15/33                             1,220,000
         1,535,000    Aurora, Colorado, Centretech Metropolitan District, Series A, Variable Rate,
                      2.30%, 12/1/28                                                                                       1,535,000
         3,000,000    Brighton Crossing Metropolitan District No.4, Variable Rate, 2.36%, 12/1/34                          3,000,000
         1,990,000    Commerce City, Colorado, Northern Infrastructure General Improvement District,
                      Variable Rate, 2.25%, 12/1/31                                                                        1,990,000
         4,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, Variable Rate,
                      2.32%, 12/1/34                                                                                       4,000,000
         1,300,000    Ebert Metropolitan District Securitization Trust, Series 2005-S1, Variable Rate,
                      2.32%, 12/1/09                                                                                       1,300,000
         1,000,000    Four Mile Ranch Metropolitan District No. 1, Colorado, Variable Rate, 2.30%, 12/1/35                 1,000,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 2.25%, 12/1/30                                   2,750,000
         1,000,000    Telluride, Colorado, Excise Tax Revenue, (Open Space Project), Variable Rate,
                      2.74%, 12/1/36                                                                                       1,000,000
                                                                                                                          18,495,000
Delaware - 1.2%
         1,100,000    Delaware Economic Development Authority, (Archmere Academy, Inc. Project),
                      Variable Rate, 2.18%, 7/1/36                                                                         1,100,000
Florida - 7.6%
           660,000    Florida State Board Regent Housing Revenue, (Florida International University),
                      6.30%, 7/1/08                                                                                          668,030
         2,000,000    Jacksonville, Florida, Educational Facilities Revenue, (Edward Waters College Project),
                      Variable Rate, 2.20%, 12/1/29                                                                        2,000,000
         2,300,000    Orange County, Florida, Health Facilities Authority, (Presbyterian Retirement - A),
                      Variable Rate, 2.28%, 11/1/28                                                                        2,300,000
           500,000    Pinellas County, Florida, Health Facilities Authority Revenue, (Bayfront Project),
                      Variable Rate, 1.80%, 7/1/34                                                                           500,000
         1,220,000    Sarasota County, Florida, Continuing Care Retirement Community Revenue,
                      (Glenride Palmer Project), Variable Rate, 2.00%, 6/1/36                                              1,220,000
                                                                                                                           6,688,030
Georgia - 5.9%
         2,000,000    Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds, (Atlantic Station Project),
                      Variable Rate, 2.15%, 12/1/24                                                                        2,000,000
           800,000    Cobb County, Georgia, Housing Authority, (Cobb - Six Flags Association), Variable
                      Rate, 2.24%, 11/15/29                                                                                  800,000
         2,460,000    Roswell, Georgia, Housing Authority Multifamily Revenue, (Wood Crossing Project),
                      (Freddie Mac Insured), Variable Rate, 2.18%, 8/1/24                                                  2,460,000
                                                                                                                           5,260,000
Idaho - 0.6%
           500,000    Idaho Health Facilities Authority Revenue, (St. Luke's Regional Medical Center Project),
                      (FSA Insured), Variable Rate, 2.01%, 7/1/35                                                            500,000
Illinois - 13.0%
           600,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 2.21%, 12/1/14                              600,000
         4,825,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health Center), Program E-1,
                      Variable Rate, 2.20%-2.23%, 10/1/29                                                                  4,825,000
         2,400,000    Illinois Finance Authority Revenue, (Elgin Academy Project), Variable Rate, 2.22%, 6/1/37            2,400,000
         2,000,000    Illinois Finance Authority Revenue, (Resurrection Health), Series B, 2.05%, due 5/15/35              2,000,000
         1,700,000    Montgomery, Illinois, Special Service Area, (Blackberry Crossing West), Variable Rate,
                      2.20%, 3/1/25                                                                                        1,700,000
                                                                                                                          11,525,000
Indiana - 0.6%
           550,000    Indiana Hospital Equipment Financing Authority Revenue, Series A, Variable Rate,
                      2.28%, 12/1/15                                                                                         550,000
Iowa - 7.4%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate,
                      2.40%, 10/1/10                                                                                       5,250,000
         1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center Association),
                      Variable Rate, 2.35%, 3/1/22                                                                         1,275,000
                                                                                                                           6,525,000
Massachusetts - 3.5%
         2,300,000    Massachusetts State Health and Educational Facilities Authority Revenue,
                      (Alliance Health Southeastern), Variable Rate, 2.82%, due 7/1/37                                     2,300,000
           823,000    Massachusetts State Industrial Finance Agency, (Chestnut House Apartments), Variable Rate,
                      2.15%, 8/1/26                                                                                          823,000
                                                                                                                           3,123,000
Maryland - 3.2%
         1,300,000    Maryland State Economic Development Corporation, (Emerge Inc. Facilities), Series A,
                      Variable Rate, 2.78%, 4/1/22                                                                         1,300,000
         1,500,000    Maryland State Health & Higher Educational Facilities Authority Revenue,
                      (Bishop McNamara High School), Variable Rate, 2.79%, 7/1/32                                          1,500,000
                                                                                                                           2,800,000
Michigan - 1.6%
         1,390,000    Eastern Michigan University Revenues, (FGIC Insured), Series A, 5.80%, 6/1/08                        1,399,266
Minnesota - 2.9%
           300,000    North Suburban Hospital District Minnanoka & Ramsey Counties Hospital Revenue,
                      (Health Center), Variable Rate, 2.75%, 8/1/14                                                          300,000
         1,005,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue, (Goodwill/Easter Seals),
                      Variable Rate, 2.35%, 8/1/25                                                                         1,005,000
         1,300,000    Stillwater, Minnesota, Private School Facilities Revenue, (Catholic Finance
                      Corporation Project), Variable Rate, 2.35%, 12/1/22                                                  1,300,000
                                                                                                                           2,605,000
Missouri - 0.7%
           600,000    Missouri State Health and Educational Facilities Authority Revenue, (Cox Health Systems),
                      (MBIA Insured), Variable Rate, 1.88%, 6/1/15                                                           600,000
Nebraska - 2.2%
         1,900,000    Norfolk, Nebraska, Industrial Development Revenue, (Supervalu, Inc.), Variable Rate,
                      2.35%, 11/1/14                                                                                       1,900,000
Nevada - 1.2%
         1,100,000    Las Vegas, Nevada, Variable Purpose, Series C, Variable Note, 1.99%, due 6/1/36                      1,100,000
New York - 2.8%
         2,400,000    Nassau County, New York, Industrial Development Agency, (Amsterdam at Harborside),
                      Variable Rate, 2.00%, 1/1/28                                                                         2,400,000
           100,000    New York City, New York, (Sub series E2), Variable Rate, 1.88%, 8/1/21                                 100,000
                                                                                                                           2,500,000
North Carolina - 3.0%
           400,000    New Hanover County, North Carolina, Industrial Facilities and Pollution Central Financing,
                      (Corning Project), Variable Rate, 2.20%, 5/1/10                                                        400,000
         1,295,000    North Carolina Educational Facilities Finance Agency Revenue, (Queens College),
                      Variable Rate, 2.18%, 3/1/19                                                                         1,295,000
           925,000    North Carolina Housing Finance Agency, (Masonic Home), Variable Rate, 2.20%, 8/1/23                    925,000
                                                                                                                           2,620,000
Ohio - 4.4%
           995,000    Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, (Summner Project),
                      Variable Rate, 2.23%, due 12/1/32                                                                      995,000
         2,100,000    Geauga County, Ohio, (South Franklin Circle Project), Variable Rate, 2.04%, 9/1/42                   2,100,000
           830,000    Toledo Lucas County, Ohio, Port Authority Cultural Facilities Revenue, (Toledo Museum
                      of Art Project), Variable Rate, 2.21%, due 9/1/19                                                      830,000
                                                                                                                           3,925,000
Pennsylvania - 4.6%
         1,300,000    Delaware County Pennsylvania, (Dunwoody Village), Variable Rate, 2.18%, 4/1/30                       1,300,000
           300,000    Montgomery County, Pennsylvania, Industrial Development Authority Revenue,
                      (Gloria Dei Project), Variable Rate, 2.16%, 1/1/23                                                     300,000
         2,300,000    Moon Individual Development Authority, Pennsylvania, (Providence Point Project),
                      Variable Rate, 2.00%, 7/1/38                                                                         2,300,000
           200,000    South Fork Municipal Authority Hospital Revenue, (Conemaugh Health System), Series A,
                      Variable Rate, 3.50%, 7/1/28                                                                           200,000
                                                                                                                           4,100,000
Texas - 2.7%
           575,000    Bell County, Texas, Health Facilities Development, (Baptist Care, Inc.), Variable Rate,
                      2.45%, 5/1/23                                                                                          575,000
           500,000    Duncanville, Texas, Independent School District, 4.50%, 2/15/08                                        500,158
         1,300,000    North Central Health Facilities Development Corp. Revenue, (Presbyterian Medical Center),
                      Series D, Variable Rate, 3.25%, 12/1/15                                                              1,300,000
                                                                                                                           2,375,158
Washington - 4.1%
         1,625,000    Washington State Economic Development Revenue, (Benaroya Research), Variable Rate,
                      2.25%, 12/1/24                                                                                       1,625,000
         2,000,000    Washington State Housing Finance Community Revenue, (Eastside Catholic School),
                      Variable Rate, 2.24%, 7/1/38                                                                         2,000,000
                                                                                                                           3,625,000
Wisconsin - 4.3%
         1,495,000    Wisconsin Health and Educational Facilities Authority Revenue, 3 (Gundersen Lutheran),
                      (FGIC Insured), Series B, Variable Rate, 3.75%, 5/1/33                                               1,495,000
         2,265,000    Wisconsin State Health & Educational Facilities Authority Revenue, (Grace Lutheran
                      Foundation Project), Variable Rate, 2.17%, 6/1/25                                                    2,265,000
                                                                                                                           3,760,000
Wyoming - 1.3%
         1,150,000    Sweetwater County, Wyoming, Hospital Revenue, (Memorial Hospital Project), Series A,
                      Variable Rate, 2.16% - 2.18%, 9/1/37                                                                 1,150,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $88,525,454) - 100%                                                                   $   88,525,454
------------------------------------------------------------------------------------------------------------------------------------

FGIC- Financial Guaranty Insurance Co.
FSA- Financial Security Assurance, Inc.
MBIA- Municipal Bond Investors Assurance Corp.

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.8%
Advertising Sales - 1.0%
            33,378    Lamar Advertising Co.*                                                                          $    1,439,259
Aerospace and Defense - 2.0%
            38,140    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 1,655,276
            28,630    TransDigm Group, Inc.*                                                                               1,184,709
                                                                                                                           2,839,985
Auction House - Art Dealer - 1.1%
            19,590    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                        1,611,865
Audio and Video Products - 0.8%
            50,885    DTS, Inc.*,#                                                                                         1,109,802
Building - Mobile Home and Manufactured Homes - 0.7%
            29,060    Thor Industries, Inc.#                                                                               1,026,399
Casino Services - 1.5%
           292,326    Elixir Gaming Technologies Inc. Private Placement*                                                   1,324,237
            32,945    Scientific Games Corp. - Class A*,#                                                                    784,091
                                                                                                                           2,108,328
Chemicals - Plastics - 0.4%
            34,730    Metabolix, Inc.*                                                                                       633,128
Commercial Banks - 2.3%
            60,745    East West Bancorp, Inc.                                                                              1,461,525
            35,750    Westamerica Bancorporation#                                                                          1,770,340
                                                                                                                           3,231,865
Commercial Services - 3.9%
            33,965    CoStar Group, Inc.*                                                                                  1,438,078
            66,415    Iron Mountain, Inc.*                                                                                 2,284,012
            99,755    Standard Parking Corp.*                                                                              1,932,254
                                                                                                                           5,654,344
Commercial Services - Finance - 2.7%
            64,320    Euronet Worldwide, Inc.*,#                                                                           1,700,621
            45,910    Jackson Hewitt Tax Service, Inc.                                                                     1,015,988
            51,675    Riskmetrics Group, Inc.*                                                                             1,094,993
                                                                                                                           3,811,602
Computer Services - 0.9%
            20,125    IHS, Inc. - Class A*                                                                                 1,246,543
Computer Software - 0.7%
            38,930    Omniture, Inc.*,#                                                                                      962,350
Data Processing and Management - 1.0%
            19,455    NAVTEQ Corp.*                                                                                        1,437,725
Decision Support Software - 0.9%
            38,005    MSCI, Inc.*                                                                                          1,253,025
Diagnostic Kits - 0.8%
            21,435    IDEXX Laboratories, Inc.*                                                                            1,208,291
Distribution/Wholesale - 2.3%
            41,910    MWI Veterinary Supply, Inc.*                                                                         1,602,219
            61,571    NuCo2, Inc.                                                                                          1,736,918
                                                                                                                           3,339,137
Diversified Operations - 2.5%
            28,795    Crane Co.                                                                                            1,176,852
           948,000    Melco International Development, Ltd.                                                                1,330,698
         3,159,289    Polytec Asset Holdings, Ltd.                                                                         1,030,247
                                                                                                                           3,537,797
Electronic Components - Semiconductors - 4.1%
           522,981    ARM Holdings PLC                                                                                     1,223,469
            38,540    IPG Photonics Corp.*                                                                                   689,866
            42,235    Microchip Technology, Inc.                                                                           1,347,719
            90,005    Microsemi Corp.*                                                                                     2,044,913
            43,665    SiRF Technology Holdings, Inc.*,#                                                                      668,511
                                                                                                                           5,974,478
Electronic Connectors - 1.4%
            49,120    Amphenol Corp. - Class A                                                                             1,961,853
Electronic Measuring Instruments - 0.9%
            48,024    Trimble Navigation, Ltd.*                                                                            1,270,235
Energy - Alternate Sources - 0.9%
            24,635    JA Solar Holdings Company, Ltd. (ADR)*                                                               1,252,197
Filtration and Separations Products - 1.6%
            60,865    CLARCOR, Inc.                                                                                        2,283,046
Finance - Consumer Loans - 0.6%
            67,845    Nelnet, Inc. - Class A                                                                                 901,660
Finance - Other Services - 2.5%
           101,200    BM&F (Bolsa de Mercadorias e Futuros)                                                                  915,290
            38,720    FCStone Group, Inc.*                                                                                 1,717,232
            96,205    MarketAxess Holdings, Inc.*                                                                            909,137
                                                                                                                           3,541,659
Firearms and Ammunition - 1.1%
           167,945    Sturm Ruger and Company, Inc.*                                                                       1,506,467
Footwear and Related Apparel - 1.0%
            57,455    Wolverine World Wide, Inc.                                                                           1,454,186
Human Resources - 2.7%
           189,465    Resources Connection, Inc.*                                                                          3,965,502
Internet Applications Software - 0.3%
               931    E-Seikatsu Company, Ltd.*                                                                              380,907
Internet Content - Information/News - 0.3%
           145,890    Harris Interactive, Inc.*                                                                              462,471
Machinery - General Industrial - 0.8%
         1,475,570    Shanghai Electric Group Company, Ltd.#                                                               1,148,463
Medical - Drugs - 1.3%
           158,615    Achillion Pharmaceuticals, Inc.*,#                                                                     604,323
            85,205    Array BioPharma, Inc.*                                                                                 554,685
           101,485    BioForm Medical, Inc.*                                                                                 710,395
                                                                                                                           1,869,403
Medical Instruments - 1.3%
            55,690    CONMED Corp.*                                                                                        1,353,267
             2,126    Intuitive Surgical, Inc.*                                                                              540,004
                                                                                                                           1,893,271
Medical Products - 1.3%
             3,360    Nobel Biocare Holding A.G.                                                                             832,073
            69,715    Tomotherapy, Inc.*,#                                                                                 1,032,479
                                                                                                                           1,864,552
Oil - Field Services - 0.8%
            60,695    Acergy S.A. (ADR)                                                                                    1,105,256
Oil and Gas Drilling - 1.5%
            54,200    Helmerich & Payne, Inc.                                                                              2,125,724
Oil Companies - Exploration and Production - 1.8%
            81,905    Petrohawk Energy Corp.*                                                                              1,290,003
            41,390    Sandridge Energy, Inc.*,#                                                                            1,259,498
                                                                                                                           2,549,501
Physician Practice Management - 1.8%
            14,650    Healthways, Inc.*,#                                                                                    824,795
            24,700    Pediatrix Medical Group, Inc.*                                                                       1,681,823
                                                                                                                           2,506,618
Printing - Commercial - 1.3%
            49,820    VistaPrint, Ltd.*                                                                                    1,853,802
Publishing - Newspapers - 0.7%
            44,865    Dolan Media*                                                                                         1,016,641
Real Estate Operating/Development - 1.1%
            76,060    Rodobens Negocios Imobiliarios S.A.                                                                    809,056
            20,825    St. Joe Co.#                                                                                           808,427
                                                                                                                           1,617,483
REIT - Diversified - 1.1%
            91,699    CapitalSource, Inc.#                                                                                 1,504,781
Retail - Apparel and Shoe - 2.1%
            17,995    Abercrombie & Fitch Co. - Class A                                                                    1,434,022
            39,880    Nordstrom, Inc.                                                                                      1,551,332
                                                                                                                           2,985,354
Retail - Petroleum Products - 0.9%
            49,850    World Fuel Services Corp.                                                                            1,319,031
Retail - Restaurants - 0.8%
             9,280    Chipotle Mexican Grill, Inc. - Class A*,#                                                            1,129,747
Retail - Sporting Goods - 0.7%
            49,480    Zumiez, Inc.*,#                                                                                        951,500
Semiconductor Components/Integrated Circuits - 1.4%
           356,405    Atmel Corp.*                                                                                         1,126,240
            40,305    Cypress Semiconductor Corp.*                                                                           856,481
                                                                                                                           1,982,721
Specified Purpose Acquisition Company - 0.4%
            97,240    Information Services Group, Inc.*,#                                                                    562,047
Telecommunication Equipment - 1.4%
            45,495    CommScope, Inc.*                                                                                     2,017,703
Telecommunication Services - 4.8%
            33,940    Amdocs, Ltd. (U.S. Shares)*                                                                          1,123,075
            58,650    NeuStar, Inc. - Class A*                                                                             1,742,492
           142,990    SAVVIS, Inc.*                                                                                        2,888,397
            68,410    Time Warner Telecom, Inc. - Class A*                                                                 1,195,807
                                                                                                                           6,949,771
Theaters - 0.9%
            58,880    National Cinemedia, Inc.                                                                             1,341,875
Therapeutics - 1.2%
            16,360    Amylin Pharmaceuticals, Inc.*,#                                                                        485,074
            81,575    MannKind Corp.*,#                                                                                      644,442
            30,235    Theravance, Inc.*,#                                                                                    596,537
                                                                                                                           1,726,053
Toys - 1.0%
            68,270    Mattel, Inc.                                                                                         1,434,353
Transactional Software - 1.2%
            74,425    Solera Holdings, Inc.*                                                                               1,696,146
Transportation - Equipment and Leasing - 1.1%
            40,425    GATX Corp.                                                                                           1,519,980
Transportation - Marine - 2.9%
           222,325    Horizon Lines, Inc. - Class A#                                                                       4,177,487
Transportation - Services - 2.4%
            40,255    C.H. Robinson Worldwide, Inc.                                                                        2,235,762
           428,000    Integrated Distribution Services Group, Ltd.                                                         1,252,266
                                                                                                                           3,488,028
Transportation - Truck - 2.7%
            69,510    Forward Air Corp.                                                                                    2,154,810
            58,720    Old Dominion Freight Line, Inc.*                                                                     1,711,688
                                                                                                                           3,866,498
Web Hosting/Design - 1.8%
            19,905    Equinix, Inc.*,#                                                                                     1,503,425
           204,650    Terremark Worldwide, Inc.*,#                                                                         1,158,319
                                                                                                                           2,661,744
Wireless Equipment - 2.4%
           115,175    SBA Communications Corp. - Class A*                                                                  3,410,332
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $127,576,497)                                                                                   125,681,971
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.1%
           370,000    Janus Institutional Cash Management Fund - Institutional Shares - 3.95%                                370,000
         2,598,000    Janus Institutional Money Market Fund - Institutional Shares - 3.81%                                 2,598,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,968,000)                                                                                      2,968,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.1%
        12,481,002    Allianz Dresdner Daily Asset Fund+                                                                  12,481,002
         1,999,638    Time Deposits+                                                                                       1,999,638
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $14,480,640)                                                                                 14,480,640
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $145,025,137) - 100%                                                                    $  143,130,611
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $    1,853,802               1.3%
Brazil                                              3,379,622               2.4%
Canada                                              1,611,865               1.1%
Cayman Islands                                      1,030,247               0.7%
China                                               2,400,660               1.7%
Hong Kong                                           2,582,964               1.8%
Japan                                                 380,907               0.3%
Switzerland                                           832,073               0.6%
United Kingdom                                      2,346,544               1.6%
United States++                                   126,711,927              88.5%
--------------------------------------------------------------------------------
Total                                          $  143,130,611             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (76.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.4%
Aerospace and Defense - 1.0%
        12,639,458    BAE Systems PLC                                                                                $   117,739,895
Agricultural Chemicals - 15.3%
         3,236,395    Monsanto Co.                                                                                       363,900,254
         6,680,695    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             941,176,311
         1,863,104    Syngenta A.G.                                                                                      491,530,378
                                                                                                                       1,796,606,943
Agricultural Operations - 4.1%
         4,109,675    Bunge, Ltd. #                                                                                      486,873,197
Audio and Video Products - 2.4%
         5,951,965    Sony Corp. (ADR)                                                                                   282,658,818
Casino Hotels - 1.0%
         1,286,800    Las Vegas Sands Corp.*, #                                                                          112,813,756
Computers - 11.7%
         4,190,620    Apple, Inc.*                                                                                       567,242,323
         8,632,255    Research In Motion, Ltd. (U.S. Shares)*                                                            810,396,100
                                                                                                                       1,377,638,423
Cosmetics and Toiletries - 3.4%
         6,129,820    Procter & Gamble Co.                                                                               404,261,629
Diversified Minerals - 4.0%
        15,780,640    Companhia Vale do Rio Doce (ADR)#                                                                  473,103,587
Engineering - Research and Development Services - 2.4%
        11,490,470    ABB, Ltd.                                                                                          287,575,902
Entertainment Software - 0.8%
         1,998,780    Electronic Arts, Inc.*                                                                              94,682,209
Finance - Investment Bankers/Brokers - 6.0%
         2,166,180    Goldman Sachs Group, Inc.                                                                          434,903,958
         1,965,645    Lehman Brothers Holdings, Inc.                                                                     126,135,440
         2,598,280    Merrill Lynch & Company, Inc.                                                                      146,542,992
                                                                                                                         707,582,390
Finance - Other Services - 1.1%
           208,340    CME Group, Inc.                                                                                    128,941,626
Medical - Biomedical and Genetic - 5.8%
         9,833,846    Celgene Corp.*                                                                                     551,777,099
         1,939,626    Genentech, Inc.*                                                                                   136,142,349
                                                                                                                         687,919,448
Medical - Drugs - 2.1%
         1,391,568    Roche Holding A.G.                                                                                 252,192,720
Oil Companies - Exploration and Production - 5.1%
         1,575,080    Apache Corp.                                                                                       150,325,635
         1,652,972    EOG Resources, Inc. #                                                                              144,635,050
         4,567,825    Occidental Petroleum Corp.                                                                         310,018,283
                                                                                                                         604,978,968
Oil Companies - Integrated - 4.0%
         5,163,405    Hess Corp. #                                                                                       468,992,076
Optical Supplies - 2.7%
         2,270,840    Alcon, Inc. (U.S. Shares) #                                                                        322,459,280
Retail - Apparel and Shoe - 0.9%
         2,112,451    Industria de Diseno Textil S.A.                                                                    106,028,425
Retail - Consumer Electronics - 1.3%
         1,476,470    Yamada Denki Company, Ltd.                                                                         157,736,154
Retail - Drug Store - 3.3%
         9,867,010    CVS/Caremark Corp.                                                                                 385,504,081
Retail - Major Department Stores - 0.9%
         2,141,695    J.C. Penney Company, Inc.                                                                          101,537,760
Therapeutics - 4.8%
        12,289,505    Gilead Sciences, Inc.*, #                                                                          561,507,483
Web Portals/Internet Service Providers - 5.3%
         1,115,466    Google, Inc. - Class A*                                                                            629,457,464
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,080,040,805)                                                                              10,548,792,234
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.3%
       519,558,593    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                             519,558,593
       573,812,750    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                573,812,750
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,093,371,343)                                                                              1,093,371,343
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.3%
       135,531,332    Allianz Dresdner Daily Asset Fund +                                                                135,531,332
        15,059,252    Time Deposits +                                                                                     15,059,252
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $150,590,584)                                                                               150,590,584
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,324,002,732) - 100%                                                                $ 11,792,754,161
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country- (Long Positions)
January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                       $   486,873,197               4.1%
Brazil                                            473,103,587               4.0%
Canada                                          1,751,572,411              14.9%
Japan                                             440,394,972               3.7%
Spain                                             106,028,425               0.9%
Switzerland                                     1,353,758,280              11.5%
United Kingdom                                    117,739,895               1.0%
United States++                                 7,063,283,394              59.9%
--------------------------------------------------------------------------------
Total                                         $11,792,754,161             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (49.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.2%
Advanced Materials/Products - 0.5%
           171,161    Ceradyne, Inc.*,#                                                                              $     8,241,402
Advertising Agencies - 0.3%
           539,695    MDC Partners, Inc. (U.S. Shares)*                                                                    4,560,423
Advertising Sales - 0.2%
           160,065    Airmedia Group, Inc.*,#                                                                              3,663,888
Applications Software - 0.5%
           564,105    Quest Software, Inc.*                                                                                8,433,370
Auction House - Art Dealer - 0.3%
           154,085    Sotheby's Holdings, Inc. - Class A                                                                   4,787,421
Audio and Video Products - 0.4%
           274,765    DTS, Inc.*,#                                                                                         5,992,625
Automotive - Truck Parts and Equipment - Replacement - 0.3%
           588,688    Motorcar Parts of America, Inc.*,+++,^                                                           5,003,848
Casino Hotels - 0.4%
         1,451,136    Century Casinos, Inc.*, #,^                                                                          6,834,851
Casino Services - 2.3%
         4,404,201    Elixir Gaming Technologies Inc. Private Placement*,^                                                19,951,031
         9,592,920    Dore Holdings, Ltd.                                                                                  1,517,651
           482,833    Pokertek, Inc.*,^                                                                                    3,611,591
         5,366,201    Progressive Gaming International Corp.*,#                                                           13,200,854
                                                                                                                          38,281,127
Chemicals - Plastics - 0.2%
           213,595    Metabolix, Inc.*                                                                                     3,893,837
Commercial Services - 3.2%
           723,415    CoStar Group, Inc.*                                                                                 30,629,390
            44,645    HMS Holdings, Corp.*                                                                                 1,410,782
         2,346,939    Intermap Technologies, Ltd.*,^                                                                      17,418,505
           229,805    Providence Service Corp.*,#                                                                          6,786,142
                                                                                                                          56,244,819
Commercial Services - Finance - 2.6%
           380,380    Bankrate, Inc.*,#                                                                                   20,628,008
           444,050    Euronet Worldwide, Inc.*,#                                                                          11,740,682
           567,390    Riskmetrics Group, Inc.*                                                                            12,022,994
                                                                                                                          44,391,684
Communications Software - 0.1%
           171,955    DivX, Inc.*,#                                                                                        2,450,359
Computer Graphics - 0.7%
           817,532    Monotype Imaging Holdings, Inc.*,#                                                                  12,083,123
Computer Services - 0.7%
             5,407    IHS, Inc. - Class A*                                                                                   334,910
         3,140,420    LivePerson, Inc.*,^                                                                                 12,247,638
                                                                                                                          12,582,548
Computer Software - 1.4%
           962,530    Omniture, Inc.*,#                                                                                   23,793,742
Computers - Memory Devices - 0.8%
           594,210    Data Domain, Inc.*,#                                                                                13,393,493
Computers - Other - 0.3%
       390,453,455    A-Max Holdings, Ltd.*                                                                                4,595,995
Consulting Services - 1.2%
           286,281    Huron Consulting Group, Inc.*,#                                                                     20,560,701
Consumer Products - Miscellaneous - 1.4%
           950,745    Jarden Corp.*,#                                                                                     23,806,655
Data Processing and Management - 0.1%
            72,010    BladeLogic, Inc.*,#                                                                                  1,183,124
Decision Support Software - 0.3%
           134,100    MSCI, Inc.*                                                                                          4,421,277
Direct Marketing - 0.6%
         1,504,932    ValueVision Media, Inc.*,#                                                                           9,450,973
Distribution/Wholesale - 1.8%
           269,866    MWI Veterinary Supply, Inc.*                                                                        10,316,977
           699,035    NuCo2, Inc. ^                                                                                       19,719,778
                                                                                                                          30,036,755
Diversified Operations - 1.0%
        28,151,608    Polytec Asset Holdings, Ltd.                                                                         9,180,268
         5,207,943    Wyndcrest Holdings LLC*,oo,+++,^                                                                     7,291,120
                                                                                                                          16,471,388
Drug Delivery Systems - 0.8%
           904,930    I-Flow Corp.*,#                                                                                     12,940,499
E-Commerce/Products - 1.0%
            29,670    The Parent Company#                                                                                    169,119
           973,062    Baby Universe, Inc.*,^                                                                               5,546,453
           313,535    Mercadolibre, Inc.*,#                                                                               11,610,201
                                                                                                                          17,325,773
E-Commerce/Services - 0.5%
         3,127,885    Think Partnership, Inc.*,#                                                                           4,160,087
         4,720,398    Workstream, Inc. (U.S. Shares)*,#,^                                                                  4,909,214
                                                                                                                           9,069,301
Electronic Components - Semiconductors - 1.6%
           673,620    IPG Photonics Corp.*,#                                                                              12,057,798
           186,255    Microsemi Corp.*,**                                                                                  4,231,714
           733,685    SiRF Technology Holdings, Inc.*,#                                                                   11,232,717
                                                                                                                          27,522,229
E-Marketing/Information - 0.7%
            84,745    comScore, Inc.*                                                                                      2,268,624
           271,900    Constant Contact, Inc.*,#                                                                            5,796,908
           195,230    ValueClick, Inc.*,#                                                                                  4,261,871
                                                                                                                          12,327,403
Energy - Alternate Sources - 1.0%
           337,375    JA Solar Holdings Company, Ltd. (ADR)*                                                              17,148,771
Engineering - Research and Development Services - 0.3%
           172,125    Stanley, Inc.*                                                                                       4,798,845
Enterprise Software/Services - 3.3%
           178,170    Concur Technologies, Inc.                                                                            6,246,640
           215,910    MedAssets, Inc.*,#                                                                                   4,350,587
           229,245    Salary.com, Inc.*                                                                                    2,393,318
         1,565,590    Ultimate Software Group, Inc.*,^                                                                    42,349,209
                                                                                                                          55,339,754
E-Services/Consulting - 0.8%
           804,165    GSI Commerce, Inc.*,#                                                                               13,091,806
Finance - Investment Bankers/Brokers - 1.4%
           267,185    Duff & Phelps Corp.*,#                                                                               4,940,251
           362,930    Evercore Partners, Inc. - Class A                                                                    6,605,326
           417,485    optionsXpress Holdings, Inc.#                                                                       11,322,193
                                                                                                                          22,867,770
Finance - Other Services - 1.1%
         1,335,750    BM&F (Bolsa de Mercadorias e Futuros)                                                               12,081,015
           145,560    FCStone Group, Inc.*,#                                                                               6,455,586
                                                                                                                          18,536,601
Firearms and Ammunition - 0.9%
         1,256,365    Smith & Wesson Holding Corp.*,#                                                                      5,967,734
         1,052,040    Sturm Ruger and Company, Inc.*,#                                                                     9,436,799
                                                                                                                          15,404,533
Food - Diversified - 0%
            79,000    FU JI Food & Catering Services                                                                         136,267
Gambling - Non-Hotel - 0.7%
           907,650    Great Canadian Gaming Corp.*                                                                        11,709,571
Hotels and Motels - 1.5%
         1,901,500    Kingdom Hotel Investments (ADR)*                                                                    15,703,846
           200,410    Orient-Express Hotel, Ltd. - Class A#                                                               10,371,218
                                                                                                                          26,075,064
Human Resources - 1.5%
           335,890    HireRight, Inc.*                                                                                     2,855,065
           424,790    Kenexa Corp.*,#                                                                                      7,544,270
           738,105    Resources Connection, Inc.*                                                                         15,448,538
                                                                                                                          25,847,873
Identification Systems and Devices - 0.7%
           864,775    L-1 Identity Solutions, Inc.*,#                                                                     11,769,588
Internet Applications Software - 0.8%
           472,245    DealerTrack Holdings, Inc.*                                                                         12,731,725
Internet Connectivity Services - 0.1%
           115,235    Internap Network Services Corp.*,#                                                                   1,016,373
Internet Content - Information/News - 1.2%
         1,556,370    Harris Interactive, Inc.*                                                                            4,933,693
         1,640,185    Health Grades, Inc.*, ^                                                                              9,414,662
           408,795    TechTarget*,#                                                                                        5,441,061
                                                                                                                          19,789,416
Investment Companies - 0.6%
           609,288    Hercules Technology Growth Capital, Inc.#                                                            7,098,205
           230,960    UTEK Corp.*                                                                                          2,829,260
            30,000    UTEK Corp.*,#                                                                                          367,500
                                                                                                                          10,294,965
Marine Services - 0.5%
         1,548,955    Odyssey Marine Exploration, Inc.*,#                                                                  7,806,733
Medical - Nursing Homes - 0.4%
           499,050    Skilled Healthcare Group, Inc.*                                                                      6,936,795
Medical - Outpatient and Home Medical Care - 1.1%
           684,932    Hythiam, Inc.*                                                                                       1,746,577
         1,549,375    Hythiam, Inc.*                                                                                       3,950,906
           557,450    LHC Group LLC*,#                                                                                    12,854,797
                                                                                                                          18,552,280
Medical Information Systems - 0.2%
           181,380    Allscripts Healthcare Solutions, Inc.*,#                                                             2,689,865
Medical Instruments - 0.1%
           151,130    Trans1 Inc.*,#                                                                                       2,204,987
Medical Labs and Testing Services - 0.8%
           205,893    Bio-Reference Laboratories, Inc.*,#                                                                  5,641,468
           227,067    Genoptix, Inc.*,#                                                                                    8,449,163
                                                                                                                          14,090,631
Medical Products - 1.0%
           809,990    PSS World Medical, Inc.*,#                                                                          14,004,727
           162,870    Tomotherapy, Inc.*,#                                                                                 2,412,105
                                                                                                                          16,416,832
Motion Pictures and Services - 1.6%
         2,915,560    Lions Gate Entertainment Corp. (U.S. Shares)*                                                       27,668,664
MRI and Medical Diagnostic Imaging Center - 0.3%
           539,695    Radnet, Inc.*,#                                                                                      4,862,652
MRI Equipment - 0.2%
           215,925    Virtual Radiologic Corp.*                                                                            3,269,105
Music - 0.4%
         4,750,000    Genius Products, Inc.*,+++, ^                                                                        6,412,500
           100,000    Genius Products, Inc.*                                                                                 135,000
                                                                                                                           6,547,500
Networking Products - 1.3%
           785,360    Infinera Corp.*                                                                                      8,002,818
           776,470    Starent Networks Corp.*,#                                                                            9,597,170
           388,915    Switch and Data, Inc.*,#                                                                             4,278,065
                                                                                                                          21,878,053
Not Found - 0.4%
           178,170    Concur Technologies, Inc.                                                                            6,246,640
Oil - Field Services - 0.8%
           229,860    Basic Energy Services, Inc.*,#                                                                       4,112,195
           563,928    Flint Energy Services, Ltd.*                                                                         9,269,588
                                                                                                                          13,381,783
Oil Companies - Exploration and Production - 0.8%
           277,860    Carrizo Oil & Gas, Inc.*,#                                                                          13,526,225
Pharmacy Services - 0.9%
           581,020    HealthExtras, Inc.*                                                                                 16,065,203
Physical Therapy and Rehabilitation Centers - 0.4%
           247,890    Psychiatric Solutions, Inc.*,#                                                                       7,478,841
Physician Practice Management - 2.3%
           148,490    Athenahealth, Inc.*,#                                                                                4,662,586
           364,740    Healthways, Inc.*                                                                                   20,534,862
           192,210    Pediatrix Medical Group, Inc.*                                                                      13,087,579
                                                                                                                          38,285,027
Printing - Commercial - 2.6%
           178,660    Cenveo, Inc.*,#                                                                                      2,776,376
         1,121,479    VistaPrint, Ltd.*,#                                                                                 41,730,234
                                                                                                                          44,506,610
Private Corrections - 1.0%
           712,880    Geo Group, Inc.*,#                                                                                  17,052,090
Publishing - Newspapers - 0.8%
           631,705    Dolan Media*,#                                                                                      14,314,435
Real Estate Management/Services - 0.8%
           691,720    E-House China Holdings, Ltd. (ADR)*,#                                                               12,782,986
Real Estate Operating/Development - 2.5%
         2,026,094    LPS Brasil - Consultoria de Imoveis S.A.                                                            37,974,856
           345,965    Rodobens Negocios Imobiliarios S.A.                                                                  3,680,060
                                                                                                                          41,654,916
Retail - Perfume and Cosmetics - 0.1%
           106,935    Ulta Salon, Cosmetics & Fragrance, Inc.*                                                             1,629,689
Retail - Petroleum Products - 1.1%
           693,435    World Fuel Services Corp.                                                                           18,348,290
Retail - Sporting Goods - 0.7%
           605,790    Zumiez, Inc.*,#                                                                                     11,649,342
Schools - 1.3%
           166,659    American Public Education, Inc.*                                                                     6,568,031
           684,565    Anhanguera Educacional*                                                                             10,124,397
            50,825    Capella Education Co.*                                                                               3,206,041
           290,355    Corinthian Colleges, Inc.*                                                                           2,453,500
                                                                                                                          22,351,969
Specified Purpose Acquisition Company - 0.7%
         1,961,073    Information Services Group, Inc.*,#                                                                 11,335,002
Telecommunication Services - 2.1%
           418,588    012 Smile.Communications, Ltd.*                                                                      5,064,915
           604,830    NeuStar, Inc. - Class A*                                                                            17,969,499
           389,015    SAVVIS, Inc.*,#                                                                                      7,858,103
         1,314,078    UCN, Inc.*                                                                                           5,059,200
                                                                                                                          35,951,717
Theaters - 0.9%
           674,530    National Cinemedia, Inc.#                                                                           15,372,539
Toys - 0.9%
           563,450    Marvel Entertainment, Inc.*,#                                                                       15,889,290
Transactional Software - 3.2%
         1,145,980    Innerworkings, Inc.*,#                                                                              15,871,822
           998,240    Solera Holdings, Inc.*                                                                              22,749,889
           632,570    SXC Health Solutions Corp. (U.S. Shares)*                                                            9,596,087
           445,360    Yucheng Technologies Ltd.*                                                                           6,315,205
                                                                                                                          54,533,003
Transportation - Marine - 1.5%
         1,323,123    Horizon Lines, Inc. - Class A#                                                                      24,861,481
Transportation - Truck - 1.5%
           580,250    Forward Air Corp.                                                                                   17,987,750
           431,495    Heartland Express, Inc.#                                                                             7,011,794
                                                                                                                          24,999,544
Veterinary Diagnostics - 0.2%
           341,695    Animal Health International, Inc.*                                                                   4,100,340
Web Hosting/Design - 3.1%
           482,567    Equinix, Inc.*,#                                                                                    36,448,285
         3,704,519    NaviSite Inc.*,^                                                                                    16,670,336
                                                                                                                          53,118,621
Wire and Cable Products - 0.7%
           623,061    Fushi International, Inc. Private Placement*                                                        11,009,488
Wireless Equipment - 0.1%
            65,160    SBA Communications Corp. - Class A*                                                                  1,929,388
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,219,100,123)                                                                               1,366,461,854
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
Automotive - Truck Parts and Equipment - Replacement - 0%
            88,303    Motorcar Parts of America, Inc. - expires 5/17/12  oo,+++                                               78,501
Casino Services - 0.2%
           146,926    Pokertek, Inc. - expires 4/23/12*,oo,+++                                                               241,825
Music - 0%
         1,425,000    Genius Products, Inc. - expires 12/5/10 oo,+++                                                          78,803
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $1,994,295)                                                                                             399,129
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.1%
            80,391    Baby Universe, Inc., expires 10/23/09
                           exercise price $6.40 oo,***                                                                       167,254
            20,231    Baby Universe, Inc., expires 10/23/09
                           exercise price $6.85 oo,***                                                                        39,778
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $286,075)                                                                     207,032
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 18.7%
       226,800,066    Allianz Dresdner Daily Asset Fund +                                                                226,800,066
                      Time Deposits:
        16,810,989     ABN Amro Bank N.V., 3.0625%, 2/1/08+                                                               16,810,989
        16,810,989     Calyon, 3.125%, 2/1/08+                                                                            16,810,989
        16,810,989     Deutsche Bank Securities, Inc., 3.125%, 2/1/08+                                                    16,810,989
         8,405,495     ING Financial Markets LLC, 3.08%, 2/1/08+                                                           8,405,495
        16,810,989     Lloyds TSB Group PLC, 3.08%, 2/1/08+                                                               16,810,989
           385,487     Natixis, 3.09%, 2/1/08+                                                                               385,487
         6,724,396     Rabobank Nederland, 3.0625%, 2/1/08+                                                                6,724,396
         6,724,396     Svenska Handelsbanken AB, 3.25%, 2/1/08+                                                            6,724,396
                                                                                                                          89,483,730
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $316,283,796)                                                                               316,283,796
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,537,664,289) - 100.2%                                                               $ 1,683,351,811
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.2)%
Electronic Components - Semiconductors - (0.2)%
           273,580    Semtech Corp.*
                      (proceeds $3,396,494)                                                                              (3,493,617)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,534,267,795) - 100%                                                                 $ 1,679,858,194
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country- (Long Positions)
January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                       $    58,215,098               3.4%
Brazil                                             63,860,328               3.8%
Canada                                             85,132,052               5.1%
Cayman Islands                                     25,020,381               1.5%
China                                              29,931,757               1.8%
United States++                                 1,421,192,195              84.4%
--------------------------------------------------------------------------------
Total                                         $ 1,683,351,811             100.0%
================================================================================

++    Includes Other Securities (65.7% excluding Other Securities)

Summary of Investments by Country- (Short Positions)
January 31, 2008 (unaudited)
                                                                 % of Securities
Country                                                 Value         Sold Short
--------------------------------------------------------------------------------
United States                                      (3,493,617)            100.0%
--------------------------------------------------------------------------------
Total                                          $   (3,493,617)            100.0%


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of January 31, 2008)

-----------------------------------------------------------------------------------------------
                                                                             Value as a % of
Janus Venture Fund                                            Value       Investment Securities
-----------------------------------------------------------------------------------------------
Baby Universe, Inc. - expires 10/23/09                     $  167,254             0.1%
Baby Universe, Inc. - expires 10/23/09                         39,778             0.0%
Genius Products, Inc. - expires 12/5/10                        78,803             0.0%
Motorcar Parts of America, Inc. - expires 4/23/12              78,501             0.0%
Pokertek, Inc. - expires 4/23/12                              241,825             0.2%
Wyndcrest Holdings LLC                                      7,291,120             0.4%
                                                           $7,897,281             0.7%
-----------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++   Schedule of Restricted and Illiquid Securities (as of January 31, 2008)

                                                                                                                   Value as a %
                                                              Acquisition      Acquisition                         of Investment
                                                                  Date             Cost              Value           Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Genius Products, Inc.                                           12/5/05            8,417,000         6,412,500          0.4%
Genius Products, Inc. - expires 12/5/10 oo                      12/5/05            1,083,000            78,803          0.0%
Motorcar Parts of America, Inc.                                 5/17/07            6,276,886         5,003,848          0.3%
Motorcar Parts of America, Inc. - expires 5/17/12 oo            5/17/07              198,682            78,501          0.0%
Pokertek, Inc. - expires 4/23/12 oo                             4/23/07              712,613           241,825          0.2%
Wyndcrest Holdings LLC oo                                       7/26/07            7,291,720         7,291,120          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                $ 23,979,901      $ 19,185,400          1.3%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2008. The issuer incurs all registration costs.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

                                         Purchases                    Sales               Realized         Dividend        Value
                                  Shares          Cost         Shares        Cost        Gain/(Loss)        Income        at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Baby Universe, Inc.                      --  $         --             --  $         --   $         --    $         --   $  5,546,453
Century Casinos, Inc.                    --            --         76,955       537,715        (63,000)             --      6,834,851
Elixir Gaming Technologies, Inc.
Private Placement                        --            --             --            --             --              --     19,951,031
Genius Products, Inc.                    --            --             --            --             --              --      6,412,500
Health Grades, Inc.                      --            --             --            --             --              --      9,414,662
Intermap Technologies, Ltd.              --            --             --            --             --              --     17,418,505
LivePerson, Inc.                         --            --             --            --             --              --     12,247,638
Motorcar Parts of America, Inc.          --            --             --            --             --              --      5,003,848
NaviSite, Inc.                      488,314     2,641,430             --            --             --              --     16,670,336
NuCo2, Inc.                              --            --        104,295     2,944,670       (130,792)             --     19,719,778
Pokertek, Inc.                           --            --             --            --             --              --      3,611,591
Ultimate Software Group, Inc.            --            --             --            --             --              --     42,349,209
Workstream, Inc.                    219,904     1,187,328        219,904     1,187,328     (1,027,960)             --      4,909,214
Wyndcrest Holdings LLC                   --            --             --            --             --              --      7,291,120
------------------------------------------------------------------------------------------------------------------------------------
                                             $  2,641,430                 $  4,669,713   $ (1,221,752)   $         --   $177,380,736
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                              $      3,067,200

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.0%
Agricultural Chemicals - 2.9%
           450,895    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                         $    63,522,087
           230,049    Syngenta A.G.                                                                                       60,692,303
                                                                                                                         124,214,390
Apparel Manufacturers - 2.3%
         7,513,000    Esprit Holdings, Ltd.                                                                               97,709,291
Applications Software - 1.1%
        13,945,051    Misys PLC                                                                                           48,245,096
Audio and Video Products - 1.1%
           952,100    Sony Corp. #                                                                                        45,530,050
Automotive - Cars and Light Trucks - 0%
                49    Nissan Motor Company, Ltd.*                                                                                470
Broadcast Services and Programming - 1.3%
         1,322,720    Liberty Global, Inc. - Class A*                                                                     53,451,115
Building - Residential and Commercial - 7.7%
         2,744,045    Centex Corp. #                                                                                      76,229,570
         2,811,365    Lennar Corp. - Class A#                                                                             57,914,119
         4,646,165    Pulte Homes, Inc. #                                                                                 75,918,336
         3,386,820    Ryland Group, Inc. #, ^                                                                            114,169,701
                                                                                                                         324,231,726
Building and Construction Products - Miscellaneous - 1.0%
         1,173,025    USG Corp.*,#                                                                                        42,932,715
Casino Hotels - 0.9%
         3,375,762    Crown, Ltd.*                                                                                        35,267,846
         5,095,000    Galaxy Entertainment Group, Ltd.*,#                                                                  3,857,220
                                                                                                                          39,125,066
Cellular Telecommunications - 1.1%
        13,366,353    Vodafone Group PLC                                                                                  46,904,223
Chemicals - Diversified - 1.2%
           952,000    Shin-Etsu Chemical Company, Ltd.*                                                                   50,147,512
Computers - 4.5%
         9,504,775    Dell, Inc.*                                                                                        190,475,691
Distribution/Wholesale - 1.0%
        10,702,400    Li & Fung, Ltd.                                                                                     41,162,453
Diversified Operations - 1.2%
         1,302,332    Tyco International, Ltd.                                                                            51,259,788
E-Commerce/Products - 1.0%
           533,310    Amazon.com, Inc.*,#                                                                                 41,438,187
E-Commerce/Services - 5.1%
         5,125,275    eBay, Inc.*                                                                                        137,818,645
         1,456,411    Expedia, Inc.*,#                                                                                    33,526,581
         1,713,490    IAC/InterActiveCorp*,#                                                                              44,447,931
                                                                                                                         215,793,157
Electronic Components - Miscellaneous - 3.4%
         2,561,298    Koninklijke (Royal) Philips Electronics N.V.                                                       100,467,842
         1,302,332    Tyco Electronics, Ltd.                                                                              44,031,845
                                                                                                                         144,499,687
Electronic Components - Semiconductors - 2.5%
        11,169,749    ARM Holdings PLC                                                                                    26,130,659
            52,620    Samsung Electronics Company, Ltd.                                                                   33,746,595
         1,493,035    Texas Instruments, Inc. #                                                                           46,179,573
                                                                                                                         106,056,827
Energy - Alternate Sources - 0.4%
           288,325    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       15,780,027
Finance - Investment Bankers/Brokers - 5.2%
         1,120,965    Citigroup, Inc.                                                                                     31,633,632
         2,651,223    JP Morgan Chase & Co.                                                                              126,065,653
         1,486,336    UBS A.G.                                                                                            61,525,993
                                                                                                                         219,225,278
Finance - Mortgage Loan Banker - 1.6%
           359,320    Fannie Mae                                                                                          12,166,575
           741,596    Housing Development Finance Corporation, Ltd.                                                       53,911,087
                                                                                                                          66,077,662
Insurance Brokers - 3.2%
         3,776,175    Willis Group Holdings, Ltd.                                                                        133,072,407
Investment Companies - 0.1%
           356,191    RHJ International*                                                                                   4,329,792
Medical - Biomedical and Genetic - 0.9%
           827,240    Amgen, Inc.*                                                                                        38,541,112
Medical - Drugs - 1.5%
           585,585    Merck & Company, Inc.                                                                               27,100,874
           203,479    Roche Holding A.G.                                                                                  36,876,331
                                                                                                                          63,977,205
Medical - HMO - 2.3%
           429,020    Aetna, Inc.                                                                                         22,849,605
           340,970    Coventry Health Care, Inc.*                                                                         19,292,083
         1,044,785    UnitedHealth Group, Inc.                                                                            53,116,869
                                                                                                                          95,258,557
Medical Products - 1.4%
         1,302,332    Covidien, Ltd.                                                                                      58,123,077
Multimedia - 0.3%
         3,375,762    Consolidated Media Holdings, Ltd.                                                                   13,643,903
Networking Products - 1.4%
         2,371,435    Cisco Systems, Inc.*                                                                                58,100,158
Pharmacy Services - 1.3%
         1,106,140    Medco Health Solutions, Inc.*,#                                                                     55,395,491
Property and Casualty Insurance - 4.7%
         1,935,700    First American Corp.                                                                                84,299,735
         2,937,100    Millea Holdings, Inc.*                                                                             112,152,116
                                                                                                                         196,451,851
Real Estate Management/Services - 1.9%
           523,400    Daito Trust Construction Company, Ltd.*                                                             28,167,847
         2,012,000    Mitsubishi Estate Company, Ltd.*                                                                    53,517,337
                                                                                                                          81,685,184
Real Estate Operating/Development - 1.0%
         9,682,000    CapitaLand, Ltd.                                                                                    40,727,757
Reinsurance - 3.1%
            29,145    Berkshire Hathaway, Inc. - Class B*                                                                132,609,750
Retail - Apparel and Shoe - 1.1%
           901,210    Industria de Diseno Textil S.A. #                                                                   45,233,654
Retail - Consumer Electronics - 1.8%
           694,310    Yamada Denki Company, Ltd.*                                                                         74,175,425
Retail - Drug Store - 1.4%
         1,531,140    CVS/Caremark Corp.                                                                                  59,821,640
Retail - Major Department Stores - 1.0%
           377,865    Sears Holdings Corp.*,#                                                                             41,750,304
Schools - 0.7%
           376,050    Apollo Group, Inc. - Class A*                                                                       29,986,227
Semiconductor Components/Integrated Circuits - 1.1%
         4,055,025    Marvell Technology Group, Ltd.*                                                                     48,133,147
Semiconductor Equipment - 0.5%
           767,967    ASML Holding N.V.*                                                                                  20,460,617
Telecommunication Equipment - Fiber Optics - 0.6%
           993,410    Corning, Inc.                                                                                       23,911,379
Telephone - Integrated - 0.9%
         3,687,610    Sprint Nextel Corp.                                                                                 38,830,533
Television - 5.0%
        19,153,651    British Sky Broadcasting Group PLC                                                                 209,383,139
Transportation - Services - 1.1%
           626,430    United Parcel Service, Inc. - Class B                                                               45,829,619
Web Portals/Internet Service Providers - 3.4%
         7,435,055    Yahoo!, Inc.*, #                                                                                   142,604,355
Wireless Equipment - 2.8%
         2,186,170    Nokia Oyj                                                                                           80,391,437
        17,426,560    Telefonaktiebolaget L.M. Ericsson - Class B                                                         39,502,850
                                                                                                                         119,894,287
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,448,965,196)                                                                               3,836,190,981
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
        21,015,800    Janus Institutional Cash Management Fund - Institutional Shares, 3.95%                              21,015,800
        66,045,200    Janus Institutional Money Market Fund - Institutional Shares, 3.81%                                 66,045,200
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $87,061,000)                                                                                    87,061,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.0%
       171,431,886    Allianz Dresdner Daily Asset Fund +                                                                171,431,886
       122,799,243    Time Deposits +                                                                                    122,799,243
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $294,231,129)                                                                               294,231,129
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $3,830,257,325) - 100%                                                                 $ 4,217,483,110
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                      $   48,911,749               1.1%
Belgium                                             4,329,792               0.1%
Bermuda                                           371,337,086               8.8%
Canada                                             63,522,087               1.5%
Cayman Islands                                     15,780,027               0.4%
Finland                                            80,391,437               1.9%
Hong Kong                                           3,857,220               0.1%
India                                              53,911,087               1.3%
Japan                                             363,690,757               8.6%
Netherlands                                       120,928,459               2.9%
Singapore                                          40,727,757               1.0%
South Korea                                        33,746,595               0.8%
Spain                                              45,233,654               1.1%
Sweden                                             39,502,850               0.9%
Switzerland                                       159,094,627               3.8%
United Kingdom                                    330,663,117               7.8%
United States ++                                2,441,854,809              57.9%
--------------------------------------------------------------------------------
Total                                          $4,217,483,110             100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (48.9% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2008.

-----------------------------------------------------------------------------------------------------------------------------
                        Purchases                       Sales                      Realized         Dividend        Value
                          Shares          Cost          Shares         Cost       Gain/(Loss)        Income      at 1/31/08
-----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
-----------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc.              --     $         --         --     $       --    $         --     $    406,418   $114,169,701
-----------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for INTECH Risk-Managed Stock Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus Fund, Janus Fundamental Equity Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the
 "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative,
  Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of January 31, 2008, the following Funds had on loan securities valued as indicated:
--------------------------------------------------------------------------------
                                                          Value at
    Fund                                              January 31, 2008
--------------------------------------------------------------------------------
  INTECH Risk-Managed Stock Fund                       $  9,904,744
--------------------------------------------------------------------------------
  Janus Balanced Fund                                   641,711,052
--------------------------------------------------------------------------------
  Janus Contrarian Fund                                 582,834,201
--------------------------------------------------------------------------------
  Janus Enterprise Fund                                 251,892,877
--------------------------------------------------------------------------------
  Janus Flexible Bond Fund                              207,595,280
--------------------------------------------------------------------------------
  Janus Fund                                            156,688,812
--------------------------------------------------------------------------------
  Janus Fundamental Equity Fund                          57,613,432
--------------------------------------------------------------------------------
  Janus Global Life Sciences Fund                        64,615,557
--------------------------------------------------------------------------------
  Janus Global Opportunities Fund                        14,681,036
--------------------------------------------------------------------------------
  Janus Global Research Fund                             19,400,334
--------------------------------------------------------------------------------
  Janus Global Technology Fund                           65,467,111
--------------------------------------------------------------------------------
  Janus Growth and Income Fund                          263,392,337
--------------------------------------------------------------------------------
  Janus High-Yield Fund                                  27,051,082
--------------------------------------------------------------------------------
  Janus Mid Cap Value Fund                              541,800,399
--------------------------------------------------------------------------------
  Janus Orion Fund                                      355,928,224
--------------------------------------------------------------------------------
  Janus Overseas Fund                                   181,705,591
--------------------------------------------------------------------------------
  Janus Research Fund                                   269,980,623
--------------------------------------------------------------------------------
  Janus Short-Term Bond Fund                             44,886,586
--------------------------------------------------------------------------------
  Janus Small Cap Value Fund                            199,147,969
--------------------------------------------------------------------------------
  Janus Triton Fund                                      13,924,422
--------------------------------------------------------------------------------
  Janus Twenty Fund                                     147,408,067
--------------------------------------------------------------------------------
  Janus Venture Fund                                    305,090,172
--------------------------------------------------------------------------------
  Janus Worldwide Fund                                  285,413,216
--------------------------------------------------------------------------------

As of January 31, 2008, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                     Cash Collateral at
    Fund                                              January 31, 2008
--------------------------------------------------------------------------------
  INTECH Risk-Managed Stock Fund                       $ 10,169,945
--------------------------------------------------------------------------------
  Janus Balanced Fund                                   657,447,871
--------------------------------------------------------------------------------
  Janus Contrarian Fund                                 602,043,132
--------------------------------------------------------------------------------
  Janus Enterprise Fund                                 260,016,130
--------------------------------------------------------------------------------
  Janus Flexible Bond Fund                              213,096,438
--------------------------------------------------------------------------------
  Janus Fund                                            160,607,373
--------------------------------------------------------------------------------
  Janus Fundamental Equity Fund                          59,183,842
--------------------------------------------------------------------------------
  Janus Global Life Sciences Fund                        66,562,874
--------------------------------------------------------------------------------
  Janus Global Opportunities Fund                        15,252,075
--------------------------------------------------------------------------------
  Janus Global Research Fund                             20,361,186
--------------------------------------------------------------------------------
  Janus Global Technology Fund                           68,494,943
--------------------------------------------------------------------------------
  Janus Growth and Income Fund                          271,385,379
--------------------------------------------------------------------------------
  Janus High-Yield Fund                                  27,779,205
--------------------------------------------------------------------------------
  Janus Mid Cap Value Fund                              560,556,633
--------------------------------------------------------------------------------
  Janus Orion Fund                                      369,714,649
--------------------------------------------------------------------------------
  Janus Overseas Fund                                   200,452,035
--------------------------------------------------------------------------------
  Janus Research Fund                                   278,011,003
--------------------------------------------------------------------------------
  Janus Short-Term Bond Fund                             45,794,423
--------------------------------------------------------------------------------
  Janus Small Cap Value Fund                            205,816,694
--------------------------------------------------------------------------------
  Janus Triton Fund                                      14,480,640
--------------------------------------------------------------------------------
  Janus Twenty Fund                                     150,590,584
--------------------------------------------------------------------------------
  Janus Venture Fund                                    316,283,796
--------------------------------------------------------------------------------
  Janus Worldwide Fund                                  294,231,129
--------------------------------------------------------------------------------

As of January 31, 2008, all cash collateral received by the Funds was invested in the Allianz Dresdner Daily Asset Fund except as noted in the following table:

--------------------------------------------------------------------------------

    Fund                                               Time Deposits
--------------------------------------------------------------------------------
  INTECH Risk-Managed Stock Fund                      $   6,516,088
--------------------------------------------------------------------------------
  Janus Balanced Fund                                   419,843,533
--------------------------------------------------------------------------------
  Janus Contrarian Fund                                 364,443,132
--------------------------------------------------------------------------------
  Janus Enterprise Fund                                 125,388,269
--------------------------------------------------------------------------------
  Janus Flexible Bond Fund                               78,514,961
--------------------------------------------------------------------------------
  Janus Fund                                             37,300,665
--------------------------------------------------------------------------------
  Janus Fundamental Equity Fund                          33,394,433
--------------------------------------------------------------------------------
  Janus Global Life Sciences Fund                         7,849,604
--------------------------------------------------------------------------------
  Janus Global Opportunities Fund                         6,911,266
--------------------------------------------------------------------------------
  Janus Global Research Fund                             14,241,874
--------------------------------------------------------------------------------
  Janus Global Technology Fund                           25,520,798
--------------------------------------------------------------------------------
  Janus Growth and Income Fund                          109,731,151
--------------------------------------------------------------------------------
  Janus High-Yield Fund                                   5,461,646
--------------------------------------------------------------------------------
  Janus Mid Cap Value Fund                              322,956,633
--------------------------------------------------------------------------------
  Janus Orion Fund                                      131,754,879
--------------------------------------------------------------------------------
  Janus Overseas Fund                                    21,435,273
--------------------------------------------------------------------------------
  Janus Research Fund                                    87,614,910
--------------------------------------------------------------------------------
  Janus Short-Term Bond Fund                             16,780,181
--------------------------------------------------------------------------------
  Janus Small Cap Value Fund                             64,728,548
--------------------------------------------------------------------------------
  Janus Triton Fund                                       1,999,638
--------------------------------------------------------------------------------
  Janus Twenty Fund                                      15,059,252
--------------------------------------------------------------------------------
  Janus Venture Fund                                     89,483,730
--------------------------------------------------------------------------------
  Janus Worldwide Fund                                  122,799,243
--------------------------------------------------------------------------------

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Futures Contracts

The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian.

Swaps

The Funds may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Forward Currency Transactions

The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at January 31, 2008. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at January 31, 2008, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds, except INTECH Risk-Managed Stock Fund, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Fund owns, or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities by locking in gains. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Funds, except Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, INTECH Risk-Managed Stock Fund and the Money Market
Funds, may also engage in other short sales. A Fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of the Fund's short sale positions will not exceed 10% of its assets. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Mortgage Dollar Rolls

Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

Floating Rate Loans

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime
 Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD Rate"). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range for the quarter ended January 31, 2008 are indicated in the table below.

--------------------------------------------------------------------------------
                                           Average
                                           Monthly
Fund                                      Borrowings                Rates
--------------------------------------------------------------------------------
Janus Balanced Fund                      $21,701,355          1.50%-7.61%
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                  21,220,292         2.025%-8.70%
--------------------------------------------------------------------------------
Janus High-Yield Fund                     32,318,069         0.15%-12.36%
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                14,013,207          2.00%-9.75%
--------------------------------------------------------------------------------

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund and Janus High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. INTECH Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds.

Options Contracts

The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds, except INTECH Risk-Managed Stock Fund, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the three-month period ended January 31, 2008 is indicated in the tables below:



                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2007                   25,875    $ 2,937,357
Options written                                            9,393        685,689
Options closed                                                --             --
Options expired                                          (35,268)    (3,623,046)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                       --    $        --
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2007                    9,773    $ 1,290,016
Options written                                          258,275     35,133,455
Options closed                                          (107,997)    (9,289,893)
Options expired                                          (61,344)    (5,762,256)
Options exercised                                        (95,017)   (18,057,702)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                    3,690    $ 3,313,620
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Fund
Options Outstanding at October 31, 2007                    9,869    $ 1,103,756
Options written                                               --             --
Options closed                                            (5,713)      (666,190)
Options expired                                           (4,156)      (437,566)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                       --    $        --
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Fund
Options Outstanding at October 31, 2007                    2,660    $   202,866
Options written                                               --             --
Options closed                                                --             --
Options expired                                           (1,143)       (33,147)
Options exercised                                         (1,517)      (169,719)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                       --    $        --
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Options outstanding at October 31, 2007                   10,959    $ 1,477,510
Options written                                               --             --
Options closed                                            (8,329)    (1,097,008)
Options expired                                           (2,630)      (380,502)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                       --    $        --
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2007                    2,091    $ 1,449,365
Options written                                               --             --
Options closed                                            (2,091)    (1,449,365)
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008              $        --    $        --
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Options outstanding at October 31, 2007                       --    $        --
Options written                                            6,269      3,009,917
Options closed                                            (4,269)    (1,851,675)
Options expired                                               --             --
Options exercised                                         (2,000)    (1,158,242)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008           -                 $  -
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Options outstanding at October 31, 2007                  450,816    $ 6,985,888
Options written                                          676,268     22,349,598
Options closed                                          (373,436)    (6,872,244)
Options expired                                         (230,107)    (5,087,665)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                  523,541    $17,375,577
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2007                       --    $        --
Options written                                          588,523     22,486,167
Options closed                                            (9,940)      (675,910)
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                  578,583    $21,810,257
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2007                       --    $        --
Options written                                          629,334     27,310,772
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2008                  629,334    $27,310,772
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Fund may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Securities Transactions

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended January 31, 2008, the following Funds had the following affiliated purchases and sales:

                                                                Purchases           Sales            Dividend             Value
                                                               Shares/Cost       Shares/Cost          Income            at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund- Institutional Shares
INTECH Risk-Managed Stock Fund                               $    7,394,606      $   4,059,406     $        4,017     $    3,335,200
Janus Balanced Fund                                             142,927,587        134,488,485            873,217         85,717,938
Janus Contrarian Fund                                           326,164,559        358,840,663            482,070         69,465,500
Janus Enterprise Fund                                            66,492,355         55,264,412            785,409         36,057,363
Janus Flexible Bond Fund                                         88,081,568         55,531,456            346,823         46,576,645
Janus Fund                                                      294,011,046        388,151,650          2,142,815         82,199,388
Janus Fundamental Equity Fund                                    55,986,195         92,778,317            214,217            366,500
Janus Global Life Sciences Fund                                  48,050,145         38,917,866            109,429         13,197,429
Janus Global Opportunities Fund                                   5,926,150          8,884,246             24,210            845,500
Janus Global Research Fund                                       18,359,498         24,438,968             46,919          1,236,700
Janus Global Technology Fund                                     41,869,517         61,015,751            500,534         15,540,823
Janus Growth and Income Fund                                    138,681,527        135,469,767          2,441,178        125,993,354
Janus High-Yield Fund                                            55,785,175                 --            363,688         58,922,275
Janus Mid Cap Value Fund                                         41,024,889        352,227,947          1,627,561                 --
Janus Orion Fund                                                296,487,338        291,455,021          1,989,602        178,521,885
Janus Overseas Fund                                             357,410,423        312,356,473          1,880,166         82,117,900
Janus Research Fund                                             375,466,231        394,621,631          1,193,118         84,697,450
Janus Short-Term Bond Fund                                       11,897,712         25,396,564            112,465                 --
Janus Small Cap Value Fund                                       14,154,106        155,537,646            715,496                 --
Janus Triton Fund                                                10,821,837         16,650,140             38,202            370,000
Janus Twenty Fund                                               378,865,935        287,171,384          5,302,531        519,558,593
Janus Venture Fund                                               28,089,293         31,650,293             14,568                 --
Janus Worldwide Fund                                             42,660,545         69,391,680            425,121         21,015,800
------------------------------------------------------------------------------------------------------------------------------------
                                                             $2,846,608,237     $3,294,299,766     $   21,633,356     $1,425,736,243
------------------------------------------------------------------------------------------------------------------------------------

                                                                Purchases           Sales            Dividend             Value
                                                               Shares/Cost       Shares/Cost          Income            at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional Shares
INTECH Risk-Managed Stock Fund                              $     8,128,061    $     3,769,261      $       4,031     $    4,358,800
Janus Balanced Fund                                             165,504,516        163,761,516            144,425          3,848,500
Janus Contrarian Fund                                           389,749,808        413,911,608            473,116          7,838,500
Janus Enterprise Fund                                           139,594,337        136,093,588            212,540         18,131,000
Janus Flexible Bond Fund                                        103,406,995        107,747,545            111,740                 --
Janus Fund                                                      408,581,157        485,608,351            530,828          7,685,000
Janus Fundamental Equity Fund                                   127,153,459        116,344,459            109,460         15,755,500
Janus Global Life Sciences Fund                                  32,019,306         32,696,656             17,577          4,177,500
Janus Global Opportunities Fund                                  15,731,318         14,899,818             29,035            831,500
Janus Global Research Fund                                       14,247,175         14,764,275             10,004          1,006,300
Janus Global Technology Fund                                     47,598,388         53,597,249             64,115                 --
Janus Growth and Income Fund                                    358,764,333        448,371,233          1,449,039         16,012,000
Janus High-Yield Fund                                            96,191,980         79,198,000            335,183         18,414,880
Janus Mid Cap Value Fund                                         87,855,189        217,499,588            451,965                 --
Janus Orion Fund                                                400,020,219        274,652,979            769,034        125,367,240
Janus Overseas Fund                                             447,534,357        369,488,307            411,216        124,119,100
Janus Research Fund                                             358,857,469        396,314,369            335,497         22,653,800
Janus Short-Term Bond Fund                                       16,383,646         16,383,646             11,312                 --
Janus Small Cap Value Fund                                       21,763,482         22,705,982             15,124                 --
Janus Triton Fund                                                12,853,295         10,255,295              5,960          2,598,000
Janus Twenty Fund                                               748,643,758        682,212,616          3,658,905        573,812,750
Janus Venture Fund                                               17,919,217         17,919,217             15,255                 --
Janus Worldwide Fund                                            144,747,391         78,702,191            305,613         66,045,200
------------------------------------------------------------------------------------------------------------------------------------
                                                             $4,163,248,856     $4,156,897,749     $    9,470,974     $1,012,655,570
------------------------------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of funds, of which the Funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended January 31, 2008, the following Portfolios had the following affiliated purchases and sales:

------------------------------------------------------------------------------------------------------------------------------------
                                            Purchases                   Sales                Realized      Dividend         Value
                                        Shares        Cost       Shares        Cost         Gain/(Loss)     Income        at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
Janus Adviser INTECH Risk-
Managed Growth Fund - Class I Shares    233,671    $3,417,499   (28,991)     $(458,516)      $(53,329)     $ 341,232     $22,685,425
Janus Adviser INTECH Risk-
Managed Value Fund - Class I Shares     260,766     2,952,444   (37,288)      (472,033)       (66,846)       519,936      21,899,597
Janus Adviser International Equity
   Fund - Class I Shares                127,495     1,591,104   (21,919)      (287,564)       (27,087)       135,525      16,048,832

Janus Flexible Bond Fund                321,604     3,089,582   (50,994)      (488,474)          3,538       340,279      31,913,701

Janus Growth and Income Fund             75,143     2,739,994    (6,750)      (295,488)       (63,953)       234,187      12,807,694

Janus High-Yield Fund                    62,808       577,824    (9,534)       (95,069)        (8,243)        92,665       5,051,685

Janus Orion Fund                         66,620       839,651   (12,148)      (162,231)       (17,522)        30,996       9,183,260

Janus Overseas Fund                      84,388     4,552,433    (7,948)      (488,857)       (83,671)       632,704      25,796,005

Janus Research Fund                      43,300     1,306,383    (8,004)      (253,734)       (22,199)        12,535      13,805,429

Janus Twenty Fund                        18,479     1,325,516    (3,346)      (249,722)       (18,187)        31,669      15,480,554
------------------------------------------------------------------------------------------------------------------------------------
                                                  $22,392,430              $(3,251,688)     $(357,499)    $2,371,728    $174,672,182
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            Purchases                   Sales                Realized      Dividend         Value
                                        Shares        Cost       Shares        Cost         Gain/(Loss)     Income        at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate
Janus Adviser INTECH Risk-
Managed Growth Fund - Class I Shares    141,096    $2,061,957   (25,109)     $(395,867)      $(53,584)      $192,178     $12,666,790
Janus Adviser INTECH Risk-
Managed Value Fund - Class I Shares     144,827     1,637,051   (29,103)      (366,465)       (55,298)       266,692      11,130,177
Janus Adviser International Equity
   Fund - Class I Shares                 66,929       835,129   (15,878)      (207,168)       (20,468)        64,701       7,598,800

Janus Flexible Bond Fund                489,780     4,707,501  (106,195)    (1,015,618)         11,232       470,717      44,041,950

Janus Growth and Income Fund             63,493     2,317,410    (8,262)      (360,650)       (80,600)       188,135      10,235,028

Janus High-Yield Fund                    49,121       451,244   (10,268)      (102,415)        (9,066)        66,110       3,594,631

Janus Orion Fund                         31,746       398,464    (7,904)      (104,932)       (11,582)        13,250       3,908,115

Janus Overseas Fund                      49,841     2,693,680    (6,808)      (414,904)       (72,621)       354,269      14,374,119

Janus Research Fund                      25,833       777,137    (6,519)      (205,826)       (19,125)         6,709       7,352,953

Janus Short-Term Bond Fund              197,243       570,637   (42,967)      (124,604)          (138)        57,087       5,187,337

Janus Twenty Fund                         7,327       524,899    (1,823)      (135,516)       (11,050)        11,280       5,488,837
------------------------------------------------------------------------------------------------------------------------------------
                                                  $16,975,109              $(3,433,965)     $(322,300)    $1,691,128    $125,578,737
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            Purchases                   Sales                Realized      Dividend         Value
                                        Shares        Cost       Shares        Cost         Gain/(Loss)     Income        at 1/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio -
Conservative
Janus Adviser INTECH Risk-
Managed Growth Fund - Class I Shares    133,287    $1,906,807    (9,703)     $(152,114)       $(5,434)      $ 84,420      $6,254,355
Janus Adviser INTECH Risk-
Managed Value Fund - Class I Shares     161,767     1,793,458   (12,584)      (158,557)       (11,876)       129,919       6,136,967
Janus Adviser International Equity
   Fund - Class I Shares                 51,368       627,511    (4,309)       (56,623)        (1,618)        19,452       2,553,370

Janus Contrarian Fund                    49,134       948,478    (3,634)       (74,774)        (1,434)        12,395       3,377,656

Janus Flexible Bond Fund              1,118,328    10,776,627   (97,653)      (939,080)        (3,992)       440,129      45,344,867

Janus Growth and Income Fund             38,776     1,401,589    (2,331)      (102,335)       (10,659)        62,857       3,878,474

Janus High-Yield Fund                    70,844       648,385    (5,937)       (59,217)        (4,212)        40,373       2,437,394

Janus Orion Fund                         50,274       615,919    (4,255)       (57,200)        (2,194)         7,859       2,596,508

Janus Overseas Fund                      30,615     1,631,893    (1,908)      (118,027)        (8,016)       114,965       5,226,974

Janus Research Fund                      20,714       610,066    (1,786)       (56,715)        (1,710)         2,007       2,474,772

Janus Short-Term Bond Fund              437,929     1,267,940   (38,056)      (110,173)          (163)        51,881       5,207,201
------------------------------------------------------------------------------------------------------------------------------------
                                                 $ 22,228,673              $(1,884,815)      $(51,308)     $ 966,257    $ 85,488,538
------------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of January 31, 2008, the Funds' and Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------------------------------------------------------
                                                                                                          Net
                                                                 Unrealized         Unrealized       Appreciation/
 Fund                                      Federal Tax Cost     Appreciation      (Depreciation)    (Depreciation)
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund            $    418,749,421     $   38,876,751   $  (29,017,454)    $    9,859,297
----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                          2,923,578,280       427,901,980       (55,715,889)       372,186,091
----------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                        7,120,165,891      2,007,201,297     (485,840,961)     1,521,360,336
----------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                        1,717,974,851       597,363,235      (117,626,029)       479,737,206
----------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                   44,969,734             10              (67,246)          (67,236)
----------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                     1,034,678,887       29,397,418         (4,227,925)        25,169,493
----------------------------------------------------------------------------------------------------------------------
Janus Fund                                  10,240,343,995    1,953,797,016       (545,619,009)     1,408,178,007
----------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund                  901,605,124      155,219,449        (59,675,430)        95,544,019
----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                806,503,263      201,543,588        (78,419,000)       123,124,588
----------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                141,880,202        33,138,081        (10,234,672)       22,903,409
----------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                     259,398,879        33,563,292        (21,604,757)       11,958,535
----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                   832,319,188       163,840,337        (93,093,249)       70,747,088
----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                 5,420,054,025       957,192,092       (325,276,055)      631,916,037
----------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                         563,146,918         1,635,438        (27,526,153)      (25,890,715)
----------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                     6,776,008,724       744,967,174      (350,837,458)       394,129,716
----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                             4,399,155,917       810,690,642      (186,225,845)       624,464,797
----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                          8,186,780,555      2,551,520,393     (621,468,569)     1,930,051,824
----------------------------------------------------------------------------------------------------------------------
Janus Research Fund                          4,088,928,854       588,340,736      (307,197,590)       281,143,146
----------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                     221,074,465        3,851,258           (700,939)         3,150,319
----------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund                   1,422,073,536       222,488,263      (123,208,242)        99,280,021
----------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                              146,076,395        13,423,619       (16,369,403)       (2,945,784)
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                            7,336,671,896      4,621,473,976     (165,391,711)      4,456,082,265
----------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                           1,539,610,712       302,604,759      (158,863,660)       143,741,099
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                         3,864,645,350       818,305,936      (465,468,176)       352,837,760
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                          Net
                                                               Unrealized          Unrealized        Appreciation/
 Portfolio                                Federal Tax Cost    Appreciation       (Depreciation)     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative        $84,757,652        $2,431,899         $(1,877,638)         $554,261
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth              170,746,389         9,503,877         (5,578,085)          3,925,792
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate            123,761,273         5,294,934         (3,477,470)          1,817,464
----------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and also applies to all open tax years as of the date of effectiveness. Management has evaluated the Funds' tax positions taken on federal income tax returns for purposes of implementing the Interpretation and has determined that no provision for income tax is required in the Funds' financial statements. Management is not aware of any events that are reasonably possible to occur that would result in any unrecognized future tax benefits significantly impacting the Funds.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, the Funds will be required to disclose the extent to which fair value is used to measure assets and liabilities and the inputs used to develop the measurements.




Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 28, 2008

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: March 28, 2008